UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-1018

Dreyfus Funds, Inc. --------------------------------------------------------------- (Exact name of registrant as specified in charter)

201 Columbine Street, Suite 200, Denver, Colorado 80206 --------------------------------------------------------------- (Address of principal executive offices) (Zip code)

Kenneth R. Christoffersen, Esq. 201 Columbine Street, Suite 200, Denver, Colorado 80206 --------------------------------------------------------------- (Name and address of agent for service)

Registrant's telephone number, including area code: 303-394-4404 Date of fiscal year end: December 31 Date of reporting period: June 30, 2009

ITEM 1. REPORTS TO STOCKHOLDERS

Dreyfus Discovery Fund

Discovery Fund is closed to new investors. Please see the prospectus for additional information.

SEMIANNUAL REPORT June 30, 2009

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus, Founders or any other person in our organization. Any such views are subject to change at any time based upon market or other conditions and we disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
13	Statement of Assets and Liabilities
14	Statement of Operations
15	Statement of Changes in Net Assets
17	Financial Highlights
22	Notes to Financial Statements
34	Factors Considered in Approving Advisory Agreements
FOR MORE INFORMATION
Back Cover

Dreyfus Discovery Fund

The Fund

A LETTER FROM THE CHAIRMAN Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Discovery Fund, covering the six-month period from January 1, 2009, through June 30, 2009.

The severe recession and banking crisis that dominated the financial markets at the start of 2009 appear to have moderated as of mid-year. Previously frozen credit markets have thawed, giving businesses access to the capital they need to grow.After reaching multi-year lows in early March, equities staged an impressive rally, enabling most major stock market indices to end the six-month reporting period close to where they began. While the U.S. economy remains weak overall, we have seen encouraging evidence of potential recovery, including a recovering housing market and improvements within certain manufacturing sectors. Meanwhile, inflation has remained tame in the face of high unemployment and unused manufacturing capacity.

Although these developments give us reasons for optimism, we remain cautious due to the speed and magnitude of the stock market’s 2009 rebound. Indeed, the market’s advance was led mainly by lower-quality stocks when investors developed renewed appetites for risk. We would prefer to see a steadier rise in stock prices supported by more concrete economic data, as the rapid rise increases the possibility that profit-taking could move the market lower. In uncertain markets such as this one, even the most seasoned investors can benefit from professional counsel. To determine how your investments should be positioned for the challenges and opportunities that lie ahead, we continue to stress that you talk regularly with your financial advisor.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

J. David Officer
Chairman, President and Chief Executive Officer
Founders Asset Management LLC
July 15, 2009

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2009, through June 30, 2009 as provided by B. Randall Watts, Jr., CFA, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended June 30, 2009, Dreyfus Discovery Fund’s Class A shares produced a total return of 0.94%, Class B shares returned 0.65%, Class C shares returned 0.64%, Class F shares returned 1.28% and Class I shares returned 1.30%.1 In comparison, the Russell 2000 Growth Index, the fund’s benchmark, produced a total return of 11.36% for the reporting period.2

The market’s bias toward defensive investments reversed course in mid-March, as renewed economic optimism and the lure of inexpensive stocks fueled a market rally through mid-year 2009.The fund’s returns underperformed its benchmark, mainly due to disappointing stock selections in the health care, information technology and financials sectors.

The Fund’s Investment Approach

The fund invests primarily in small U.S.-based companies that we believe possess high-growth potential. The fund may also invest in larger companies if, in our opinion, they represent better prospects for capital appreciation.We use a “growth style” of investing, searching for companies whose fundamental strengths suggest the potential to provide superior earnings growth over time. Our “bottom-up” approach emphasizes individual stock selection.We go beyond Wall Street analysis and perform intensive qualitative and quantitative in-house research to determine whether companies meet our investment criteria.

Stocks Rallied from Multi-Year Lows

2009 opened in the midst of a deep and prolonged global recession stemming from rising unemployment, plummeting housing values and depressed consumer sentiment. The economic downturn was intensified by a financial crisis that nearly led to the collapse of the global banking system. Consequently, investors continued to favor the stocks of traditionally defensive companies and industry groups early in the year. However, in early March, evidence of stabilization in global credit markets buoyed investor sentiment, as did early signs that massive intervention by government and monetary authorities had helped to

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

slow the rate of economic decline. Bargain-hunting investors regained their appetites for risk, and they began to favor the lower-quality, beaten-down stocks they previously had avoided.

Stock Selection Strategies Undermined Performance

We remained resolute in our bias toward higher-quality companies with viable long-term growth opportunities. Because many of the benchmark’s stronger performers did not meet our investment criteria, the fund’s results trailed its benchmark for the reporting period.

The traditionally defensive health care sector suffered during the reporting period due in part to uncertainty surrounding government health care reform proposals. In addition, cash-strapped consumers found ways to reduce health care costs, and the market rally led investors away from more defensive market sectors. In light of these headwinds, the fund’s health care holdings weighed on its performance.The stocks of biotechnology firms BioMarin Pharmaceutical, Myriad Genetics and Onyx Pharmaceuticals encountered pressure during the volatile reporting period, as did equipment suppliers CONMED, Haemonetics and Integra LifeSciences Holding. Missed earnings expectations hurt behavioral hospital operator Psychiatric Solutions.

In the information technology sector, unfortunate timing in the purchase of software developer Sybase undermined the fund’s returns. Expense management solutions provider Concur Technologies underperformed as investors began to question the company’s growth,while local search firm Marchex saw a drop in advertising sales.

Within the financials sector, overweighted exposure to weaker-performing property-and-casualty insurance companies RLI, Validus Holdings and Arch Capital Group detracted from performance as investors remain concerned regarding their investment portfolios. Moreover, Lions Gate Entertainment lagged its consumer discretionary peers, while apparel manufacturers Sketchers U.S.A. and True Religion Apparel suffered from softer consumer spending. Education stock Corinthian Colleges also lagged market averages due to questions regarding the availability of government loans and other financing for higher education.

Despite these influences, some of the fund’s strategies produced above-average results. Advantageous buy and sell strategies in the energy sector produced positive contributions through equipment and service providers Dril-Quip and NATCO Group as well as exploration-and-production firms Concho Resources and Plains Exploration &

4

Production. In addition, telecommunications services company Neutral Tandem,a provider of interconnectivity between mobile devices and networks, saw its stock price rise amid strong demand.

Focusing on High-Quality Stocks

Investors appeared to refocus on underlying business fundamentals toward the end of the reporting period, and the fund’s relative performance began to improve. We have continued to favor information technology companies due to their early-cycle economic sensitivity and the prospect of robust demand from companies that have postponed upgrades to their systems.The growth potential of property-and-casualty insurers also appears attractive to us given the scarcity of capital, and we have continued to favor the energy sector in anticipation of stronger demand in a recovering global economy. Conversely, the fund has maintained underweighted exposure to the consumer discretionary sector, as we have not yet seen signs of stabilization in consumer spending amid high levels of unemployment. Regardless of the market’s direction, we intend to remain steadfast in our investment approach, focusing on companies with sound fundamentals, positive growth trajectories and attractive prices.

July 15, 2009

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period.
Small companies carry additional risks because their earnings and revenues tend to be less predictable, and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies.
Part of the fund’s historical performance is due to amounts received from class action settlements regarding prior fund holdings. There is no guarantee that these settlement distributions will occur in the future or have a similar impact on performance.
1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2	SOURCE: LIPPER INC. – Reflects reinvestment of dividends and, where applicable, capital gains distributions.The Russell 2000 Growth Index is an unmanaged index, which measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.The total return figure cited for this index assumes change in security prices and reinvestment of dividends, but does not reflect the costs of managing a mutual fund.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund's prospectus or talk to your financial advisor.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Discovery Fund from January 1, 2009 to June 30, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.To estimate the expenses you paid on your account over this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the results by the number in the Expenses paid per $1,000 line for the class of shares you own.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended June 30, 2009

	Class A	Class B	Class C	Class F	Class I
Expenses paid per $1,000†	$ 11.51	$ 14.93	$ 15.07	$ 8.58	$ 8.53
Ending value (after expenses)	$1,009.40	$1,006.50	$1,006.40	$1,012.80	$1,013.00

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended June 30, 2009

	Class A	Class B	Class C	Class F	Class I
Expenses paid per $1,000†	$ 11.53	$ 14.95	$ 15.10	$ 8.60	$ 8.55
Ending value (after expenses)	$1,013.34	$1,009.92	$1,009.77	$1,016.27	$1,016.31

† Expenses are equal to the fund’s non annualized expense ratio of 2.31% for Class A shares, 3.00% for Class B shares, 3.03% for Class C shares, 1.72% for Class F shares and 1.71% for Class I shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS June 30, 2009 (Unaudited)

Common Stocks—97.6%	Shares	Value ($)
Consumer Discretionary—9.0%
Aeropostale	19,230 [a]	659,012
Carter’s	51,670 [a]	1,271,599
Cato, Cl. A	51,050	890,312
Chipotle Mexican Grill, Cl. B	8,286 [a]	578,280
Citi Trends	35,390 [a]	915,893
Fossil	37,180 [a]	895,294
Gentex	70,360	816,176
Interactive Data	31,870	737,472
Lions Gate Entertainment	75,680 [a]	423,808
Lumber Liquidators	56,190 [a]	885,554
Papa John’s International	17,250 [a]	427,627
Pool	49,630	821,873
Shuffle Master	54,750 [a]	361,897
Texas Roadhouse, Cl. A	62,620 [a]	683,184
		10,367,981
Consumer Staples—5.4%
Alberto-Culver	45,760	1,163,677
Casey’s General Stores	43,140	1,108,267
Central Garden & Pet	58,520 [a]	643,135
Cheesecake Factory	32,250 [a]	557,925
Hain Celestial Group	49,710 [a]	775,973
Nu Skin Enterprises, Cl. A	63,260	967,878
Peet’s Coffee & Tea	25,470 [a]	641,844
Smart Balance	44,170 [a]	300,798
		6,159,497
Energy—4.5%
Arena Resources	67,190 [a]	2,140,001
Concho Resources	36,593 [a]	1,049,853
Dril-Quip	18,390 [a]	700,659
Oil States International	26,380 [a]	638,660
Plains Exploration & Production	20,980 [a]	574,013
		5,103,186

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Financial—6.0%
Arch Capital Group	18,570 [a]	1,087,831
Duff & Phelps	30,670	545,313
Riskmetrics Group	44,640 [a]	788,342
RLI	22,550	1,010,240
Tower Group	51,560	1,277,657
Validus Holdings	54,320	1,193,954
Westamerica Bancorporation	20,950	1,039,329
		6,942,666
Health Care—26.6%
Acorda Therapeutics	22,620 [a]	637,658
Affymetrix	94,700 [a]	561,570
Alexion Pharmaceuticals	41,080 [a]	1,689,210
Allos Therapeutics	29,070 [a]	240,990
Allscripts-Misys Healthcare Solutions	67,180 [a]	1,065,475
Alnylam Pharmaceuticals	32,308 [a]	719,499
Analogic	15,350	567,182
AngioDynamics	63,600 [a]	843,972
Bio-Rad Laboratories, Cl. A	8,870 [a]	669,508
Bruker	54,237 [a]	502,235
Catalyst Health Solutions	51,910 [a]	1,294,635
Centene	37,440 [a]	748,051
Chemed	13,910	549,167
Cyberonics	33,990 [a]	565,254
Eclipsys	47,590 [a]	846,150
Emergency Medical Services, Cl. A	16,316 [a]	600,755
Emergent Biosolutions	47,360 [a]	678,669
Emeritus	5,690 [a]	75,165
Enzon Pharmaceuticals	101,000 [a]	794,870
ev3	53,270 [a]	571,054
Haemonetics	15,260 [a]	869,820
Inspire Pharmaceuticals	32,380 [a]	180,033
Medarex	84,930 [a]	709,165
MEDNAX	21,150 [a]	891,050
Natus Medical	71,930 [a]	830,072

8

Common Stocks (continued)	Shares	Value ($)
Health Care (continued)
NuVasive	25,180 [a]	1,123,028
Onyx Pharmaceuticals	19,630 [a]	554,744
Owens & Minor	28,050	1,229,151
PerkinElmer	57,980	1,008,852
PharMerica	26,990 [a]	529,814
Phase Forward	45,080 [a]	681,159
PSS World Medical	53,000 [a]	981,030
Regeneron Pharmaceuticals	43,920 [a]	787,046
Resmed	22,590 [a]	920,091
SonoSite	31,380 [a]	629,483
Thermo Fisher Scientific	22,380 [a]	912,433
Thoratec	13,270 [a]	355,370
United Therapeutics	4,960 [a]	413,317
Varian	15,800 [a]	622,994
Volcano	49,131 [a]	686,850
West Pharmaceutical Services	22,970	800,505
Zoll Medical	28,440 [a]	550,030
		30,487,106
Industrial—13.3%
A.O. Smith	23,860	777,120
Administaff	30,030	698,798
Applied Industrial Technologies	31,720	624,884
Astec Industries	31,780 [a]	943,548
Clean Harbors	10,310 [a]	556,637
Columbus McKinnon	42,330 [a]	535,475
Cornell	50,800 [a]	823,468
EnerSys	51,030 [a]	928,236
Exponent	18,710 [a]	458,582
First Advantage, Cl. A	28,680 [a]	436,223
Geo Group	23,905 [a]	444,155
GrafTech International	30,790 [a]	348,235
ICF International	30,770 [a]	848,944
II-VI	18,730 [a]	415,244
Kennametal	30,690	588,634

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Industrial (continued)
Landstar System	15,270	548,346
MSC Industrial Direct, Cl. A	32,640	1,158,067
Old Dominion Freight Line	46,580 [a]	1,563,691
Orion Marine Group	19,050 [a]	361,950
Quanta Services	36,860 [a]	852,572
Team	37,980 [a]	595,147
TransDigm Group	21,790 [a]	788,798
		15,296,754
Information Technology—29.2%
3PAR	124,610 [a]	1,545,164
ADTRAN	27,280	585,702
AsiaInfo Holdings	17,740 [a]	305,305
Atheros Communications	61,790 [a]	1,188,840
ATMI	54,180 [a]	841,415
CACI International, Cl. A	20,050 [a]	856,335
Celestica	118,730 [a]	809,739
Cogent	63,630 [a]	682,750
CyberSource	95,560 [a]	1,462,068
DTS	24,810 [a]	671,607
F5 Networks	9,700 [a]	335,523
FEI	41,390 [a]	947,831
FormFactor	19,200 [a]	331,008
Informatica	86,570 [a]	1,488,138
Intermec	97,760 [a]	1,261,104
International Rectifier	61,390 [a]	909,186
j2 Global Communications	34,460 [a]	777,418
JDA Software Group	52,680 [a]	788,093
Limelight Networks	125,090 [a]	550,396
Littelfuse	31,470 [a]	628,141
ManTech International, Cl. A	13,560 [a]	583,622
Mellanox Technologies	56,220 [a]	676,326

10

Common Stocks (continued)	Shares	Value ($)
Information Technology (continued)
Metavante Technologies	92,689 [a]	2,396,938
Michael Baker	11,020 [a]	466,807
NCI, Cl. A	10,740 [a]	326,711
NETGEAR	56,630 [a]	816,038
Novellus Systems	45,790 [a]	764,693
PMC-Sierra	46,130 [a]	367,195
Polycom	63,630 [a]	1,289,780
Quest Software	110,110 [a]	1,534,933
SkillSoft, ADR	163,530 [a]	1,275,534
Sybase	32,900 [a]	1,031,086
Take-Two
Interactive Software	103,700 [a]	982,039
Teradyne	77,410 [a]	531,033
Ultratech	69,140 [a]	851,113
ValueClick	51,480 [a]	541,570
Verigy	70,910 [a]	862,975
Vishay Intertechnology	94,890 [a]	644,303
Volterra Semiconductor	40,890 [a]	537,295
		33,445,754
Materials—2.2%
Aurizon Mines	115,623 [a]	410,462
H.B. Fuller	59,760	1,121,695
Horsehead Holding	11,420 [a]	85,079
Penn Virginia	57,550	942,093
		2,559,329
Telecommunications—1.4%
CommScope	36,220 [a]	951,137
Harris Stratex Networks, Cl. A	95,200 [a]	616,896
		1,568,033
Total Common Stocks
(cost $110,141,104)		111,930,306

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment—2.7%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,093,000)	3,093,000 [b]	3,093,000

Total Investments (cost $113,234,104)	100.3%	115,023,306
Liabilities, Less Cash and Receivables	(.3%)	(393,234)
Net Assets	100.0%	114,630,072

ADR—American Depository Receipts

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Information Technology	29.2	Energy	4.5
Health Care	26.6	Money Market Investment	2.7
Industrial	13.3	Materials	2.2
Consumer Discretionary	9.0	Telecommunications	1.4
Financial	6.0
Consumer Staples	5.4		100.3

† Based on net assets.
See notes to financial statements.

12

STATEMENT OF ASSETS AND LIABILITIES June 30, 2009 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	110,141,104	111,930,306
Affiliated issuers	3,093,000	3,093,000
Cash		201,719
Receivable for investment securities sold		3,203,483
Dividends and interest receivable		9,717
Receivable for shares of Common Stock subscribed		7,041
Other Assets		69,737
Prepaid expenses		51,054
		118,566,057
Liabilities ($):
Due to Founders Asset Management LLC and affiliates—Note 3(c)		139,837
Payable for investment securities purchased		3,571,045
Payable for shares of Common Stock redeemed		20,167
Directors’ deferred compensation		69,737
Accrued expenses		135,199
		3,935,985
Net Assets ($)		114,630,072
Composition of Net Assets ($):
Paid-in capital		411,241,002
Accumulated Investment (loss)—net		(872,057)
Accumulated net realized gain (loss) on investments		(297,528,955)
Accumulated net unrealized appreciation
(depreciation) on investments		1,790,082
Net Assets ($)		114,630,072

Net Asset Value Per Share
	Class A	Class B	Class C	Class F	Class I
Net Assets ($)	5,245,908	262,929	1,100,121	99,357,921	8,663,193
Shares Outstanding	257,264	14,077	58,375	4,821,351	412,202
Net Asset Value
Per Share ($)	20.39	18.68	18.85	20.61	21.02

See notes to financial statements.

The Fund 13

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2009 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	205,516
Affiliated issuers	2,982
Total Income	208,498
Expenses:
Investment advisory fee—Note 3(a)	539,255
Shareholder servicing costs—Note 3(c)	164,878
Accounting fees—Note 3(c)	47,070
Professional fees	38,218
Registration fees	35,019
Directors’ fees and expenses—Note 3(d)	33,625
Distribution fees—Note 3(b)	32,722
Prospectus and shareholders’ reports	27,988
Custodian fees—Note 3(c)	15,953
Loan commitment fees—Note 2	3,178
Miscellaneous	28,260
Total Expenses	966,166
Less—reduction in fees due to
earnings credits—Note 1(c)	(13,381)
Net Expenses	952,785
Investment (Loss)—Net	(744,287)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(21,028,289)
Net unrealized appreciation (depreciation) on investments	22,656,485
Net Realized and Unrealized Gain (Loss) on Investments	1,628,196
Net Increase in Net Assets Resulting from Operations	883,909

See notes to financial statements.

14

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)[a]	December 31, 2008
Operations ($):
Investment (loss)—net	(744,287)	(1,833,780)
Net realized gain (loss) on investments	(21,028,289)	(43,009,047)
Net unrealized appreciation
(depreciation) on investments	22,656,485	(34,809,802)
Net Increase (Decrease) in Net Assets
Resulting from Operations	883,909	(79,652,629)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	300,806	678,427
Class B Shares	—	30,853
Class C Shares	9,568	248,924
Class F Shares	1,816,049	4,845,191
Class I Shares	212,629	3,037,366
Class T Shares	191	67,912
Cost of shares redeemed:
Class A Shares	(545,525)	(2,473,778)
Class B Shares	(79,227)	(210,161)
Class C Shares	(139,618)	(493,414)
Class F Shares	(6,892,034)	(28,433,576)
Class I Shares	(827,899)	(6,440,640)
Class T Shares	(73,056)	(41,378)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(6,218,116)	(29,184,274)
Total Increase (Decrease) in Net Assets	(5,334,207)	(108,836,903)
Net Assets ($):
Beginning of Period	119,964,279	228,801,182
End of Period	114,630,072	119,964,279
Accumulated investment (loss)—net	(872,057)	(127,770)

The Fund 15

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)[a]	December 31, 2008
Capital Share Transactions:
Class Ab,c
Shares sold	17,678	24,094
Shares redeemed	(29,007)	(91,626)
Net Increase (Decrease) in Shares Outstanding	(11,329)	(67,532)
Class Bb
Shares sold	—	1,064
Shares redeemed	(4,574)	(7,968)
Net Increase (Decrease) in Shares Outstanding	(4,574)	(6,904)
Class C
Shares sold	548	9,469
Shares redeemed	(8,117)	(18,574)
Net Increase (Decrease) in Shares Outstanding	(7,569)	(9,105)
Class F
Shares sold	95,483	175,364
Shares redeemed	(366,867)	(1,018,054)
Net Increase (Decrease) in Shares Outstanding	(271,384)	(842,690)
Class I
Shares sold	11,575	100,083
Shares redeemed	(44,669)	(222,125)
Net Increase (Decrease) in Shares Outstanding	(33,094)	(122,042)
Class Tc
Shares sold	10	2,287
Shares redeemed	(4,075)	(1,433)
Net Increase (Decrease) in Shares Outstanding	(4,065)	854

a Effective as of the close of business on February 4, 2009, the fund no longer offers Class T shares.
b During the period ended June 30, 2009, 1,763 Class B shares representing $31,113 were automatically converted to 1,617 Class A shares and during the period ended December 31, 2008, 5,625 Class B shares representing
$149,695, were automatically converted to 5,194 Class A shares.
c On the close of business on February 4, 2009, 2,918 Class T shares representing $52,312 were automatically converted to 2,811 Class A shares.

See notes to financial statements.

16

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2009			Year Ended December 31,
Class A Shares	(Unaudited)	2008	2007	2006	2005	2004
Per Share Data ($):
Net asset value,
beginning of period	20.20	32.80	30.09	28.63	28.82	26.04
Investment Operations:
Investment (loss)—net	(.18)[a]	(.37)[a]	(.50)[a]	(.35)[a]	(.28)[a]	(.64)
Net realized and unrealized
gain (loss) on investments	.37	(12.23)	3.21	1.81	.09	3.42
Total from Investment Operations	.19	(12.60)	2.71	1.46	(.19)	2.78
Net asset value, end of period	20.39	20.20	32.80	30.09	28.63	28.82
Total Return (%)[b]	.94[c]	(38.41)	9.01	5.10	(.66)	10.68
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.32[d]	1.77	2.02	1.51	1.47	1.38
Ratio of net expenses
to average net assets	2.31[d]	1.77	2.01	1.51	1.45	1.37
Ratio of net investment (loss)
to average net assets	(1.93)[d]	(1.30)	(1.58)	(1.15)	(1.09)	(1.11)
Portfolio Turnover Rate	145[c]	234	215	202	160	98
Net Assets, end of period
($ x 1,000)	5,246	5,425	11,024	35,719	45,092	65,763

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
June 30, 2009			Year Ended December 31,
Class B Shares	(Unaudited)	2008	2007	2006	2005	2004
Per Share Data ($):
Net asset value,
beginning of period	18.56	30.40	28.04	27.10	27.55	25.12
Investment Operations:
Investment (loss)—net	(.22)[a]	(.58)[a]	(.60)[a]	(.61)[a]	(.54)[a]	(1.07)
Net realized and unrealized
gain (loss) on investments	.34	(11.26)	2.96	1.55	.09	3.50
Total from Investment Operations	.12	(11.84)	2.36	.94	(.45)	2.43
Net asset value, end of period	18.68	18.56	30.40	28.04	27.10	27.55
Total Return (%)[b]	.65[c]	(38.95)	8.38	3.51	(1.63)	9.67
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	3.01[d]	2.76	2.55	2.64	2.44	2.30
Ratio of net expenses
to average net assets	3.00[d]	2.75	2.54	2.64	2.43	2.29
Ratio of net investment (loss)
to average net assets	(2.62)[d]	(2.29)	(2.08)	(2.28)	(2.06)	(2.03)
Portfolio Turnover Rate	145[c]	234	215	202	160	98
Net Assets, end of period
($ x 1,000)	263	346	777	1,344	13,964	18,795

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.

See notes to financial statements.

18

Six Months Ended
June 30, 2009			Year Ended December 31,
Class C Shares	(Unaudited)	2008	2007	2006	2005	2004
Per Share Data ($):
Net asset value,
beginning of period	18.73	30.67	28.29	27.14	27.57	25.14
Investment Operations:
Investment (loss)—net	(.23)[a]	(.55)[a]	(.64)[a]	(.56)[a]	(.50)[a]	(1.53)
Net realized and unrealized
gain (loss) on investments	.35	(11.39)	3.02	1.71	.07	3.96
Total from Investment Operations	.12	(11.94)	2.38	1.15	(.43)	2.43
Net asset value, end of period	18.85	18.73	30.67	28.29	27.14	27.57
Total Return (%)[b]	.64[c]	(38.93)	8.41	4.24	(1.56)	9.67
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	3.04[d]	2.60	2.64	2.36	2.36	2.28
Ratio of net expenses
to average net assets	3.03[d]	2.60	2.63	2.36	2.35	2.27
Ratio of net investment (loss)
to average net assets	(2.65)[d]	(2.13)	(2.16)	(2.01)	(1.98)	(2.01)
Portfolio Turnover Rate	145[c]	234	215	202	160	98
Net Assets, end of period
($ x 1,000)	1,100	1,235	2,302	2,981	4,391	6,668

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
June 30, 2009			Year Ended December 31,
Class F Shares	(Unaudited)	2008	2007	2006	2005	2004
Per Share Data ($):
Net asset value,
beginning of period	20.35	32.94	30.03	28.58	28.77	25.98
Investment Operations:
Investment (loss)—net	(.13)[a]	(.28)[a]	(.32)[a]	(.34)[a]	(.30)[a]	(.69)
Net realized and unrealized
gain (loss) on investments	.39	(12.31)	3.23	1.79	.11	3.48
Total from Investment Operations	.26	(12.59)	2.91	1.45	(.19)	2.79
Net asset value, end of period	20.61	20.35	32.94	30.03	28.58	28.77
Total Return (%)	1.28[b]	(38.22)	9.69	5.08	(.66)	10.74
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.72[c]	1.48	1.49	1.53	1.46	1.35
Ratio of net expenses
to average net assets	1.72[c]	1.47	1.48	1.52	1.45	1.34
Ratio of net investment (loss)
to average net assets	(1.33)[c]	(1.00)	(1.01)	(1.16)	(1.09)	(1.08)
Portfolio Turnover Rate	145[b]	234	215	202	160	98
Net Assets, end of period
($ x 1,000)	99,358	103,639	195,510	238,015	351,087	550,622

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

20

Six Months Ended
June 30, 2009			Year Ended December 31,
Class I Shares	(Unaudited)	2008	2007[a]	2006	2005	2004
Per Share Data ($):
Net asset value,
beginning of period	20.75	33.64	30.67	29.11	29.22	26.32
Investment Operations:
Investment (loss)—net	(.13)[b]	(.33)[b]	(.32)[b]	(.27)[b]	(.24)[b]	(.24)
Net realized and unrealized
gain (loss) on investments	.40	(12.56)	3.29	1.83	.13	3.14
Total from Investment Operations	.27	(12.89)	2.97	1.56	(.11)	2.90
Net asset value, end of period	21.02	20.75	33.64	30.67	29.11	29.22
Total Return (%)	1.30[c]	(38.32)	9.68	5.36	(.38)	11.02
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.72[d]	1.62	1.49	1.26	1.18	1.11
Ratio of net expenses
to average net assets	1.71[d]	1.61	1.48	1.26	1.17	1.10
Ratio of net investment (loss)
to average net assets	(1.33)[d]	(1.14)	(.98)	(.91)	(.80)	(.83)
Portfolio Turnover Rate	145[c]	234	215	202	160	98
Net Assets, end of period
($ x 1,000)	8,663	9,240	19,086	8,662	8,315	72,317

a	Effective June 1, 2007, Class R shares were redesignated as Class I shares.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Discovery Fund (the “fund”) is a separate diversified series of Dreyfus Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering five series, including the fund.The fund’s investment objective is to seek capital appreciation. Founders Asset Management LLC (“Founders”) serves as the fund’s investment adviser. Founders is an indirect, wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”).

MBSC Securities Corporation (the “Distributor”), the direct owner of Founders and a wholly-owned subsidiary of The Dreyfus Corporation (“Dreyfus”), an affiliate of Founders, is the Distributor of the fund’s shares. The fund is authorized to issue up to 550 million shares of Common Stock, par value $.01 per share, in the following classes of shares: Class A, Class B, Class C, Class F, and Class I shares. Class A shares are subject to a sales charge imposed at the time of purchase, although the shares may be purchased at net asset value (“NAV”) without a sales charge by certain categories of investors. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. The fund does not offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class F and Class I shares are sold at NAV per share. Class F shares are sold only to Class F grandfathered investors, and Class I shares are sold only to eligible institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class. Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Effective December 3, 2008, investments for new accounts were no longer permitted in Class T of the fund, except that participants in cer-

22

tain group retirement plans were able to open a new account in Class T of the fund, provided that the fund was established as an investment option under the plans before December 3, 2008. On February 4, 2009, the fund issued to each holder of its Class T shares, in exchange for said shares, Class A shares of the fund having an aggregate net asset value equal to the aggregate net asset value of the shareholder’s ClassT shares. Subsequent investments in the fund’s Class A shares made by prior holders of the fund’s Class T shares who received Class A shares of the fund in exchange for their Class T shares are subject to the front-end sales load schedule that was in effect for Class T shares at the time of the exchange. Otherwise, all other Class A share attributes will be in effect. Effective as of the close of business on February 4, 2009, the fund no longer offers Class T shares.

Each class of the fund bears expenses incurred specifically on its behalf and, in addition, each class bears a portion of general expenses based on the relative net assets or the number of shareholder accounts of the class.The type of expense determines the allocation method.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of a security traded on NASDAQ, at its official closing price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the fund’s assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales that day, the security is valued at the current closing bid price. NewYork closing exchange rates are used to convert foreign currencies to U.S. dollars.

A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company’s Board of Directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market.

Registered investment companies that are not traded on an exchange are valued at their NAV.

If market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value, securities will be valued at their fair value as determined in good faith by the Board of Directors or pursuant to procedures approved by the Board of Directors. These situations may include instances where an event occurs after the close of the market on which a security is traded but before the fund calculates its NAV, and it is determined that the event has materially affected the value of the security. Fair value of foreign equity securities may be determined with the assistance of a pricing service using calculations based on indexes of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts.

The fund adopted Statement of Financial Accounting Standards No. 157 “FairValue Measurements” (“FAS 157”). FAS 157 establishes an author-

24

itative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,

credit risk, etc.).

Level 3—significant unobservable inputs (including fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic	110,654,772	—	—	110,654,772
Equity Securities—
Foreign	1,275,534	—	—	1,275,534
Mutual Funds	3,093,000	—	—	3,093,000
Other Financial
Instruments†
Liabilities ($)
Other Financial
Instruments†

† Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Foreign securities and currency transactions: The fund may invest at least a portion of its assets in foreign securities. Foreign securities carry more risk than U.S. securities, such as political and currency risks. In the event the fund executes a foreign security transaction, the fund may enter into a forward foreign currency exchange contract (“forward contract”) to settle the foreign security transaction.The fund could be exposed to risk if counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The resultant foreign currency gain or loss from the contract is recorded as foreign currency gain or loss and is presented as such in the Statement of Operations.

The accounting records of the fund are maintained in U.S. dollars.The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net unrealized appreciation (depreciation) on investments and foreign currency translations in the Statement of Operations.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on investments and foreign currency translation arises from changes in the values of assets and liabilities, including investments in securities held at the date of the financial

26

statements, resulting from changes in the exchange rates and changes in market prices of securities held.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

(d) Affiliated issuers: Investments in other investment companies advised by Founders or its affiliates are defined as “affiliated” in the Act.

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(f) Federal income taxes: No provision has been made for federal income taxes since it is the policy of the fund to comply with the requirements of Subchapter M of the Code that are applicable to regulated investment companies and to make distributions of income and capital gains sufficient to relieve it from all income taxes.The fund is treated as a separate tax entity for federal income tax purposes.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As of and during the period ended June 30, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended December 31, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $252,605,739 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2008. If not applied,$218,607,732 of the carryover expires in fiscal 2010,$14,100,467 expires in fiscal 2011 and $19,897,540 expires in fiscal 2016.

NOTE 2—Bank Lines of Credit:

The Company had a line of credit arrangement (“LOC”) with State Street Bank and Trust Company until May 27, 2009, to be used for temporary or emergency purposes, primarily for financing redemption payments.The borrowings by each series of the Company were limited to the lesser of (a) $25 million, or (b) the lesser of 25% of the series’ total net assets or the maximum amount which the series is permitted to borrow pursuant to the prospectus, any law or any other agreement. Combined borrowings were subject to the $25 million cap on the total LOC. Each series agreed to pay annual fees and interest on the unpaid balance based on prevailing market rates as defined in the LOC. Effective May 28, 2009, the fund participates with other Dreyfus-managed funds in a $145 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of Facility fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective

28

Facility at the time of the borrowing. During the period ended June 30, 2009, the fund did not borrow under either the LOC or the Facilities.

NOTE 3—Investment Advisory Fee and Other Transactions With Affiliates:

(a) In accordance with an investment advisory agreement between the Company and Founders, the fund compensates Founders for its services as investment adviser by the payment of fees computed daily and paid monthly at an annual rate equal to a percentage of the average daily value of the fund’s net assets.The fee is 1% of the first $250 million of net assets, .80% of the next $250 million of net assets and .70% of net assets in excess of $500 million.

During the period ended June 30, 2009, the Distributor retained $264 and $17 from sales commissions earned on sales of the fund’s Class A and Class T shares, respectively, and $584 and $669 from CDSCs on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under a Distribution Plan (the“Class B,C andT Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay and ClassT shares paid the Distributor for distributing the shares at an annual rate of .75% of the value of the average daily net assets of Class B and Class C shares and .25% of the value of the average daily net assets of Class T shares. During the period ended June 30, 2009, Class B, Class C and Class T shares were charged $1,030, $3,967 and $15, respectively, pursuant to the Class B, C and T Plan.

The fund also has adopted a Distribution Plan pursuant to Rule 12b-1 under the Act applicable to its Class F shares (the “Class F Plan”). Under the Class F Plan, the fund is authorized to reimburse the Distributor for expenses paid for distributing or servicing its Class F shares at an annual rate of up to .25% of the value of the average daily net assets of the Fund’s Class F shares. During the period ended June 30, 2009, Class F shares were charged $27,710 pursuant to the Class F Plan.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay and Class T shares paid the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended June 30, 2009, Class A, Class B, Class C and Class T shares were charged $6,211, $343, $1,323 and $15, respectively, pursuant to the Shareholder Services Plan.

The Company has a shareholder services agreement with the Distributor, whereby the fund has agreed to compensate the Distributor for providing certain shareholder servicing functions to holders of Class F shares. The fund paid the Distributor a monthly fee equal, on an annual basis, to $24.00 per Class F shareholder account considered to be an open account at any time during a given month. During the period ended June 30, 2009, Class F shares were charged $73,306 pursuant to this shareholder services agreement.

Dreyfus Transfer, Inc. (“DTI”), a wholly-owned subsidiary of Dreyfus, is the transfer and dividend disbursing agent for all of the fund’s share classes.The Distributor pays the transfer and dividend agent fees, other than out-of-pocket charges, for Class F only.

The fees charged by DTI with respect to the fund’s Class A, B, C, I and T shares are paid by the fund. These transfer agency fees, including both the per account fees paid to DTI and out-of-pocket charges, during the period ended June 30, 2009 were $12,823.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Founders, under two cash management agreements for performing cash management services related to fund

30

subscriptions and redemptions. During the period ended June 30, 2009, the fund was charged $12,154 for these services.These fees were offset by earnings credits pursuant to the cash management agreements.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended June 30, 2009, the fund was charged $15,953 pursuant to the custody agreement.These fees were partially offset by earnings credits pursuant to the custody agreement.

The fund has agreed to compensate Dreyfus for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help. The fee is computed at the annual rate of .06% of the average daily net assets of the fund on the first $500 million, .04% of the average daily net assets of the fund on the next $500 million and .02% of the average daily net assets of the fund in excess of $1 billion, plus reasonable out-of-pocket expenses. Dreyfus has contractually agreed in writing to waive any fees received for these services to the extent they exceed its costs in providing the services and a reasonable allocation of the costs incurred by Founders and its affiliates related to the support and oversight of these services.

The components of “Due to Founders Asset Management LLC and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $92,933, Rule 12b-1 distribution plan fees $5,259, shareholder services plan fees $22,728, custodian fees $5,843, compliance support fees $3,667, transfer agency per account fees $3,670 and accounting fees $5,737.

(d) Annual retainer fees and attendance fees for the Company’s Board of Directors are allocated to each series of the Company based on net assets. During the period ended June 30, 2009, the fund paid $32,745 in directors’ fees. The Company’s Board of Directors has adopted a deferred compensation plan for Company directors that enables direc-

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

tors to elect to defer receipt of all or a portion of the annual compensation that they are entitled to receive from the Company. Under the plan, the compensation deferred is invested in shares of one or more of the Company’s series. The amount paid to the director under the plan will be determined based upon the performance of the selected series.The current value of these amounts is included in Other Assets and Directors’ Deferred Compensation in the Statement of Assets and Liabilities. Increases in the market value of the deferred compensation accounts are added to the directors’ fees and expenses paid by the fund in the directors fees and expenses in the Statement of Operations, and decreases in the market value of the accounts are subtracted from such fees. During the period ended June 30, 2009, appreciation in the value of the accounts totaled $880.This appreciation also is included in the net unrealized appreciation (depreciation) on investments in the Statement of Operations. Deferral of directors’ fees under the plan does not affect the net assets of the fund.

Certain officers of the Company are also officers and/or directors of Founders or its affiliates, which pay their compensation. However, the fund pays a portion of the cost of the services performed by the Company’s Chief Compliance Officer and her staff. During the period ended June 30, 2009, the fund was charged $3,667 for these services, which is included in miscellaneous expenses. The affairs of the fund, including services provided by Founders, are subject to the supervision and general oversight of the Company’s Board of Directors.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2009, amounted to $155,790,689 and $163,902,613, respectively.

32

The fund adopted Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. Since the fund held no derivatives during the period ended June 30, 2009, FAS 161 disclosures did not impact the notes to the financial statements.

At June 30, 2009, accumulated net unrealized appreciation on investments was $1,789,202, consisting of $9,382,974 gross unrealized appreciation and $7,593,772 gross unrealized depreciation.

At June 30, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of the financial statements.

At a meeting of the Board of Directors held on May 13, 2009, the Board approved, effective on or about September 1, 2009, the appointment of Dreyfus to replace Founders as the fund’s investment adviser. There will be no changes to the services to be provided to the fund as a result of the appointment of Dreyfus as the fund’s investment adviser.

The Fund 33

FACTORS CONSIDERED IN APPROVING ADVISORY AGREEMENTS (Unaudited)

At a meeting of the board of directors of Dreyfus Funds, Inc. (the “Funds” and, in reference to any one of the Funds’ portfolios, a “Fund”) held on May 13,2009,the Funds’directors unanimously approved a new investment advisory agreement (the “New Management Agreement”) between each of the Funds and The Dreyfus Corporation (“Dreyfus”) for a term commencing on or about September 1, 2009 (the “Effective Date”) and ending April 4, 2010.

At their May 13, 2009 meeting, the Funds’ directors also unanimously approved the continuation of the Investment Advisory Agreement (the “Current Management Agreement”) between each of the Funds and Founders Asset Management LLC (“Founders”), the Funds’ current investment adviser, for a term ending on the earlier of the Effective Date or April 4, 2010. Founders is an indirect, wholly-owned subsidiary of Dreyfus, which is a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”).The board’s appointment of Dreyfus to replace Founders as the investment adviser to the Funds relates to a larger process currently underway at BNY Mellon to restructure and consolidate its mutual fund business within Dreyfus.

The board of directors of the Funds (“board”) is comprised entirely of individuals who have no affiliation with Founders or Dreyfus or any affiliates of Founders or Dreyfus (the “directors”).

Prior to the directors’ May 2009 meeting, Founders and Dreyfus had provided the directors with extensive materials related to the renewal of the Current Management Agreement and the approval of the New Management Agreement (collectively the “Agreements”), including performance and expense information for other investment companies with similar investment objectives to each Fund derived from data compiled by Lipper Inc., an independent third party (“Lipper”).

During their meeting, the directors discussed the proposed continuance of the Current Management Agreement and the approval of the New Management Agreement with senior management personnel of Founders and Dreyfus.At the conclusion of these discussions, the direc-

34

tors and their independent counsel met in a private session at which no representatives of Founders or Dreyfus were present, to continue their discussion of the Agreements. In determining to continue the Current Management Agreement and to approve the New Management Agreement, the directors considered all factors which they believed to be relevant, including the following:

Nature, Extent and Quality of Services Provided by Founders and to be Provided by Founders and Dreyfus

The directors recognized that they have had the opportunity to evaluate the investment and non-investment related services which Founders and its affiliates have provided to the Funds primarily through their quarterly review of all of the operations of the Funds during Fund board and committee meetings held throughout the past months. At each such meeting, extensive discussions of Fund operations are held with senior management personnel of Founders and a large volume of documentation with respect to these operations is provided to and reviewed by the directors. Such discussions and documentation afford the directors the continual opportunity to evaluate the nature, extent, and quality of the services provided by Founders and its affiliates to the Funds.

The directors further recognized that under the New Management Agreement, the investment advisory and other services to be provided to the Funds by Dreyfus will be virtually identical to those provided by Founders, since there will be no change in the portfolio management of the Funds as a result of the new contractual arrangement.The directors noted that the terms and conditions of the New Management Agreement are substantially identical to the terms and conditions of the Current Management Agreement, except that the fee schedule for Dreyfus Global Growth Fund has been reduced in the New Management Agreement to reflect a fee waiver implemented by Founders on June 1, 2009.

The Fund 35

FACTORS CONSIDERED IN APPROVING ADVISORY AGREEMENTS (Unaudited) (continued)

The directors were satisfied that Founders is managing and Dreyfus will continue to manage the investment of the assets of the Funds in accordance with each Fund’s respective investment objective, policies and restrictions, subject to the directors’ overall supervision.

The directors considered that Founders provides and Dreyfus will continue to provide many non-investment related services to the Funds in fulfilling their respective responsibilities under the Agreements.

Following their discussion and review, the directors reached the following conclusions:

  That the breadth and quality of investment advisory and other ser- vices being provided to the Funds by Founders under the Current Management Agreement are satisfactory, as evidenced in part by the performance records of the Funds, to which the directors gave sig- nificant attention as indicated below; and
  That the breadth and quality of investment advisory and other services to be provided to the Funds by Dreyfus under the New Management Agreement are anticipated to be substantially identical to the invest- ment advisory and other services provided to the Funds by Founders, since there will be no change in the portfolio management of the Funds as a result of the new contractual arrangement;
  That the directors are satisfied with the portfolio management and trading services that have been and will continue to be provided to the Funds by Founders as the Funds’ current investment adviser and that will continue to be provided to the Funds by Dreyfus under the New Management Agreement; the directors also recognize that Founders or its affiliates have provided, and that Dreyfus and its affiliates will con- tinue to provide, the highest quality accounting, compliance and regulatory, administrative, underwriting, custody, shareholder, transfer agent and cash management services to the Funds, while charging fair, reasonable and competitive fees.

36

Investment Performance

On a quarterly basis, the directors hold meetings with representatives of the portfolio management team for each Fund (usually a portfolio manager), during which each representative reviews, among other items, performance information, attribution analyses, and the portfolio manager’s investment outlook. The directors also receive written monthly and quarterly performance information for each Fund. The written quarterly reports include comparisons of each Fund’s performance with its respective Lipper category and one or more benchmark indexes for the most recent quarter and one-, three-, five-, and ten-year periods, as well as for the portfolio manager’s tenure.

In conjunction with their consideration of renewal of the Current Management Agreement and the approval of the New Management Agreement, the directors received more detailed performance reports about each Fund from Lipper. These reports compared each Fund’s performance to both a relatively small group of similar funds selected by Lipper (the “Lipper performance group”), as well as to all funds in the applicable Lipper category (the “Lipper performance universe”).

The performance of Discovery Fund’s Class F shares placed in the first quintile of both its Lipper performance group and the Lipper small-cap growth fund performance universe for the one-year period ended December 31, 2008, placed in the third quintile of its Lipper performance group and universe for the three-year period ended December 31, 2008, placed in the third and fourth quintiles, respectively, of its Lipper performance group and universe for the five-year period ended December 31, 2008, and underperformed its benchmark index for the one-, three-, and five-year periods ended March 31, 2009.The directors recognized that in its efforts to improve the performance results of Discovery Fund, Founders had changed the portfolio managers of

The Fund 37

FACTORS CONSIDERED IN APPROVING ADVISORY AGREEMENTS (Unaudited) (continued)

the Fund in August 2006, and that the Fund’s relative performance since that date had improved.The directors were hopeful that the steps Founders has taken in an effort to improve the Fund’s performance would continue to show relative performance progress.

After consideration of all relevant information and data, the directors concluded that each Fund and its shareholders would continue to benefit from Founders’ and, thereafter, Dreyfus’s investment management of the Fund.The directors further determined:

  That although certain of the Funds have experienced performance difficulties, Founders has focused its efforts upon improving the performance records of the Funds and Founders and, thereafter, Dreyfus will continue to seek improvement; and
  That the materials provided by Lipper demonstrated that most of the Funds maintained satisfactory performance quintile rankings in their respective comparison universes, with four of five Funds plac- ing in the third quintile of their respective Lipper performance uni- verses for the three-year period ended December 31, 2008, and three of five Funds placing in the top three quintiles of their respec- tive Lipper performance universes for the one-year period ended December 31, 2008; in 2008, one of the Funds placed in the top quintile of its respective Lipper performance group and universe.

Costs of the Services to be Provided and Profits to be Realized by Founders, Dreyfus, and Their Affiliates from Founders’ and Dreyfus’s Relationships With the Funds

The directors recognized that on a semiannual basis, they received information with respect to the Funds’ expenses. The directors carefully reviewed and discussed the expense ratios for the Class F shares of each Fund at the meetings at which these reports were presented.

In conjunction with their consideration of renewal of the Funds’ Current Management Agreement,the approval of the New Management Agreement with Dreyfus, and the renewal of other service arrangements, the directors received detailed information from Lipper which compared each Fund’s management fees and other expenses with those of a group

38

of similar funds selected by Lipper (the “Lipper expense group”), as well as summary information comparing each Fund’s management fees and expenses with those of the funds in its Lipper performance universe with load structures similar to that of the Funds (the “Lipper expense universe”).

The directors noted that for the period ended December 31, 2008, Discovery Fund’s management fees ranked in the fourth quintile of its Lipper expense group, with the Fund’s fees the twelfth lowest of 16 “peer funds.” The Fund’s contractual management fees at a common asset level were determined by Lipper to be lower than nine of the 16 funds in its group. The Fund’s management fees were in the fourth quintile of its Lipper expense universe.

The directors also considered information provided by Lipper with respect to the profitability of the investment management activities conducted by a number of publicly-held corporations, and were provided with extensive materials with respect to the profitability derived by Founders from providing investment advisory services to the Funds as a group and to each Fund individually.

The directors also received and reviewed an analysis of estimated profitability to Dreyfus from providing services to the Funds under the New Management Agreement.

The directors further considered certain indirect benefits received by Founders and its affiliates and to be received by Dreyfus and its affiliates as a result of having Founders and, thereafter, Dreyfus provide investment advisory services to the Funds.These included the following:

  Since Founders sub-advises and Dreyfus will sub-advise a non-Fund account in a style that is similar to that used for one of the Funds, and employees of Founders manage, and employees of Dreyfus will manage, other non-Fund accounts in their capacities as employees of their affiliates, Founders, Dreyfus, and their affiliates realize, and will realize, efficiencies in performing the portfolio management, trading and operational functions related to those non-Fund accounts;

The Fund 39

FACTORS CONSIDERED IN APPROVING ADVISORY AGREEMENTS (Unaudited) (continued)

  The Funds’ brokerage transactions may be executed with brokers that provide research and brokerage services to Founders, Dreyfus, and their affiliates. These research and brokerage services may be useful to Founders, Dreyfus, and their affiliates in providing invest- ment advisory services to any of the clients they advise, including the Funds; and
  Affiliates of Founders and Dreyfus receive and will continue to receive various fees for providing accounting, underwriting, shareholder, transfer agency, custody and cash management services to the Funds.

Founders also sub-advises one other mutual fund, and Dreyfus manages several mutual funds, that are in the same Lipper categories as a number of the Funds.The directors considered information concerning these accounts that was provided by Founders and Dreyfus.

After deliberation and discussion of Fund fees and expenses, the directors determined:

  That upon review of the advisory fee structures of the Funds in comparison with the competitive expense groups and expense uni- verses selected by Lipper, the levels of investment advisory fees paid by the Funds to Founders and to be paid by the Funds to Dreyfus were deemed to be competitive;
  That the expense ratios of the Funds are competitive and that Founders continually reviews and Dreyfus will continually review each Fund’s total expense ratio in an effort to maintain Fund expense ratios at competitive levels; and
  That the comparative fee and expense information included in the materials provided by Lipper supports the determination that the advisory and other fees payable and to be payable by the Funds to Founders, Dreyfus and their affiliates are fair and reasonable and are essentially fees which would be similar to those that would have resulted solely from “arm’s-length” bargaining.

With respect to the profitability of Founders and Dreyfus, the directors reviewed the adviser profitability analysis provided by Lipper, which demonstrated that Founders’ 2008 profitability from providing manage-

40

ment services to the Funds under the Current Management Agreement, and the estimated profitability to Dreyfus from providing services to the Funds under the New Management Agreement, were both reasonable in comparison to the entities included in the Lipper analysis.

The directors were also advised by independent counsel of the profitability percentage ranges which court cases have found acceptable and determined that Founders’ profitability percentage and Dreyfus’s estimated profitability percentage for providing management services to the Funds were reasonable.

The directors concluded that Founders’ profits from providing management services to the Funds and Dreyfus’s estimated profitability to be derived from providing such services were reasonable in relationship to the overall services which Founders provides and Dreyfus will provide.

Economies of Scale

The directors reviewed information provided by Founders and Dreyfus, which summarized the extent, if any, that Founders, Dreyfus and the Funds would achieve certain economies of scale if the assets of the Funds were to increase.

After review and discussion, the directors considered the extent to which economies of scale and common management are shared with each Fund, including the economies that would be realized from the growth of each Fund’s assets. After such consideration, the directors determined that all of the Funds have structured breakpoints in their advisory fees, which result in fee reductions as the assets of each Fund reach defined levels, and that such fee reductions, when implemented, would benefit all of the applicable Fund’s shareholders through decreases in the Fund’s expense ratio.

Dedication to Regulatory Requirements and Restrictions

An important factor in the directors’ consideration of renewal of the Current Management Agreement with Founders and the approval of the New Management Agreement with Dreyfus included the directors’

The Fund 41

FACTORS CONSIDERED IN APPROVING ADVISORY AGREEMENTS (Unaudited) (continued)

recognition of the dedication by Founders and Dreyfus of stringent adherence to regulatory requirements and restrictions. The directors determined that Founders and Dreyfus are dedicated to compliance with all applicable rules and regulations and that the systems of controls which are in place to ensure that the service providers to the Funds, including Founders and Dreyfus, and the Funds themselves, maintain and will continue to maintain strict adherence to the law are excellent.

Overall Conclusions

The directors determined that they are satisfied with the performance of the Funds and with the quality of the advisory and other services being provided by Founders and those to be provided by Dreyfus and their respective affiliates to the Funds. The directors recognized that efforts are being and will continue to be made to improve each Fund’s performance and to maintain Fund expense ratios at reasonable and competitive levels.

The directors concluded that continuation of the Current Management Agreement between each Fund and Founders,which would enable each Fund to continue to receive investment advisory services from Founders, is in the best interests of each Fund and its shareholders, the services to be performed under the Current Management Agreement are services required for the operations of the Funds, Founders has provided satisfactory investment management services to the Funds in the past, and the fees for the management services which Founders will perform will be fair and reasonable and within the range of what would have been negotiated at arm’s length in light of the circumstances.

42

The directors further concluded that the approval of the New Management Agreement between each Fund and Dreyfus is in the best interests of each Fund and its shareholders, the services to be performed under the New Management Agreement are services required for the operations of the Funds, the terms and conditions of the New Management Agreement will be substantially identical to the terms and conditions of the Current Management Agreement (with the exception of the reduction in Dreyfus Global Growth Fund’s fee schedule, discussed above), the individuals who are providing portfolio management services to the Funds under the Current Management Agreement immediately prior to the effectiveness of the New Management Agreement will continue to perform those services immediately following the effectiveness of the Agreement, and the fees for the advisory services which Dreyfus will perform will be fair and reasonable and within the range of what would have been negotiated at arm’s length in light of the circumstances.

The Fund 43

NOTES

Dreyfus

Equity Growth Fund

SEMIANNUAL REPORT June 30, 2009

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus, Founders or any other person in our organization. Any such views are subject to change at any time based upon market or other conditions and we disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
15	Financial Highlights
20	Notes to Financial Statements
33	Factors Considered in Approving Advisory Agreements
FOR MORE INFORMATION
Back Cover

Dreyfus Equity Growth Fund

The Fund

A LETTER FROM THE CHAIRMAN Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Equity Growth Fund, covering the six-month period from January 1, 2009, through June 30, 2009.

The severe recession and banking crisis that dominated the financial markets at the start of 2009 appear to have moderated as of mid-year. Previously frozen credit markets have thawed, giving businesses access to the capital they need to grow. After reaching multi-year lows in early March, equities staged an impressive rally, enabling most major stock market indices to end the six-month reporting period close to where they began.While the U.S. economy remains weak overall, we have seen encouraging evidence of potential recovery, including a recovering housing market and improvements within certain manufacturing sectors. Meanwhile, inflation has remained tame in the face of high unemployment and unused manufacturing capacity.

Although these developments give us reasons for optimism, we remain cautious due to the speed and magnitude of the stock market’s 2009 rebound. Indeed, the market’s advance was led mainly by lower-quality stocks when investors developed renewed appetites for risk. We would prefer to see a steadier rise in stock prices supported by more concrete economic data, as the rapid rise increases the possibility that profit-taking could move the market lower. In uncertain markets such as this one, even the most seasoned investors can benefit from professional counsel. To determine how your investments should be positioned for the challenges and opportunities that lie ahead, we continue to stress that you talk regularly with your financial advisor.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the Portfolio Manager.

Thank you for your continued confidence and support.

J. David Officer
Chairman, President and Chief Executive Officer
Founders Asset Management LLC
July 15, 2009

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2009, through June 30, 2009, as provided by Elizabeth Slover, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended June 30, 2009, Dreyfus Equity Growth Fund’s Class A shares produced a total return of 7.78%, Class B shares returned 7.02%, Class C shares returned 7.10%, Class F shares returned 7.80%, and Class I shares returned 8.01%.1 In comparison, the Russell 1000 Growth Index produced a total return of 11.53% over the same period.2

The market’s bias toward defensive investments reversed course in mid-March, as renewed economic optimism and the lure of inexpensive stocks fueled a market rally through mid-year 2009.The fund’s returns lagged its benchmark, mainly due to disappointing stock selections in the financials and health care sectors.

On January 6, 2009, Elizabeth Slover assumed portfolio management responsibilities for the fund. For more information about Ms. Slover, please see the fund’s prospectus or talk to your financial advisor.

The Fund’s Investment Approach

To pursue the fund’s goal of long-term growth of capital and income, we invest primarily in the common stocks of large, well-established companies with records of profitability, dividend payments and a reputation for high-quality management, products and services.The fund normally invests at least 80% of its net assets in stocks that are included in a widely recognized index of stock market performance, such as the Dow Jones Industrial Average, the Standard & Poor’s 500 Index, or the NASDAQ Composite Index. Using a “bottom-up” approach, we focus on individual stock selection instead of broad economic or industry trends. We look mainly for companies whose fundamental strengths suggest the potential to provide superior earnings growth over time. The fund may also invest in non-dividend-paying companies, and it may invest up to 30% of its total assets in foreign securities.

Large-Cap Stocks Rallied After Hitting Multi-Year Lows

The year 2009 opened in the midst of a deep and prolonged global recession stemming from rising unemployment, plummeting housing

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

values and depressed consumer sentiment. The economic downturn was intensified by a financial crisis that nearly led to the collapse of the global banking system. Consequently, investors continued to flock to the stocks of traditionally defensive companies and industry groups early in the year. However, in early March, evidence of stabilization in global credit markets buoyed investor sentiment, as did early signs that massive intervention by government and monetary authorities had helped to slow the rate of economic decline. Bargain-hunting investors regained their appetites for risk, and they began to favor the lower-quality, beaten-down stocks they previously had avoided.

Security Selection Strategies Undermined Performance

The fund underperformed its benchmark over the first three months of 2009, as we remained resolute in our bias toward higher-quality companies with viable long-term growth opportunities. Because many of the benchmark’s stronger performers did not meet our investment criteria, the fund’s results trailed its benchmark for the reporting period.

The financials sector proved to be the greatest detractor from the fund’s performance.An overweighted position in this area early in the reporting period hindered results, as did disappointments among disability and life insurance providers Unum Group and Assurant and banking giants JPMorgan Chase & Co. and Wells Fargo. The fund’s health care investments also weighed heavily. BioMarin Pharmaceutical and Biogen Idec reduced earnings guidance due to weaker pharmaceutical sales, while missed earnings expectations hurt behavioral hospital operator Psychiatric Solutions. Medical products distributor McKesson suffered from slowing demand and contract renegotiations resulting in reduced prices. Unfortunately timed sales of energy exploration-and-production holdings Schulmberger and National Oilwell Varco also undermined relative performance in the energy sector. Among industrial stocks, slowing volumes dampened the financial results of Waste Management, and sluggish traffic and higher oil prices weighed on Delta Air Lines. Despite these influences, some of the fund’s strategies produced above-average results. Favorable timing in the purchase and sale of consumer discretionary firm Darden Restaurants bolstered the fund’s relative performance. Electronics retailer Best Buy also fared well due to increased market share, while GameStop profited from robust demand for gaming products. A heavier allocation to economically sensitive information technology stocks proved beneficial. Supported by the success of its iPhone, Apple was amongst the fund’s strongest performers for the reporting period as its stock rallied from previously beaten-down

4

levels. Motorola advanced due to investors’ positive reactions to a restructuring plan, while strong product demand in the first quarter supported gains in semiconductor company Altera.Finally,a litigation settlement between communications equipment provider QUALCOMM and semiconductor firm Broadcom relieved investor anxiety, enabling both stocks to rise.

Maintaining a Focus on High-Quality Stocks

Investors appeared to refocus on underlying business fundamentals toward the end of the reporting period, and the fund’s relative performance began to improve. We have continued to favor information technology companies due to their economic sensitivity and the prospect of robust demand from companies that have postponed upgrades to their systems.We have found growth opportunities among a number of consumer staples companies, mainly in the household, retail and food products areas.We have maintained a highly selective approach to financials companies that may continue to face instability. We have attempted to diversify across a variety of industry groups within the health care sector, where we anticipate more mergers-and-acquisition activity as pharmaceutical companies seek to strengthen their drug pipelines and financing becomes more accessible. Regardless of the market’s direction, we intend to remain steadfast in our investment approach, focusing on companies with sound fundamentals, positive growth trajectories and attractive prices.

July 15, 2009

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period.

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2	SOURCE: LIPPER INC. — The Russell 1000 Growth Index is a widely accepted, unmanaged large-cap index that measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.The total return figure cited for this index assumes change in security prices and reinvestment of dividends, but does not reflect the costs of managing a mutual fund.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial advisor.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Equity Growth Fund from January 1, 2009 to June 30, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.To estimate the expenses you paid on your account over this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the results by the number in the Expenses paid per $1,000 line for the class of shares you own.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended June 30, 2009

	Class A	Class B	Class C	Class F	Class I
Expenses paid per $1,000†	$ 6.95	$ 13.81	$ 11.04	$ 5.72	$ 5.83
Ending value (after expenses)	$1,077.80	$1,070.20	$1,071.00	$1,078.00	$1,080.10

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended June 30, 2009

	Class A	Class B	Class C	Class F	Class I
Expenses paid per $1,000†	$ 6.76	$ 13.42	$ 10.74	$ 5.56	$ 5.66
Ending value (after expenses)	$1,018.10	$1,011.46	$1,014.13	$1,019.29	$1,019.19

† Expenses are equal to the fund’s annualized expense ratio of 1.35% for Class A shares, 2.69% for Class B shares,
2.15% for Class C shares, 1.11% for Class F shares and 1.13% for Class I shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS June 30, 2009 (Unaudited)

Common Stocks—99.5%	Shares	Value ($)
Consumer Discretionary—10.4%
American Eagle Outfitters	203,840	2,888,412
Autoliv	78,510 [a]	2,258,733
Carnival	74,144	1,910,691
Gap	168,980	2,771,272
Home Depot	104,318 [a]	2,465,034
Interpublic Group of Cos.	333,010 [a,b]	1,681,701
Kohl’s	71,290 [b]	3,047,648
Newell Rubbermaid	230,670	2,401,275
O’Reilly Automotive	54,420 [a,b]	2,072,314
Staples	130,500 [a]	2,632,185
Target	98,920	3,904,372
Time Warner	85,606	2,156,415
		30,190,052
Consumer Staples—15.4%
Cadbury, ADR	62,410	2,146,904
Coca-Cola Enterprises	123,390	2,054,444
Colgate-Palmolive	90,497	6,401,758
Dean Foods	100,400 [b]	1,926,676
Estee Lauder, Cl. A	69,330 [a]	2,265,011
Lorillard	31,420	2,129,333
PepsiCo	201,590	11,079,386
Philip Morris International	211,830	9,240,025
SUPERVALU	143,920	1,863,764
Walgreen	127,850	3,758,790
Whole Foods Market	95,860 [a]	1,819,423
		44,685,514
Energy—4.6%
Cameron International	50,340 [b]	1,424,622
Halliburton	70,010	1,449,207
Noble Energy	25,080	1,478,968
Occidental Petroleum	46,180	3,039,106
Southwestern Energy	78,070 [b]	3,033,020
Transocean	19,380 [b]	1,439,740
XTO Energy	38,540	1,469,916
		13,334,579

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Financial—3.8%
Ameriprise Financial	57,410	1,393,340
Franklin Resources	22,940	1,651,909
Moody’s	76,840 [a]	2,024,734
Morgan Stanley	52,020 [a]	1,483,090
State Street	92,760	4,378,272
		10,931,345
Health Care—16.8%
Alexion Pharmaceuticals	53,990 [a,b]	2,220,069
Amgen	102,850 [b]	5,444,879
Biogen Idec	47,250 [b]	2,133,338
Boston Scientific	147,400 [b]	1,494,636
Bristol-Myers Squibb	121,630	2,470,305
Celgene	57,270 [b]	2,739,797
Covidien	66,377	2,485,154
Genzyme	39,980 [b]	2,225,687
Gilead Sciences	97,716 [b]	4,577,017
Life Technologies	59,146 [a,b]	2,467,571
Medco Health Solutions	70,640 [b]	3,221,890
Merck & Co.	185,400 [a]	5,183,784
Pfizer	158,294	2,374,410
St. Jude Medical	71,730 [b]	2,948,103
Universal Health Services, Cl. B	39,450	1,927,133
Vertex Pharmaceuticals	81,250 [a,b]	2,895,750
Zimmer Holdings	48,880 [b]	2,082,288
		48,891,811
Industrial—11.0%
Caterpillar	78,540 [a]	2,594,962
Cummins	89,870	3,164,323
Danaher	47,340 [a]	2,922,772
Dover	79,491 [a]	2,630,357
Illinois Tool Works	75,110	2,804,607
JetBlue Airways	337,260 [a,b]	1,440,100
Norfolk Southern	62,400	2,350,608
Paccar	94,970 [a]	3,087,475
Parker Hannifin	62,250	2,674,260

8

Common Stocks (continued)	Shares	Value ($)
Industrial (continued)
Raytheon	53,720	2,386,780
Tyco International	98,250	2,552,535
Union Pacific	65,115 [a]	3,389,887
		31,998,666
Information Technology—33.1%
Akamai Technologies	104,132 [a,b]	1,997,251
Alcatel-Lucent, ADR	558,650 [b]	1,385,452
Amphenol, Cl. A	54,940	1,738,301
Apple	74,854 [b]	10,661,455
Autodesk	119,250 [b]	2,263,365
BMC Software	84,850 [b]	2,867,081
Broadcom, Cl. A	152,676 [b]	3,784,838
Dolby Laboratories, Cl. A	74,280 [b]	2,769,158
Electronic Arts	111,037 [b]	2,411,724
EMC	322,110 [b]	4,219,641
Google, Cl. A	19,196 [b]	8,092,842
Juniper Networks	174,724 [b]	4,123,486
Lam Research	97,850 [b]	2,544,100
Microsoft	584,760	13,899,745
Motorola	262,170 [a]	1,738,187
Oracle	352,190	7,543,910
QUALCOMM	144,412	6,527,422
Sybase	84,800 [a,b]	2,657,632
Symantec	175,850 [b]	2,736,226
Texas Instruments	263,310	5,608,503
Visa, Cl. A	61,942 [a]	3,856,509
Western Union	167,860	2,752,904
		96,179,732
Materials—3.4%
Celanese, Ser. A	87,220	2,071,475
Crown Holdings	56,470 [b]	1,363,186
E.I. du Pont de Nemours & Co.	67,890	1,739,342
Freeport-McMoRan Copper & Gold	32,770	1,642,105
Praxair	42,115	2,993,113
		9,809,221

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Utilities—1.0%
FPL Group	25,390	1,443,675
Questar	50,560	1,570,394
		3,014,069
Total Common Stocks
(cost $276,848,820)		289,034,989

Other Investment—2.0%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $5,722,000)	5,722,000 [c]	5,722,000

Investment of Cash Collateral
for Securities Loaned—12.2%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $35,335,215)	35,335,215 [c]	35,335,215

Total Investments (cost $317,906,035)	113.7%	330,092,204
Liabilities, Less Cash and Receivables	(13.7%)	(39,660,896)
Net Assets	100.0%	290,431,308

ADR—American Depository Receipts

a All or a portion of these securities are on loan.At June 30, 2009, the total market value of the fund’s securities on loan is $33,941,625 and the total market value of the collateral held by the fund is $35,335,215.
b Non-income producing security.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Information Technology	33.1	Energy	4.6
Health Care	16.8	Financial	3.8
Consumer Staples	15.4	Materials	3.4
Money Market Investments	14.2	Utilities	1.0
Industrial	11.0
Consumer Discretionary	10.4		113.7

† Based on net assets.
See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement
of Investments (including securities on loan,
valued at $33,941,625)—Note 1(c):
Unaffiliated issuers	276,848,820	289,034,989
Affiliated issuers	41,057,215	41,057,215
Cash		174,285
Receivable for investment securities sold		11,662,765
Dividends and interest receivable		282,174
Receivable for shares of Common Stock subscribed		23,463
Prepaid expenses		83,194
Other Assets		61,075
		342,379,160
Liabilities ($):
Due to Founders Asset Management LLC and affiliates—Note 3(c)		292,182
Liability for securities on loan—Note 1(c)		35,335,215
Payable for investment securities purchased		15,477,603
Payable for shares of Common Stock redeemed		474,580
Directors’ deferred compensation		61,075
Accrued expenses		307,197
		51,947,852
Net Assets ($)		290,431,308
Composition of Net Assets ($):
Paid-in capital		686,123,549
Accumulated undistributed investment income—net		617,096
Accumulated net realized gain (loss) on investments		(408,499,926)
Accumulated net unrealized appreciation
(depreciation) on investments		12,190,589
Net Assets ($)		290,431,308

Net Asset Value Per Share
	Class A	Class B	Class C	Class F	Class I
Net Assets ($)	160,233,531	361,386	3,094,998	125,343,567	1,397,826
Shares Outstanding	41,302,132	98,799	854,374	31,504,663	354,166
Net Asset Value
Per Share ($)	3.88	3.66	3.62	3.98	3.95

See notes to financial statements.

The Fund 11

STATEMENT OF OPERATIONS Six Months Ended June 30, 2009 (Unaudited)

Investment Income ($):
Income:
Dividends (net of $270 foreign taxes withheld at source):
Unaffiliated issuers	2,333,884
Affiliated issuers	3,808
Income from securities lending	19,163
Total Income	2,356,855
Expenses:
Investment advisory fee—Note 3(a)	873,830
Shareholder servicing costs—Note 3(c)	488,070
Accounting fees—Note 3(c)	121,180
Directors’ fees and expenses—Note 3(d)	63,282
Professional fees	48,714
Distribution fees—Note 3(b)	35,023
Registration fees	20,387
Loan commitment fees—Note 2	5,467
Prospectus and shareholders’ reports	4,164
Custodian fees—Note 3(c)	3,549
Interest expense—Note 2	10
Miscellaneous	66,996
Total Expenses	1,730,672
Less—reduction in fees due to earnings credits—Note 1(c)	(25,238)
Net Expenses	1,705,434
Investment Income—Net	651,421
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(73,863,366)
Net unrealized appreciation (depreciation) on investments	93,532,503
Net Realized and Unrealized Gain (Loss) on Investments	19,669,137
Net Increase in Net Assets Resulting from Operations	20,320,558

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)[a]	December 31, 2008
Operations ($):
Investment income—net	651,421	989,924
Net realized gain (loss) on investments	(73,863,366)	(69,677,039)
Net unrealized appreciation
(depreciation) on investments	93,532,503	(144,001,123)
Net Increase (Decrease) in Net Assets
Resulting from Operations	20,320,558	(212,688,238)
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	—	(253,070)
Class F Shares	(246,679)	(694,566)
Class I Shares	(4,408)	(8,768)
Total Dividends	(251,087)	(956,404)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	4,815,439	13,581,804
Class B Shares	—	21,617
Class C Shares	291,018	690,704
Class F Shares	984,211	4,904,299
Class I Shares	209,274	516,988
Class T Shares	2,500	43,194
Dividends reinvested:
Class A Shares	—	241,943
Class F Shares	218,836	615,939
Class I Shares	4,408	8,768
Cost of shares redeemed:
Class A Shares	(11,894,410)	(56,638,264)
Class B Shares	(166,640)	(813,417)
Class C Shares	(254,349)	(3,653,876)
Class F Shares	(6,664,135)	(23,931,484)
Class I Shares	(269,288)	(1,546,766)
Class T Shares	(45,739)	(39,492)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(12,768,875)	(65,998,043)
Total Increase (Decrease) in Net Assets	7,300,596	(279,642,685)
Net Assets ($):
Beginning of Period	283,130,712	562,773,397
End of Period	290,431,308	283,130,712
Undistributed investment income—net	617,096	216,762

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)[a]	December 31, 2008
Capital Share Transactions:
Class Ab,c
Shares sold	1,356,025	2,708,902
Shares issued for dividends reinvested	—	55,288
Shares redeemed	(3,408,910)	(11,085,799)
Net Increase (Decrease) in Shares Outstanding	(2,052,885)	(8,321,609)
Class Bb
Shares sold	—	4,191
Shares redeemed	(50,864)	(169,950)
Net Increase (Decrease) in Shares Outstanding	(50,864)	(165,759)
Class C
Shares sold	88,336	152,046
Shares redeemed	(78,520)	(796,147)
Net Increase (Decrease) in Shares Outstanding	9,816	(644,101)
Class F
Shares sold	268,882	977,734
Shares issued for dividends reinvested	61,948	163,708
Shares redeemed	(1,837,367)	(4,684,301)
Net Increase (Decrease) in Shares Outstanding	(1,506,537)	(3,542,859)
Class I
Shares sold	57,878	99,593
Shares issued for dividends reinvested	1,256	2,436
Shares redeemed	(76,546)	(277,684)
Net Increase (Decrease) in Shares Outstanding	(17,412)	(175,655)
Class Tc
Shares sold	799	8,672
Shares redeemed	(14,253)	(7,826)
Net Increase (Decrease) in Shares Outstanding	(13,454)	846

a Effective as of the close of business on February 4, 2009, the fund no longer offers Class T shares.
b During the period ended June 30, 2009, 10,000 Class B shares representing $33,235 were automatically converted to 9,469 Class A shares and during the period ended December 31, 2008, 65,665 Class B shares representing
$337,212 were automatically converted to 62,632 Class A shares.
c On the close of business on February 4, 2009, 13,911 Class T shares representing $44,654 were automatically converted to 12,943 Class A shares.

See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2009			Year Ended December 31,
Class A Shares	(Unaudited)	2008	2007	2006	2005	2004
Per Share Data ($):
Net asset value,
beginning of period	3.60	6.15	5.72	5.07	4.86	4.49
Investment Operations:
Investment income (loss)—net	.01[a]	.01[a]	.01[a]	.00[a,b]	(.00)[a,b]	.02
Net realized and unrealized
gain (loss) on investments	.27	(2.55)	.44	.66	.22	.36
Total from Investment Operations	.28	(2.54)	.45	.66	.22	.38
Distributions:
Dividends from
investment income—net	—	(.01)	(.02)	(.01)	(.01)	(.01)
Net asset value, end of period	3.88	3.60	6.15	5.72	5.07	4.86
Total Return (%)[c]	7.78[d]	(41.39)	7.81	13.02	4.46	8.54
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.37[e]	1.25	1.19	1.34	1.35	1.26
Ratio of net expenses
to average net assets	1.35[e]	1.23	1.19[f]	1.34[f]	1.33	1.25
Ratio of net investment
income (loss) to
average net assets	.39[e]	.12	.14	.00[g]	(.09)	.38
Portfolio Turnover Rate	110[d]	112	68	110	126	115
Net Assets,
end of period ($ x 1,000)	160,234	156,236	317,753	4,399	1,266	1,180

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
f	Expense waivers and/or reimbursements amounted to less than .01%.
g	Amount represents less than .01%.

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
June 30, 2009			Year Ended December 31,
Class B Shares	(Unaudited)	2008	2007	2006	2005	2004
Per Share Data ($):
Net asset value,
beginning of period	3.42	5.88	5.51	4.91	4.74	4.40
Investment Operations:
Investment (loss)—net	(.02)[a]	(.04)[a]	(.04)[a]	(.05)[a]	(.04)[a]	(.00)[b]
Net realized and unrealized
gain (loss) on investments	.26	(2.42)	.41	.65	.21	.34
Total from Investment Operations	.24	(2.46)	.37	.60	.17	.34
Net asset value, end of period	3.66	3.42	5.88	5.51	4.91	4.74
Total Return (%)[c]	7.02[d]	(41.84)	6.72	12.22	3.59	7.73
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.71[e]	2.12	2.24	2.21	2.19	2.01
Ratio of net expenses
to average net assets	2.69[e]	2.10	2.24[f]	2.21[f]	2.18	2.00
Ratio of net investment
(loss) to average net assets	(.94)[e]	(.78)	(.76)	(.93)	(.97)	(.34)
Portfolio Turnover Rate	110[d]	112	68	110	126	115
Net Assets,
end of period ($ x 1,000)	361	512	1,855	1,046	1,453	2,110

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
f	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

16

Six Months Ended
June 30, 2009			Year Ended December 31,
Class C Shares	(Unaudited)	2008	2007	2006	2005	2004
Per Share Data ($):
Net asset value,
beginning of period	3.38	5.80	5.41	4.82	4.66	4.32
Investment Operations:
Investment income (loss)—net	(.01)[a]	(.03)[a]	(.03)[a]	(.03)[a]	(.03)[a]	.04
Net realized and unrealized
gain (loss) on investments	.25	(2.39)	.42	.62	.20	.30
Total from Investment Operations	.24	(2.42)	.39	.59	.17	.34
Distributions:
Dividends from
investment income—net	—	—	—	—	(.01)	—
Net asset value, end of period	3.62	3.38	5.80	5.41	4.82	4.66
Total Return (%)[b]	7.10[c]	(41.72)	7.21	12.24	3.68	7.87
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.17[d]	1.99	1.97	2.01	1.98	1.99
Ratio of net expenses
to average net assets	2.15[d]	1.97	1.97[e]	2.01[e]	1.96	1.99
Ratio of net investment (loss)
to average net assets	(.40)[d]	(.64)	(.45)	(.69)	(.72)	(.24)
Portfolio Turnover Rate	110[c]	112	68	110	126	115
Net Assets,
end of period ($ x 1,000)	3,095	2,853	8,628	3,759	2,012	571

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
June 30, 2009			Year Ended December 31,
Class F Shares	(Unaudited)	2008	2007	2006	2005	2004
Per Share Data ($):
Net asset value,
beginning of period	3.70	6.32	5.86	5.18	4.96	4.57
Investment Operations:
Investment income—net	.01[a]	.02[a]	.03[a]	.01[a]	.00[a,b]	.02
Net realized and unrealized
gain (loss) on investments	.28	(2.62)	.45	.68	.23	.39
Total from Investment Operations	.29	(2.60)	.48	.69	.23	.41
Distributions:
Dividends from
investment income—net	(.01)	(.02)	(.02)	(.01)	(.01)	(.02)
Net asset value, end of period	3.98	3.70	6.32	5.86	5.18	4.96
Total Return (%)	7.80[c]	(41.13)	8.14	13.25	4.64	8.97
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.13[d]	.96	1.04	1.10	1.13	1.06
Ratio of net expenses
to average net assets	1.11[d]	.94	1.04[e]	1.10[e]	1.12	1.06
Ratio of net investment income
to average net assets	.63[d]	.41	.54	.20	.11	.56
Portfolio Turnover Rate	110[c]	112	68	110	126	115
Net Assets,
end of period ($ x 1,000)	125,344	122,119	231,030	220,502	215,556	233,410

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

18

Six Months Ended
June 30, 2009			Year Ended December 31,
Class I Shares	(Unaudited)	2008	2007[a]	2006	2005	2004
Per Share Data ($):
Net asset value,
beginning of period	3.67	6.28	5.82	5.13	4.91	4.53
Investment Operations:
Investment income—net	.01[b]	.03[b]	.03[b]	.01[b]	.01[b]	.03
Net realized and unrealized
gain (loss) on investments	.28	(2.62)	.45	.69	.22	.37
Total from Investment Operations	.29	(2.59)	.48	.70	.23	.40
Distributions:
Dividends from
investment income—net	(.01)	(.02)	(.02)	(.01)	(.01)	(.02)
Net asset value, end of period	3.95	3.67	6.28	5.82	5.13	4.91
Total Return (%)	8.01[c]	(41.08)	8.09	13.55	4.78	8.88
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.15[d]	.89	1.09	1.04	1.10	1.00
Ratio of net expenses
to average net assets	1.13[d]	.81	.96	1.04[e]	1.09	1.00
Ratio of net investment income
to average net assets	.61[d]	.54	.48	.21	.15	.54
Portfolio Turnover Rate	110[c]	112	68	110	126	115
Net Assets,
end of period ($ x 1,000)	1,398	1,365	3,434	97	270	247

a	Effective June 1, 2007, Class R shares were redesignated as Class I shares.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Equity Growth Fund (the “fund”) is a separate diversified series of Dreyfus Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering five series, including the fund.The fund’s investment objective is to seek long-term growth of capital and income. Founders Asset Management LLC (“Founders”) serves as the fund’s investment adviser. Founders is an indirect, wholly-owned subsidiary of The Bank of NewYork Mellon Corporation (“BNY Mellon”).

MBSC Securities Corporation (the “Distributor”), the direct owner of Founders and a wholly-owned subsidiary of The Dreyfus Corporation (“Dreyfus”), an affiliate of Founders, is the distributor of the fund’s shares. The fund is authorized to issue up to 2.25 billion shares of Common Stock, par value $.01 per share, in the following classes of shares: Class A, Class B, Class C, Class F and Class I shares. Class A shares are subject to a sales charge imposed at the time of purchase, although the shares may be purchased at net asset value (“NAV”) without a sales charge by certain categories of investors. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. The fund does not offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class F and Class I shares are sold at NAV per share. Class F shares are sold only to Class F grandfathered investors, and Class I shares are sold only to eligible institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class. Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Effective December 3, 2008, investments for new accounts were no longer permitted in Class T shares of the fund, except that participants

20

in certain group retirement plans were able to open a new account in Class T shares of the fund, provided that the fund was established as an investment option under the plans before December 3, 2008. On February 4, 2009, the fund issued to each holder of its Class T shares, in exchange for said shares, Class A shares of the fund having an aggregate net asset value equal to the aggregate net asset value of the shareholder’s Class T shares. Subsequent investments in the fund’s Class A shares made by prior holders of the fund’s Class T shares who received Class A shares of the fund in exchange for their Class T shares are subject to the front-end sales load schedule that was in effect for Class T shares at the time of the exchange. Otherwise, all other Class A share attributes will be in effect. Effective as of the close of business on February 4, 2009, the fund no longer offers Class T shares.

Each class of the fund bears expenses incurred specifically on its behalf and, in addition, each class bears a portion of general expenses based on the relative net assets or the number of shareholder accounts of the class.The type of expense determines the allocation method.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sales price on the exchange or market where it is principally traded or, in the case of a security traded on NASDAQ, at its official closing price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the fund’s assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales that day, the security is valued at the current closing bid price. NewYork closing exchange rates are used to convert foreign currencies to U.S. dollars.

A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company’s Board of Directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market.

Registered investment companies that are not traded on an exchange are valued at their NAV.

If market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value, securities will be valued at their fair value as determined in good faith by the Company’s Board of Directors or pursuant to procedures approved by the Board of Directors.These situations may include instances where an event occurs after the close of the market on which a security is traded but before the fund calculates its NAV, and it is determined that the event has materially affected the value of the security. Fair value of foreign equity securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts.

The fund adopted Statement of Financial Accounting Standards No. 157 “FairValue Measurements” (“FAS 157”). FAS 157 establishes an author-

22

itative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,

credit risk, etc.).

Level 3—significant unobservable inputs (including fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic	285,502,633	—	—	285,502,633
Equity Securities—
Foreign	3,532,356	—	—	3,532,356
Mutual Funds	41,057,215	—	—	41,057,215
Other Financial
Instruments†	—	—	—	—
Liabilities ($)
Other Financial
Instruments†	—	—	—	—

† Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts.Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Foreign securities and currency transactions:The fund may invest at least a portion of its assets in foreign securities. Foreign securities carry more risk than U.S. securities, such as political and currency risks. In the event the fund executes a foreign security transaction, the fund may enter into a forward foreign currency exchange contract (“forward contract”) to settle the foreign security transaction.The fund could be exposed to risk if counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The resultant foreign currency gain or loss from the contract is recorded as foreign currency gain or loss and is presented as such in the Statement of Operations.

The accounting records of the fund are maintained in U.S. dollars.The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with net unrealized appreciation (depreciation) from investments and foreign currency translations in the Statement of Operations.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on investments and foreign currency translation arises from changes in the values of assets and liabilities, including invest-

24

ments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Founders, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. It is the fund’s policy that collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended June 30, 2009,The Bank of New York Mellon earned $8,213 from lending fund portfolio securities pursuant to the securities lending agreement.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Affiliated issuers: Investments in other investment companies advised by Founders or its affiliates are defined as “affiliated” in the Act.

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(f) Federal income taxes: No provision has been made for federal income taxes since it is the policy of the fund to continue to comply with the requirements of Subchapter M of the Code that are applicable to regulated investment companies and to make distributions of income and capital gains sufficient to relieve it from all income taxes.The fund is treated as a separate tax entity for federal income tax purposes.

As of and during the period ended June 30, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended December 31, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $300,101,158 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2008. If not applied,$212,670,448 of the carryover expires in fiscal 2009,$50,083,636 expires in fiscal 2010 and $37,347,074 expires in fiscal 2016.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2008 was as follows: ordinary income

26

$956,404.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The Company had a line of credit arrangement (“LOC”) with State Street Bank and Trust Company until May 27, 2009, to be used for temporary or emergency purposes, primarily for financing redemption payments.The borrowings by each series of the Company were limited to the lesser of (a) $25 million, or (b) the lesser of 25% of the series’ total net assets or the maximum amount which the series is permitted to borrow pursuant to the prospectus, any law or any other agreement. Combined borrowings were subject to the $25 million cap on the total LOC. Each series agreed to pay annual fees and interest on the unpaid balance based on prevailing market rates as defined in the LOC. Effective May 28, 2009, the fund participates with other Dreyfus-managed funds in a $145 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of Facility fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of the borrowing.

The average amount of borrowings outstanding under the LOC and Facilities during the period ended June 30, 2009, was approximately $2,900, with a related weighted average annualized interest rate of .71%.

NOTE 3—Investment Advisory Fee and Other Transactions With Affiliates:

(a) In accordance with an investment advisory agreement between the Company and Founders, the fund compensates Founders for its services as investment adviser by the payment of fees computed daily and paid monthly at an annual rate equal to a percentage of the aver-

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

age daily value of the fund’s net assets.The fee is .65% of the first $250 million of net assets, .60% of the next $250 million of net assets, .55% of the next $250 million of net assets and .50% of net assets in excess of $750 million.

During the period ended June 30, 2009, the Distributor retained $120 from commissions earned on sales of the fund’s Class A shares and $1,960 and $381 from CDSCs on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under a Distribution Plan (the “Class B, C and T Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay and Class T shares paid the Distributor for distributing their shares at an annual rate of .75% of the value of the average daily net assets of Class B and Class C shares and .25% of the value of the average daily net assets of Class T shares. During the period ended June 30, 2009, Class B, Class C and Class T shares were charged $1,469, $10,764 and $11, respectively, pursuant to the Class B, C and T Plan.

The fund also has adopted a Distribution Plan pursuant to Rule 12b-1 under the Act applicable to its Class F shares (the “Class F Plan”). Under the Class F Plan, the fund is authorized to reimburse the Distributor for expenses paid for distributing or servicing its Class F shares at an annual rate of up to .25% of the value of the average daily net assets of the fund’s Class F shares. During the period ended June 30, 2009, Class F shares were charged $22,779 pursuant to the Class F Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay and Class T shares paid the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities

28

dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended June 30, 2009, Class A, Class B, Class C and Class T shares were charged $186,602, $490, $3,588 and $11, respectively, pursuant to the Shareholder Services Plan.

The Company has a shareholder services agreement with the Distributor, whereby the fund has agreed to compensate the Distributor for providing certain shareholder servicing functions to holders of Class F shares.The fund paid the Distributor a monthly fee equal, on an annual basis, to $24.00 per Class F shareholder account considered to be an open account at any time during a given month. During the period ended June 30, 2009, Class F shares were charged $71,009 pursuant to this shareholder services agreement.

Dreyfus Transfer, Inc. (“DTI”), a wholly-owned subsidiary of Dreyfus, is the transfer and dividend disbursing agent for all of the fund’s share classes.The Distributor pays the transfer and dividend agent fees, other than out-of-pocket charges, for Class F only. During the period ended June 30, 2009, Class F shares were charged $5,496 for out-of-pocket transfer agent charges.

The fees charged by DTI with respect to the fund’s Class A, Class B, Class C, Class I and Class T shares are paid by the fund.These transfer agency fees, including both the per account fees paid to DTI and out-of-pocket charges, during the period ended June 30, 2009 were $87,807.

The fund compensates The Bank of NewYork Mellon under two cash management agreements for performing cash management services related to fund subscriptions and redemptions. During the period ended June 30, 2009, the fund was charged $25,193 pursuant to the cash management agreements.These fees were offset by earnings credits pursuant to the cash management agreements.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended June 30, 2009, the fund was charged $3,549 pursuant to the custody agreement.These fees were partially offset by earnings credits pursuant to the custody agreement.

The fund has agreed to compensate Dreyfus for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help. The fee is computed at the annual rate of .06% of the average daily net assets of the fund on the first $500 million, .04% of the average daily net assets of the fund on the next $500 million and .02% of the average daily net assets of the fund in excess of $1 billion, plus reasonable out-of-pocket expenses. Dreyfus has contractually agreed in writing to waive any fees received for these services to the extent they exceed its costs in providing the services and a reasonable allocation of the costs incurred by Founders and its affiliates related to the support and oversight of these services.

The components of “Due to Founders Asset Management LLC and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $155,246, Rule 12b-1 distribution plan fees $5,446, shareholder services plan fees $77,109, custodian fees $1,667, compliance support fees $3,667, transfer agency per account fees $30,811 and accounting fees $18,236.

(d) Annual retainer fees and attendance fees for the Company’s Board of Directors are allocated to each series of the Company based on net assets. During the period ended June 30, 2009, the fund paid $58,862 in directors’ fees. The Company’s Board of Directors has adopted a deferred compensation plan for Company directors that enables directors to elect to defer receipt of all or a portion of the annual compensation that they are entitled to receive from the Company. Under the plan, the compensation deferred is invested in shares of one or more of the Company’s series. The amount paid to the director under the plan will be determined based upon the performance of the selected

30

series.The current value of these amounts is included in Other Assets and Directors’ Deferred Compensation in the Statement of Assets and Liabilities. Increases in the market value of the deferred compensation accounts are added to the Directors fees and expenses paid by the fund in the Directors fees and expenses in the Statement of Operations, and decreases in the market value of the accounts are subtracted from such fees. During the period ended June 30, 2009, appreciation in the value of the accounts totaled $4,420. The appreciation also is included in the net unrealized appreciation (depreciation) on investments in the Statement of Operations. Deferral of directors’ fees under the plan does not affect the net assets of the fund.

Certain officers of the Company are also officers and/or directors of Founders or its affiliates, which pay their compensation. However, the fund pays a portion of the cost of the services performed by the Company’s Chief Compliance Officer and her staff. During the period ended June 30, 2009 the fund was charged $3,667 for these services, which is included in miscellaneous expenses. The affairs of the fund, including services provided by Founders, are subject to the supervision and general oversight of the Company’s Board of Directors.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2009, amounted to $295,695,581 and $305,045,366, respectively.

The fund adopted Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. Since the fund held no derivatives during the period ended June 30, 2009, FAS 161 disclosures did not impact the notes to the financial statements.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At June 30, 2009, accumulated net unrealized appreciation on investments was $12,186,169, consisting of $25,188,626 gross unrealized appreciation and $13,002,457 gross unrealized depreciation.

At June 30, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of the financial statements.

At a meeting of the Board of Directors held on May 13, 2009, the Board approved, effective on or about September 1, 2009, the appointment of Dreyfus to replace Founders as the fund’s investment adviser. There will be no changes to the services to be provided to the fund as a result of the appointment of Dreyfus as the fund’s investment adviser.

32

FACTORS CONSIDERED IN APPROVING ADVISORY AGREEMENTS (Unaudited)

At a meeting of the board of directors of Dreyfus Funds, Inc. (the “Funds” and, in reference to any one of the Funds’ portfolios, a “Fund”) held on May 13, 2009, the Funds’ directors unanimously approved a new investment advisory agreement (the “New Management Agreement”) between each of the Funds andThe Dreyfus Corporation (“Dreyfus”) for a term commencing on or about September 1, 2009 (the “Effective Date”) and ending April 4, 2010.

At their May 13, 2009 meeting, the Funds’ directors also unanimously approved the continuation of the Investment Advisory Agreement (the “Current Management Agreement”) between each of the Funds and Founders Asset Management LLC (“Founders”), the Funds’ current investment adviser, for a term ending on the earlier of the Effective Date or April 4, 2010. Founders is an indirect, wholly-owned subsidiary of Dreyfus, which is a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”).The board’s appointment of Dreyfus to replace Founders as the investment adviser to the Funds relates to a larger process currently underway at BNY Mellon to restructure and consolidate its mutual fund business within Dreyfus.

The board of directors of the Funds (“board”) is comprised entirely of individuals who have no affiliation with Founders or Dreyfus or any affiliates of Founders or Dreyfus (the “directors”).

Prior to the directors’ May 2009 meeting, Founders and Dreyfus had provided the directors with extensive materials related to the renewal of the Current Management Agreement and the approval of the New Management Agreement (collectively the “Agreements”), including performance and expense information for other investment companies with similar investment objectives to each Fund derived from data compiled by Lipper Inc., an independent third party (“Lipper”).

During their meeting, the directors discussed the proposed continuance of the Current Management Agreement and the approval of the New Management Agreement with senior management personnel of Founders and Dreyfus. At the conclusion of these discussions, the

The Fund 33

FACTORS CONSIDERED IN APPROVING ADVISORY AGREEMENTS (Unaudited) (continued)

directors and their independent counsel met in a private session at which no representatives of Founders or Dreyfus were present, to continue their discussion of the Agreements. In determining to continue the Current Management Agreement and to approve the New Management Agreement, the directors considered all factors which they believed to be relevant, including the following:

Nature, Extent and Quality of Services Provided by Founders and to be Provided by Founders and Dreyfus

The directors recognized that they have had the opportunity to evaluate the investment and non-investment related services which Founders and its affiliates have provided to the Funds primarily through their quarterly review of all of the operations of the Funds during Fund board and committee meetings held throughout the past months. At each such meeting, extensive discussions of Fund operations are held with senior management personnel of Founders and a large volume of documentation with respect to these operations is provided to and reviewed by the directors. Such discussions and documentation afford the directors the continual opportunity to evaluate the nature, extent, and quality of the services provided by Founders and its affiliates to the Funds.

The directors further recognized that under the New Management Agreement, the investment advisory and other services to be provided to the Funds by Dreyfus will be virtually identical to those provided by Founders, since there will be no change in the portfolio management of the Funds as a result of the new contractual arrangement. The directors noted that the terms and conditions of the New Management Agreement are substantially identical to the terms and conditions of the Current Management Agreement, except that the fee schedule for Dreyfus Global Growth Fund has been reduced in the New Management Agreement to reflect a fee waiver implemented by Founders on June 1, 2009.

34

The directors were satisfied that Founders is managing and Dreyfus will continue to manage the investment of the assets of the Funds in accordance with each Fund’s respective investment objective, policies and restrictions, subject to the directors’ overall supervision.

The directors considered that Founders provides and Dreyfus will continue to provide many non-investment related services to the Funds in fulfilling their respective responsibilities under the Agreements.

Following their discussion and review, the directors reached the following conclusions:

  That the breadth and quality of investment advisory and other services being provided to the Funds by Founders under the Current Management Agreement are satisfactory, as evidenced in part by the performance records of the Funds, to which the directors gave signif- icant attention as indicated below; and
  That the breadth and quality of investment advisory and other services to be provided to the Funds by Dreyfus under the New Management Agreement are anticipated to be substantially identical to the invest- ment advisory and other services provided to the Funds by Founders, since there will be no change in the portfolio management of the Funds as a result of the new contractual arrangement;
  That the directors are satisfied with the portfolio management and trading services that have been and will continue to be provided to the Funds by Founders as the Funds’ current investment adviser and that will continue to be provided to the Funds by Dreyfus under the New Management Agreement; the directors also recognize that Founders or its affiliates have provided, and that Dreyfus and its affiliates will con- tinue to provide, the highest quality accounting, compliance and regulatory, administrative, underwriting, custody, shareholder, transfer agent and cash management services to the Funds, while charging fair, reasonable and competitive fees.

The Fund 35

FACTORS CONSIDERED IN APPROVING ADVISORY AGREEMENTS (Unaudited) (continued)

Investment Performance

On a quarterly basis, the directors hold meetings with representatives of the portfolio management team for each Fund (usually a portfolio manager), during which each representative reviews, among other items, performance information, attribution analyses, and the portfolio manager’s investment outlook. The directors also receive written monthly and quarterly performance information for each Fund. The written quarterly reports include comparisons of each Fund’s performance with its respective Lipper category and one or more benchmark indexes for the most recent quarter and one-, three-, five-, and ten-year periods, as well as for the portfolio manager’s tenure.

In conjunction with their consideration of renewal of the Current Management Agreement and the approval of the New Management Agreement, the directors received more detailed performance reports about each Fund from Lipper. These reports compared each Fund’s performance to both a relatively small group of similar funds selected by Lipper (the “Lipper performance group”), as well as to all funds in the applicable Lipper category (the “Lipper performance universe”).

The performance of Equity Growth Fund’s Class F shares placed in the fourth and third quintiles, respectively, of its Lipper performance group and the Lipper large-cap growth fund performance universe for the one-year period ended December 31, 2008, placed in the third quin-tile of its Lipper performance group and universe for the three-year period ended December 31, 2008, placed in the second and third quintiles, respectively, of its Lipper performance group and universe for the five-year period ended December 31, 2008, and underperformed its benchmark index for the one-, three- and five-year periods ended March 31, 2009.While the Fund’s one-year performance results relative to its Lipper performance group and universe in 2008 were an improvement over its 2007 results, the directors noted that the Fund’s relative performance prior to 2007 generally had been more satisfactory. The directors recognized that Founders had changed the portfolio managers of the Fund in January 2009. The directors are hopeful that this change will improve the Fund’s relative and absolute

36

performance results.The directors stressed the importance to Founders and to Dreyfus of the need to continue to seek to improve the Fund’s performance in an effort to reestablish the stronger relative performance record which the Fund has achieved in the past.

After consideration of all relevant information and data, the directors concluded that each Fund and its shareholders would continue to benefit from Founders’ and, thereafter, Dreyfus’s investment management of the Fund.The directors further determined:

  That although certain of the Funds have experienced performance difficulties, Founders has focused its efforts upon improving the per- formance records of the Funds and Founders and, thereafter, Dreyfus will continue to seek improvement; and
  That the materials provided by Lipper demonstrated that most of the Funds maintained satisfactory performance quintile rankings in their respective comparison universes, with four of five Funds placing in the third quintile of their respective Lipper performance universes for the three-year period ended December 31, 2008, and three of five Funds placing in the top three quintiles of their respective Lipper performance universes for the one-year period ended December 31, 2008; in 2008, one of the Funds placed in the top quintile of its respective Lipper performance group and universe.

Costs of the Services to be Provided and Profits to be Realized by Founders, Dreyfus, and Their Affiliates from Founders’ and Dreyfus’s Relationships With the Funds

The directors recognized that on a semiannual basis, they received information with respect to the Funds’ expenses. The directors carefully reviewed and discussed the expense ratios for the Class F shares of each Fund at the meetings at which these reports were presented.

In conjunction with their consideration of renewal of the Funds’ Current Management Agreement, the approval of the New Management Agreement with Dreyfus, and the renewal of other service arrangements, the directors received detailed information from

The Fund 37

FACTORS CONSIDERED IN APPROVING ADVISORY AGREEMENTS (Unaudited) (continued)

Lipper which compared each Fund’s management fees and other expenses with those of a group of similar funds selected by Lipper (the “Lipper expense group”), as well as summary information comparing each Fund’s management fees and expenses with those of the funds in its Lipper performance universe with load structures similar to that of the Funds (the “Lipper expense universe”).

The directors noted that for the period ended December 31, 2008, Equity Growth Fund’s management fees ranked in the second best quintile of its Lipper expense group, with the Fund’s fees the fifth lowest of 16 “peer funds.” The Fund’s contractual management fees at a common asset level were determined by Lipper to be the third lowest of the 16 funds in its group.The Fund’s management fees were in the second best quintile of its Lipper expense universe.

The directors also considered information provided by Lipper with respect to the profitability of the investment management activities conducted by a number of publicly-held corporations, and were provided with extensive materials with respect to the profitability derived by Founders from providing investment advisory services to the Funds as a group and to each Fund individually.

The directors also received and reviewed an analysis of estimated profitability to Dreyfus from providing services to the Funds under the New Management Agreement.

The directors further considered certain indirect benefits received by Founders and its affiliates and to be received by Dreyfus and its affiliates as a result of having Founders and, thereafter, Dreyfus provide investment advisory services to the Funds.These included the following:

  Since Founders sub-advises and Dreyfus will sub-advise a non-Fund account in a style that is similar to that used for one of the Funds, and employees of Founders manage, and employees of Dreyfus will manage, other non-Fund accounts in their capacities as employees of their affiliates, Founders, Dreyfus, and their affiliates realize, and will realize, efficiencies in performing the portfolio management, trading and operational functions related to those non-Fund accounts;

38

  The Funds’ brokerage transactions may be executed with brokers that provide research and brokerage services to Founders, Dreyfus, and their affiliates. These research and brokerage services may be useful to Founders, Dreyfus, and their affiliates in providing invest- ment advisory services to any of the clients they advise, including the Funds; and
  Affiliates of Founders and Dreyfus receive and will continue to receive various fees for providing accounting, underwriting, shareholder, transfer agency, custody and cash management services to the Funds.

The directors also reviewed a table comparing the Equity Growth Fund and a similarly-managed subadvisory account managed by Founders (which will be managed by Dreyfus in the future) and their respective fee schedules. In their review of this table, the directors noted that Founders provides, and Dreyfus will provide, many services to the Fund in fulfilling their respective responsibilities under the Current and New Management Agreements that they do not, and will not, provide to the sub-advised account.The directors concluded that the fees paid to Founders under the Current Management Agreement and those to be paid to Dreyfus under the New Management Agreement are reasonable in relation to the nature and extent of the services provided and to be provided by Founders and Dreyfus to the Fund under the Agreements.

Founders also sub-advises one other mutual fund, and Dreyfus manages several mutual funds, that are in the same Lipper categories as a number of the Funds. The directors considered information concerning these accounts that was provided by Founders and Dreyfus.

After deliberation and discussion of Fund fees and expenses, the directors determined:

  That upon review of the advisory fee structures of the Funds in comparison with the competitive expense groups and expense uni- verses selected by Lipper, the levels of investment advisory fees paid by the Funds to Founders and to be paid by the Funds to Dreyfus were deemed to be competitive;

The Fund 39

FACTORS CONSIDERED IN APPROVING ADVISORY AGREEMENTS (Unaudited) (continued)

  That the expense ratios of the Funds are competitive and that Founders continually reviews and Dreyfus will continually review each Fund’s total expense ratio in an effort to maintain Fund expense ratios at competitive levels; and
  That the comparative fee and expense information included in the materials provided by Lipper supports the determination that the advisory and other fees payable and to be payable by the Funds to Founders, Dreyfus and their affiliates are fair and reasonable and are essentially fees which would be similar to those that would have resulted solely from “arm’s-length” bargaining.

With respect to the profitability of Founders and Dreyfus, the directors reviewed the adviser profitability analysis provided by Lipper, which demonstrated that Founders’ 2008 profitability from providing management services to the Funds under the Current Management Agreement, and the estimated profitability to Dreyfus from providing services to the Funds under the New Management Agreement, were both reasonable in comparison to the entities included in the Lipper analysis.

The directors were also advised by independent counsel of the profitability percentage ranges which court cases have found acceptable and determined that Founders’ profitability percentage and Dreyfus’s estimated profitability percentage for providing management services to the Funds were reasonable.

The directors concluded that Founders’ profits from providing management services to the Funds and Dreyfus’s estimated profitability to be derived from providing such services were reasonable in relationship to the overall services which Founders provides and Dreyfus will provide.

Economies of Scale

The directors reviewed information provided by Founders and Dreyfus which summarized the extent, if any, that Founders, Dreyfus and the Funds would achieve certain economies of scale if the assets of the Funds were to increase.

40

After review and discussion, the directors considered the extent to which economies of scale and common management are shared with each Fund, including the economies that would be realized from the growth of each Fund’s assets. After such consideration, the directors determined that all of the Funds have structured breakpoints in their advisory fees, which result in fee reductions as the assets of each Fund reach defined levels, and that such fee reductions, when implemented, would benefit all of the applicable Fund’s shareholders through decreases in the Fund’s expense ratio.

Dedication to Regulatory Requirements and Restrictions

An important factor in the directors’ consideration of renewal of the Current Management Agreement with Founders and the approval of the New Management Agreement with Dreyfus included the directors’ recognition of the dedication by Founders and Dreyfus of stringent adherence to regulatory requirements and restrictions. The directors determined that Founders and Dreyfus are dedicated to compliance with all applicable rules and regulations and that the systems of controls which are in place to ensure that the service providers to the Funds, including Founders and Dreyfus, and the Funds themselves, maintain and will continue to maintain strict adherence to the law are excellent.

Overall Conclusions

The directors determined that they are satisfied with the performance of the Funds and with the quality of the advisory and other services being provided by Founders and those to be provided by Dreyfus and their respective affiliates to the Funds. The directors recognized that efforts are being and will continue to be made to improve each Fund’s performance and to maintain Fund expense ratios at reasonable and competitive levels.

The directors concluded that continuation of the Current Management Agreement between each Fund and Founders, which would enable

The Fund 41

FACTORS CONSIDERED IN APPROVING ADVISORY AGREEMENTS (Unaudited) (continued)

each Fund to continue to receive investment advisory services from Founders, is in the best interests of each Fund and its shareholders, the services to be performed under the Current Management Agreement are services required for the operations of the Funds, Founders has provided satisfactory investment management services to the Funds in the past, and the fees for the management services which Founders will perform will be fair and reasonable and within the range of what would have been negotiated at arm’s length in light of the circumstances.

The directors further concluded that the approval of the New Management Agreement between each Fund and Dreyfus is in the best interests of each Fund and its shareholders, the services to be performed under the New Management Agreement are services required for the operations of the Funds, the terms and conditions of the New Management Agreement will be substantially identical to the terms and conditions of the Current Management Agreement (with the exception of the reduction in Dreyfus Global Growth Fund’s fee schedule, discussed above), the individuals who are providing portfolio management services to the Funds under the Current Management Agreement immediately prior to the effectiveness of the New Management Agreement will continue to perform those services immediately following the effectiveness of the Agreement, and the fees for the advisory services which Dreyfus will perform will be fair and reasonable and within the range of what would have been negotiated at arm’s length in light of the circumstances.

42

NOTES

Dreyfus

Global Growth Fund

SEMIANNUAL REPORT June 30, 2009

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The views expressed in this report reflect those of the portfolio managers only through the end of the period covered and do not necessarily represent the views of Dreyfus, Founders or any other person in our organization. Any such views are subject to change at any time based upon market or other conditions and we disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
15	Statement of Assets and Liabilities
16	Statement of Operations
17	Statement of Changes in Net Assets
19	Financial Highlights
24	Notes to Financial Statements
39	Factors Considered in Approving Advisory Agreements
FOR MORE INFORMATION
Back Cover

Dreyfus Global Growth Fund

The Fund

A LETTER FROM THE CHAIRMAN Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Global Growth Fund, covering the six-month period from January 1, 2009, through June 30, 2009.

The severe recession and banking crisis that dominated the financial markets at the start of 2009 appear to have moderated as of mid-year. Previously frozen credit markets have thawed, giving businesses access to the capital they need to grow.After reaching multi-year lows in early March, equities staged an impressive rally, enabling most major stock market indices to end the six-month reporting period close to where they began. While the U.S. economy remains weak overall, we have seen encouraging evidence of potential recovery, including a recovering housing market and improvements within certain manufacturing sectors. Meanwhile, inflation has remained tame in the face of high unemployment and unused manufacturing capacity.

Although these developments give us reasons for optimism, we remain cautious due to the speed and magnitude of the stock market’s 2009 rebound. Indeed, the market’s advance was led mainly by lower-quality stocks when investors developed renewed appetites for risk. We would prefer to see a steadier rise in stock prices supported by more concrete economic data, as the rapid rise increases the possibility that profit-taking could move the market lower. In uncertain markets such as this one, even the most seasoned investors can benefit from professional counsel. To determine how your investments should be positioned for the challenges and opportunities that lie ahead, we continue to stress that you talk regularly with your financial advisor.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the Portfolio Managers.

Thank you for your continued confidence and support.

J. David Officer
Chairman, President and Chief Executive Officer
Founders Asset Management LLC
July 15, 2009

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2009, through June 30, 2009, as provided by William S. Patzer, CFA, and Sean Fitzgibbon, CFA, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended June 30, 2009, Dreyfus Global Growth Fund’s Class A shares produced a total return of 5.89%, Class B shares returned 5.60%, Class C shares returned 5.58%, Class F shares returned 6.15% and Class I shares returned 6.24%.1 In comparison, the fund’s benchmarks, the Morgan Stanley Capital International (MSCI) World Index and the MSCI World Growth Index produced total returns of 6.35% and 9.12%, respectively, for the same period.2,3

Heightened risk aversion among global investors at the beginning of the reporting period gave way to optimism in the spring, fueling a sustained market rebound as investors looked forward to better economic conditions, particularly in the emerging markets. The fund underperformed its benchmarks, primarily due to our stock selection during the reporting period.

On a separate note, effective January 6, 2009, Sean Fitzgibbon assumed portfolio management responsibilities for the domestic portion of the fund.

The Fund’s Investment Approach

The fund seeks long-term growth of capital by investing in the stocks of growth companies in markets throughout the world.The fund may purchase securities in any foreign country, as well as in the United States, emphasizing common stocks of both emerging and established growth companies that generally have strong performance records and market positions. We use a “growth style” of investing, searching for companies whose fundamental strengths suggest the potential to provide superior earnings growth over time.Our“bottom-up”approach emphasizes individual stock selection. We go beyond Wall Street analysis and perform intensive qualitative and quantitative in-house research to determine whether companies meet our investment criteria.

International Equities Rebounded in a Sustained Rally

When 2009 began, investor sentiment was depressed by a deep and prolonged global recession. Rising unemployment and plummeting

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

housing prices led to recessionary conditions in many parts of the world.At the same time, the world was in the grip of a financial crisis that nearly led to the collapse of the global banking system.

By mid-March, however, global credit markets appeared to stabilize and economic deterioration seemed to slow, sparking a sustained market rally. The rebound was led primarily by stocks that had been severely beaten down during the downturn.While the developed markets benefited from the rebound, the emerging markets fared especially well as investors grew more tolerant of risk.

Technology Investments Propelled Fund

The fund benefited during the reporting period from its overweighted position and stock selection strategy in the U.S. technology sector. Consumer electronics maker Apple rebounded sharply from previous losses due, in part, to the success of the iPhone. Adobe Systems also fared well, as the software company raised earnings estimates in the recovering market. The fund’s performance also was buoyed by a relatively heavy allocation to consumer discretionary stocks, including U.S. electronics retailer Best Buy, which boosted its market share amid strong sales of flat-panel televisions. An underweighted position in the weaker-performing telecommunication services sector also bolstered the fund’s results compared to the MSCI World Index.

In addition to good relative performance among U.S. stocks, the fund benefited from its investments in the Netherlands, where oil storage provider Royal Vopak profited from rising commodity prices. In Norway, video conferencing specialist TANDBERG advanced amid greater demand for its services. British diversified resources firm BHP Billiton gained value due to robust demand from the emerging markets, and Canadian miner IAMGOLD benefited from climbing gold prices.

Disappointments stemmed primarily from the fund’s more defensive positions as the market reversed course, including a cautious stance in the financials sector due to high debt levels and the overhanging threat of bankruptcies. Lack of exposure to investment bank Goldman Sachs and Spain’s Banco Santander along with unfortunate timing in the sale of U.S.-based Unum hurt the fund’s relative performance. Avoiding the energy sector’s more cyclical stocks also dampened results, as did relatively heavy exposure to health care firms such as disease-therapy producer Biogen Idec and Biomarin Pharmaceutical, which lowered earnings guidance due to weaker pharmaceutical sales. Light exposure to economically sensitive stocks in Canada and Singapore hurt the fund’s relative performance, and the fund held none of Switzerland’s stronger energy companies. Finally, pharmaceutical developer Roche was hurt by a recent acquisition, while Delta Air Lines suffered when oil prices began to rise.

Increased Exposure to Cyclicals and Emerging Markets

As of the reporting period’s end, it appears to us that economic recovery may be at hand. In addition, investors seem to be responding to attractive valuations,and corporate earnings estimates have begun to move upward. Indeed, we believe that our investment process is well suited to a return of investors’ focus to business fundamentals.We have positioned the fund for recovery through attractively valued, economically sensitive companies with exposure to favorable business trends, particularly in the emerging markets, which we believe will continue to grow faster than most developed economies. In contrast, we have reduced the fund’s exposure to traditionally defensive market sectors.

July 15, 2009

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period.
Investing in foreign companies involves special risks, including changes in currency rates, political, economic and social instability, a lack of comprehensive company information, differing auditing and legal standards and less market liquidity. An investment in this fund should be considered only as a supplement to an overall investment program.
Part of the fund’s historical performance is due to amounts received from class action settlements regarding prior fund holdings. There is no guarantee that these settlement distributions will occur in the future or have a similar impact on performance.
1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2	SOURCE: LIPPER INC. – Reflects reinvestment of dividends and, where applicable, capital gains distributions The MSCI World Index measures global developed market equity performance.
The total return figure cited for this index assumes change in security prices and reinvestment of dividends, but does not reflect the costs of managing a mutual fund.
3	SOURCE: LIPPER INC. – Reflects reinvestment of dividends and, where applicable, capital gains distributions.The MSCI World Growth Index measures global developed market equity performance of growth securities.The total return figure cited for this index assumes change in security prices and reinvestment of dividends, but does not reflect the costs of managing a mutual fund.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund's prospectus or talk to your financial advisor.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Global Growth Fund from January 1, 2009 to June 30, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.To estimate the expenses you paid on your account over this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the results by the number in the Expenses paid per $1,000 line for the class of shares you own.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended June 30, 2009

	Class A	Class B	Class C	Class F	Class I
Expenses paid per $1,000†	$ 14.55	$ 18.15	$ 17.08	$ 11.76	$ 11.56
Ending value (after expenses)	$1,058.90	$1,056.00	$1,055.80	$1,061.50	$1,062.40

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended June 30, 2009

	Class A	Class B	Class C	Class F	Class I
Expenses paid per $1,000†	$ 14.21	$ 17.72	$ 16.68	$ 11.48	$ 11.28
Ending value (after expenses)	$1,010.66	$1,007.14	$1,008.18	$1,013.39	$1,013.59

† Expenses are equal to the fund’s annualized expense ratio of 2.85% for Class A shares, 3.56% for Class B shares,
3.35% for Class C shares, 2.30% for Class F shares and 2.26% for Class I shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS June 30, 2009 (Unaudited)

Common Stocks—96.4%	Shares	Value ($)
Australia—3.0%
AGL Energy	6,660	72,163
BHP Billiton	16,772	469,120
Centennial Coal	35,230	69,818
Computershare	10,542	76,604
Westfield Group	10,910	100,020
Woodside Petroleum	2,070	72,057
		859,782
Belgium—.4%
Colruyt	544	124,075
Canada—4.3%
Barrick Gold	3,400	114,464
Canadian National Railway	2,460	105,707
Canadian Natural Resources	1,530	80,506
EnCana	4,340 [a]	215,227
First Quantum Minerals	2,170	104,964
HudBay Minerals	16,590 [b]	109,563
IAMGOLD	9,440	95,626
Red Back Mining	11,820 [b]	103,065
Research In Motion	3,410 [b]	242,445
TransCanada	3,040	81,875
		1,253,442
Finland—1.1%
Fortum	3,970	90,325
Nokia	15,540	227,571
		317,896
France—3.9%
Alcatel-Lucent	25,430 [a,b]	63,779
AXA	3,259	61,211
BNP Paribas	1,364	88,489
GDF SUEZ	4,024 [a]	149,804
Sanofi-Aventis	1,463	85,924
Sodexo	1,780	91,358
Technip	2,380	116,478

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
France (continued)
Teleperformance	2,400	72,952
Total	5,308 [a]	286,504
Vivendi	4,350	103,943
		1,120,442
Germany—2.8%
BASF	3,360	133,521
Deutsche Bank	1,390	84,220
Hochtief	2,000	100,714
MAN	1,190	72,945
Munchener Ruckversicherungs	670	90,400
Rheinmetall	1,930	83,518
RWE	1,622	127,615
Salzgitter	1,210	105,944
		798,877
Hong Kong—.9%
China Agri-Industries Holdings	130,000	81,021
New World Development	47,000	85,027
Sun Hung Kai Properties	7,000	87,435
		253,483
Ireland—.2%
Ryanair Holdings, ADR	2,400 [b]	68,136
Italy—.2%
Terna Rete Elettrica Nazionale	18,830	62,731
Japan—9.8%
Air Water	6,000	65,656
Amada	12,000	74,626
Daito Trust Construction	1,900	89,950
Fast Retailing	1,400	183,140
Honda Motor	4,900	135,320
JSR	6,500	111,550
KDDI	12	63,787
Lawson	5,400	237,708
Matsui Securities	9,400	85,490
Mitsubishi UFJ Financial Group	22,800	141,553
Mitsui & Co.	12,500	148,723

Common Stocks (continued)	Shares	Value ($)
Japan (continued)
Mitsumi Electric	6,200	132,922
Murata Manufacturing	2,100	89,390
Nippon Electric Glass	12,000	134,801
Nippon Express	18,000	82,039
Nippon Yusen	18,000	77,928
Sankyo	2,600	139,016
Shimano	2,300	88,113
Shinko Electric Industries	6,600	81,952
Softbank	6,300	123,096
Sumitomo	8,100	82,581
Tokyo Gas	13,000	46,564
Toppan Printing	21,000	212,573
Toyoda Gosei	4,100	111,098
Tsumura & Co.	3,000	93,750
		2,833,326
Netherlands—1.8%
Fugro	1,750	72,464
Imtech	4,576	88,836
Koninklijke Ahold	13,180	151,303
Koninklijke DSM	2,470	77,366
Koninklijke Vopak	2,440 [b]	121,776
		511,745
Norway—.2%
Petroleum Geo-Services	10,600 [b]	65,717
Spain—2.2%
Iberdrola	10,390	84,238
Inditex	2,350	112,636
Telefonica	19,700	445,448
		642,322
Sweden—1.4%
Alfa Laval	10,060	96,029
Electrolux, Ser. B	11,820 [b]	165,182
Nordea Bank	17,200	136,301
		397,512

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Switzerland—5.2%
Adecco	1,970	82,079
Credit Suisse Group	3,100	141,545
Nestle	15,330	577,468
Roche Holding	3,487	474,114
Syngenta	780	181,124
Zurich Financial Services	280	49,334
		1,505,664
United Kingdom—10.6%
3i Group	18,747 [a]	74,630
Asos	14,500 [b]	81,099
Autonomy	3,310 [b]	78,244
BAE Systems	20,320	113,149
Barclays	17,410	81,050
BG Group	15,190	254,374
British American Tobacco	7,287	200,545
Charter International	13,640	97,156
Domino’s Pizza UK & IRL	20,290	68,674
Drax Group	11,230	81,098
Eurasian Natural Resources	11,050	118,971
GlaxoSmithKline	22,030	387,219
HSBC Holdings	8,070	66,708
IMI	14,450	74,104
Imperial Tobacco Group	4,010	104,092
Kazakhmys	6,010	62,285
Kingfisher	28,460	83,240
Legal & General Group	91,400	85,386
Reckitt Benckiser Group	4,890	222,499
Shire	9,500	130,568
Standard Chartered	4,670	87,577
Tesco	44,590	259,369
Thomas Cook Group	35,600	120,345
WPP	18,970	125,837
		3,058,219
United States—48.2%
Akamai Technologies	5,215 [b]	100,024

Common Stocks (continued)	Shares	Value ($)
United States (continued)
Alexion Pharmaceuticals	2,480 [b]	101,977
American Eagle Outfitters	10,210	144,676
Ameriprise Financial	2,800	67,956
Amgen	2,260 [b]	119,644
Amphenol, Cl. A	2,750	87,010
Apple	3,625 [b]	516,308
Autodesk	5,980 [b]	113,500
Autoliv	3,930	113,066
Biogen Idec	2,280 [b]	102,942
BMC Software	3,690 [b]	124,685
Boston Scientific	10,690 [b]	108,396
Bristol-Myers Squibb	5,180	105,206
Broadcom, Cl. A	7,644 [b]	189,494
Cameron International	2,970 [b]	84,051
Carnival	3,585	92,385
Caterpillar	3,800	125,552
Celanese, Ser. A	4,220	100,225
Celgene	2,790 [b]	133,474
Coca-Cola Enterprises	4,440	73,926
Colgate-Palmolive	4,380	309,841
Covidien	2,650	99,216
Crown Holdings	2,730 [b]	65,902
Cummins	4,380	154,220
Danaher	2,310	142,619
Dolby Laboratories, Cl. A	3,720 [b]	138,682
Dover	3,846	127,264
E.I. du Pont de Nemours & Co.	3,280	84,034
Electronic Arts	5,558 [b]	120,720
EMC	15,583 [b]	204,137
Estee Lauder, Cl. A	3,380	110,425
FPL Group	1,270	72,212
Franklin Resources	1,120	80,651
Freeport-McMoRan Copper & Gold	1,720	86,189
Gap	8,470	138,908
Genzyme	1,930 [b]	107,443

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
United States (continued)
Gilead Sciences	4,725 [b]	221,319
Google, Cl. A	932 [b]	392,922
Halliburton	7,990	165,393
Home Depot	5,085	120,159
Illinois Tool Works	3,630	135,544
Interpublic Group of Cos.	16,110 [b]	81,356
Invesco	7,630	135,966
JetBlue Airways	16,310 [b]	69,644
Juniper Networks	8,750 [b]	206,500
Kohl’s	3,470 [b]	148,343
Lam Research	4,770 [b]	124,020
Life Technologies	2,680 [b]	111,810
Lorillard	1,520	103,010
McKesson	2,600	114,400
Medco Health Solutions	3,420 [b]	155,986
Merck & Co.	6,850	191,526
Microsoft	27,112	644,452
Moody’s	3,740	98,549
Morgan Stanley	2,610	74,411
Motorola	13,140	87,118
Newell Rubbermaid	8,430	87,756
Noble Energy	1,760	103,787
Norfolk Southern	3,020	113,763
O’Reilly Automotive	2,730 [b]	103,958
Occidental Petroleum	4,100	269,821
Oracle	17,158	367,524
Paccar	4,590 [a]	149,221
Parker Hannifin	3,010	129,310
PepsiCo	9,370	514,975
Pfizer	7,652	114,780
Philip Morris International	9,590	418,316
Praxair	2,051	145,765
QUALCOMM	7,039	318,163
Questar	2,530	78,582
Raytheon	2,600	115,518

Common Stocks (continued)	Shares	Value ($)
United States (continued)
Southwestern Energy	4,820 [b]	187,257
St. Jude Medical	3,490 [b]	143,439
Staples	6,360	128,281
State Street	4,650	219,480
SUPERVALU	4,390	56,851
Sybase	3,210 [b]	100,601
Symantec	6,710 [b]	104,408
Target	4,960	195,771
Texas Instruments	12,830	273,279
Time Warner	4,293	108,141
Transocean	1,230 [b]	91,377
Tyco International	4,750	123,405
Union Pacific	3,146	163,781
Universal Health Services, Cl. B	1,620	79,137
Vertex Pharmaceuticals	3,020 [b]	107,633
Visa, Cl. A	3,106	193,380
Walgreen	5,420	159,348
Western Union	8,120	133,168
Whole Foods Market	4,800 [a]	91,104
XTO Energy	2,540	96,876
Zimmer Holdings	2,020 [b]	86,052
		13,903,396
Total Common Stocks
(cost $28,394,503)		27,776,765

Preferred Stocks—.4%
Germany
Fresenius
(cost $152,941)	2,293	123,799

Exchange Traded Funds—1.8%
United States
iShares MSCI EAFE Index Fund	5,530	253,329
Standard & Poor’s Depository Receipts (Tr. Ser. 1)	2,790 [a]	256,541
(cost $528,105)		509,870

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—1.4%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $409,242)	409,242 [c]	409,242
Total Investments (cost $29,484,791)	100.0%	28,819,676
Cash and Receivables (Net)	.0%	14,194
Net Assets	100.0%	28,833,870

ADR—American Depository Receipts

a All or a portion of these securities are on loan.At June 30, 2009, the total market value of the fund’s securities on loan is $397,298 and the total market value of the collateral held by the fund is $409,242.
b Non-income producing security.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Information Technology	19.2	Financial	8.0
Consumer Staples	13.2	Utilities	3.0
Health Care	12.6	Telecommunication Services	2.2
Industrial	11.6	Exchange Traded Funds	1.8
Consumer Discretionary	10.9	Money Market Investment	1.4
Materials	8.1
Energy	8.0		100.0

† Based on net assets.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES June 30, 2009 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $397,298)—Note 1(c):
Unaffiliated issuers	29,075,549	28,410,434
Affiliated issuers	409,242	409,242
Cash		294,497
Cash denominated in foreign currencies	124,644	124,570
Receivable for investment securities sold		196,169
Dividends and interest receivable		64,239
Receivable for shares of Common Stock subscribed		904
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4		669
Prepaid expenses		27,073
Other assets		237,253
		29,765,050
Liabilities ($):
Due to Founders Asset Management LLC and affiliates—Note 3(c)		46,498
Liability for securities on loan—Note 1(c)		409,242
Directors’ deferred compensation		237,253
Payable for investment securities purchased		180,704
Payable for shares of Common Stock redeemed		11,428
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4		176
Accrued expenses		45,879
		931,180
Net Assets ($)		28,833,870
Composition of Net Assets ($):
Paid-in capital		84,924,257
Accumulated undistributed investment income—net		225,043
Accumulated net realized gain (loss) on investments		(55,664,895)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions		(650,535)
Net Assets ($)		28,833,870

Net Asset Value Per Share
	Class A	Class B	Class C	Class F	Class I
Net Assets ($)	1,053,535	98,587	315,779	26,571,326	794,643
Shares Outstanding	97,674	9,864	32,102	2,440,148	70,607
Net Asset Value
Per Share ($)	10.79	9.99	9.84	10.89	11.25

See notes to financial statements.

The Fund 15

STATEMENT OF OPERATIONS Six Months Ended June 30, 2009 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $30,295 foreign taxes withheld at source)	393,620
Income from securities lending	262
Total Income	393,882
Expenses:
Investment advisory fee—Note 3(a)	129,157
Shareholder servicing costs—Note 3(c)	53,677
Registration fees	28,443
Directors’ fees and expenses—Note 3(d)	20,489
Auditing fees	19,047
Custodian fees—Note 3(c)	13,600
Distribution fees—Note 3(b)	11,003
Prospectus and shareholders’ reports	10,906
Accounting fees—Note 3(c)	10,519
Loan commitment fees—Note 2	309
Interest expense—Note 2	1
Miscellaneous	18,286
Total Expenses	315,437
Less—reduction in fees due to earnings credits—Note 1(c)	(3,701)
Less—reduction in accounting fees—Note 3(c)	(779)
Net Expenses	310,957
Investment Income—Net	82,925
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(5,413,171)
Net realized gain (loss) on forward foreign currency exchange contracts	5,471
Net Realized Gain (Loss)	(5,407,700)
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	7,051,956
Net Realized and Unrealized Gain (Loss) on Investments	1,644,256
Net Increase in Net Assets Resulting from Operations	1,727,181

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)[a]	December 31, 2008
Operations ($):
Investment income—net	82,925	264,372
Net realized gain (loss) on investments	(5,407,700)	(10,499,591)
Net unrealized appreciation
(depreciation) on investments	7,051,956	(15,734,669)
Net Increase (Decrease) in Net Assets
Resulting from Operations	1,727,181	(25,969,888)
Dividends to Shareholders from ($):
Investment income—net:
Class F Shares	(24,835)	—
Class I Shares	(768)	—
Total Dividends	(25,603)	—
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	165,839	606,519
Class B Shares	500	62,845
Class C Shares	2,274	201,536
Class F Shares	335,407	1,581,492
Class I Shares	47,249	415,801
Dividends reinvested:
Class F Shares	24,332	—
Class I Shares	768	—
Cost of shares redeemed:
Class A Shares	(183,965)	(642,490)
Class B Shares	(52,114)	(278,119)
Class C Shares	(19,861)	(320,706)
Class F Shares	(1,535,829)	(8,449,911)
Class I Shares	(118,460)	(346,366)
Class T Shares	(64,656)	(10)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(1,398,516)	(7,169,409)
Total Increase (Decrease) in Net Assets	303,062	(33,139,297)
Net Assets ($):
Beginning of Period	28,530,808	61,670,105
End of Period	28,833,870	28,530,808
Undistributed investment income—net	225,043	167,721

The Fund 17

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)[a]	December 31, 2008
Capital Share Transactions:
Class Ab,c
Shares sold	17,643	37,762
Shares redeemed	(19,654)	(40,857)
Net Increase (Decrease) in Shares Outstanding	(2,011)	(3,095)
Class Bb
Shares sold	49	4,102
Shares redeemed	(6,357)	(18,494)
Net Increase (Decrease) in Shares Outstanding	(6,308)	(14,392)
Class C
Shares sold	256	13,990
Shares redeemed	(2,274)	(21,895)
Net Increase (Decrease) in Shares Outstanding	(2,018)	(7,905)
Class F
Shares sold	34,576	97,593
Shares issued for dividends reinvested	2,656	—
Shares redeemed	(142,622)	(559,777)
Net Increase (Decrease) in Shares Outstanding	(105,390)	(462,184)
Class I
Shares sold	4,692	27,039
Shares issued for dividends reinvested	81	—
Shares redeemed	(11,675)	(20,393)
Net Increase (Decrease) in Shares Outstanding	(6,902)	6,646
Class Tc
Shares redeemed	(7,322)	(2)

a Effective as of the close of business on February 4, 2009, the fund no longer offers Class T shares.
b During the period ended June 30, 2009, 1,441 Class B shares representing $11,964, were automatically converted to 1,336 Class A shares and during the period ended December 31, 2008, 13,569 Class B shares representing
$203,132 were automatically converted to 12,684 Class A shares.
c On the close of business on February 4, 2009, 7,322 Class T shares representing $64,656 were automatically converted to 6,806 Class A shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2009			Year Ended December 31,
Class A Shares	(Unaudited)	2008	2007	2006	2005	2004
Per Share Data ($):
Net asset value,
beginning of period	10.20	18.86	16.91	14.21	12.82	11.38
Investment Operations:
Investment income (loss)—net	.00[a,b]	.05[a]	(.05)[a]	(.06)[a]	(.02)[a]	(.21)
Net realized and unrealized
gain (loss) on investments	.59	(8.71)	2.00	2.76	1.41	1.65
Total from Investment Operations	.59	(8.66)	1.95	2.70	1.39	1.44
Net asset value, end of period	10.79	10.20	18.86	16.91	14.21	12.82
Total Return (%)[c]	5.89[d]	(45.94)	11.41	19.07	10.84	12.65
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.89[e]	2.13	1.94	1.97	1.98	1.83
Ratio of net expenses
to average net assets	2.85[e]	1.62	1.86	1.93	1.92	1.81
Ratio of net investment income
(loss) to average net assets	.10[e]	.35	(.28)	(.39)	(.19)	(.18)
Portfolio Turnover Rate	90[d]	161	117	114	120	130
Net Assets, end of period
($ x 1,000)	1,054	1,016	1,938	1,647	619	519

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
June 30, 2009			Year Ended December 31,
Class B Shares	(Unaudited)	2008	2007	2006	2005	2004
Per Share Data ($):
Net asset value,
beginning of period	9.48	17.69	16.00	13.58	12.33	11.02
Investment Operations:
Investment (loss)—net	(.03)[a]	(.08)[a]	(.18)[a]	(.16)[a]	(.11)[a]	(.09)
Net realized and unrealized
gain (loss) on investments	.54	(8.13)	1.87	2.58	1.36	1.40
Total from Investment Operations	.51	(8.21)	1.69	2.42	1.25	1.31
Net asset value, end of period	9.99	9.48	17.69	16.00	13.58	12.33
Total Return (%)[b]	5.60[c]	(46.47)	10.49	17.89	10.14	11.89
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	3.59[d]	3.10	2.75	2.84	2.72	2.54
Ratio of net expenses
to average net assets	3.56[d]	2.59	2.68	2.79	2.66	2.52
Ratio of net investment (loss)
to average net assets	(.77)[d]	(.60)	(1.09)	(1.13)	(.93)	(.87)
Portfolio Turnover Rate	90[c]	161	117	114	120	130
Net Assets, end of period
($ x 1,000)	99	153	541	819	1,803	2,061

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.

See notes to financial statements.

Six Months Ended
June 30, 2009			Year Ended December 31,
Class C Shares	(Unaudited)	2008	2007	2006	2005	2004
Per Share Data ($):
Net asset value,
beginning of period	9.32	17.38	15.71	13.31	12.08	10.81
Investment Operations:
Investment (loss)—net	(.02)[a]	(.06)[a]	(.19)[a]	(.15)[a]	(.07)[a]	(.20)
Net realized and unrealized
gain (loss) on investments	.54	(8.00)	1.86	2.55	1.30	1.47
Total from Investment Operations	.52	(8.06)	1.67	2.40	1.23	1.27
Net asset value, end of period	9.84	9.32	17.38	15.71	13.31	12.08
Total Return (%)[b]	5.58[c]	(46.38)	10.63	18.03	10.18	11.75
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	3.38[d]	2.93	2.75	2.76	2.72	2.62
Ratio of net expenses
to average net assets	3.35[d]	2.43	2.63	2.71	2.66	2.59
Ratio of net investment (loss)
to average net assets	(.40)[d]	(.41)	(1.11)	(1.10)	(.93)	(.97)
Portfolio Turnover Rate	90[c]	161	117	114	120	130
Net Assets, end of period
($ x 1,000)	316	318	730	385	308	272

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund 21

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
June 30, 2009			Year Ended December 31,
Class F Shares	(Unaudited)	2008	2007	2006	2005	2004
Per Share Data ($):
Net asset value,
beginning of period	10.27	18.93	16.96	14.26	12.86	11.41
Investment Operations:
Investment income (loss)—net	.03[a]	.09[a]	(.03)[a]	(.05)[a]	(.02)[a]	(.21)
Net realized and unrealized
gain (loss) on investments	.60	(8.75)	2.00	2.75	1.42	1.66
Total from Investment Operations	.63	(8.66)	1.97	2.70	1.40	1.45
Distributions:
Dividends from
investment income—net	(.01)	—	—	—	—	—
Net asset value, end of period	10.89	10.27	18.93	16.96	14.26	12.86
Total Return (%)	6.15[b]	(45.75)	11.62	18.93	10.89	12.71
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.33[c]	1.90	1.80	2.03	1.96	1.80
Ratio of net expenses
to average net assets	2.30[c]	1.40	1.72	1.98	1.91	1.77
Ratio of net investment income
(loss) to average net assets	.66[c]	.60	(.14)	(.38)	(.17)	(.13)
Portfolio Turnover Rate	90[b]	161	117	114	120	130
Net Assets, end of period
($ x 1,000)	26,571	26,151	56,943	54,158	53,184	61,038

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

Six Months Ended
June 30, 2009			Year Ended December 31,
Class I Shares	(Unaudited)	2008	2007[a]	2006	2005	2004
Per Share Data ($):
Net asset value,
beginning of period	10.62	19.60	17.54	14.69	13.13	11.60
Investment Operations:
Investment income (loss)—net	.04[b]	.10[b]	(.01)[b]	.01[b]	.05[b]	.03
Net realized and unrealized
gain (loss) on investments	.60	(9.08)	2.07	2.84	1.51	1.50
Total from Investment Operations	.64	(8.98)	2.06	2.85	1.56	1.53
Distributions:
Dividends from
investment income—net	(.01)	—	—	—	—	—
Net asset value, end of period	11.25	10.62	19.60	17.54	14.69	13.13
Total Return (%)	6.24[c]	(45.87)	11.75	19.40	11.88	13.19
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.29[d]	1.86	1.69	1.62	1.47	1.39
Ratio of net expenses
to average net assets	2.26[d]	1.36	1.60	1.58	1.44	1.37
Ratio of net investment income
(loss) to average net assets	.70[d]	.63	(.04)	.02	.35	.28
Portfolio Turnover Rate	90[c]	161	117	114	120	130
Net Assets, end of period
($ x 1,000)	795	823	1,389	2,337	1,701	24,665

a	Effective June 1, 2007, Class R shares were redesignated as Class I shares.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Global Growth Fund (the “fund”) is a separate diversified series of Dreyfus Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering five series, including the fund.The fund’s investment objective is to seek long-term growth of capital through investments in foreign and U.S. companies. Founders Asset Management LLC (“Founders”) serves as the fund’s investment adviser. Founders is an indirect, wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”).

MBSC Securities Corporation (the “Distributor”), the direct owner of Founders and a wholly-owned subsidiary of The Dreyfus Corporation (“Dreyfus”), an affiliate of Founders, is the distributor of the fund’s shares. The fund is authorized to issue up to 550 million shares of Common Stock, par value $.01 per share, in the following classes of shares: Class A, Class B, Class C, Class F and Class I. Class A shares are subject to a sales charge imposed at the time of purchase, although the shares may be purchased at net asset value (“NAV”) without a sales charge by certain categories of investors. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. The fund does not offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class F and Class I shares are sold at NAV per share. Class F shares are sold only to Class F grandfathered investors, and Class I shares are sold only to eligible institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class. Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Effective December 3, 2008, investments for new accounts were no longer permitted in Class T shares of the fund, except that participants in certain group retirement plans were able to open a new account in Class T shares of the fund, provided that the fund was established as an investment option under the plans before December 3, 2008. On February 4, 2009, the fund issued to each holder of its Class T shares, in exchange for said shares, Class A shares of the fund having an aggregate net asset value equal to the aggregate net asset value of the shareholder’s Class T shares. Subsequent investments in the fund’s Class A shares made by prior holders of the fund’s Class T shares who received Class A shares of the fund in exchange for their Class T shares are subject to the front-end sales load schedule that was in effect for Class T shares at the time of the exchange. Otherwise, all other Class A share attributes will be in effect. Effective as of the close of business on February 4, 2009, the fund no longer offers Class T shares.

Each class of the fund bears expenses incurred specifically on its behalf and, in addition, each class bears a portion of general expenses based on the relative net assets or the number of shareholder accounts of the class.The type of expense determines the allocation method.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sales price on the exchange or market where it is principally traded

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

or, in the case of a security traded on NASDAQ, at its official closing price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available.

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the fund’s assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales that day, the security is valued at the current closing bid price. NewYork closing exchange rates are used to convert foreign currencies to U.S. dollars.

A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company’s Board of Directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market.

Registered investment companies that are not traded on an exchange are valued at their NAV.

If market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value, securities will be valued at their fair value as determined in good faith by the Company’s Board of Directors or pursuant to procedures approved by the Board of Directors.These situations may include instances where an event occurs after the close of the market on which a security is traded but before the fund calculates its NAV, and it is determined that the event has materially affected the value of the security. Fair value of foreign equity securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts.

The fund adopted Statement of Financial Accounting Standards No. 157 “FairValue Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic	13,903,396	—	—	13,903,396
Equity Securities—
Foreign	13,997,168	—	—	13,997,168
Mutual Funds/ETFs	919,112	—	—	919,112
Other Financial
Instruments†	—	669	—	669
Liabilities ($)
Other Financial
Instruments†	—	(176)	—	(176)

† Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts.Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Foreign securities and currency transactions:The fund normally will invest a significant portion of its assets in foreign securities. In the event the fund executes a foreign security transaction, the fund may enter into a forward foreign currency exchange contract (“forward contract”) to settle the foreign security transaction. The fund could be exposed to risk if counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.The resultant foreign currency gain or loss from the contract is recorded as foreign currency gain or loss and is presented as such in the Statement of Operations.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

The accounting records of the fund are maintained in U.S. dollars.The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with net unrealized appreciation (depreciation) from investments and foreign currency transactions in the Statement of Operations.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on investments and foreign currency translation arises from changes in the values of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement withThe Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Founders, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. It is the fund’s policy that collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

certain money market mutual funds managed by Dreyfus, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended June 30, 2009,The Bank of New York Mellon earned $112 from lending fund portfolio securities pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by Founders or its affiliates are defined as “affiliated” in the Act.

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(f) Federal income taxes: No provision has been made for federal income taxes since it is the policy of the fund to continue to comply with the requirements of Subchapter M of the Code that are applicable to regulated investment companies and to make distributions of income and capital gains sufficient to relieve it from all income taxes.The fund is treated as a separate tax entity for federal income tax purposes.

As of and during the period ended June 30, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended December 31, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $43,910,453 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2008. If not applied, $14,296,069 of the carryover expires in fiscal 2009, $22,200,649 expires in fiscal 2010, $3,142,525 expires in fiscal 2011 and $4,271,210 expires in fiscal 2016.

NOTE 2—Bank Lines of Credit:

The Company had a line of credit arrangement (“LOC”) with State Street Bank and Trust Company until May 27, 2009, to be used for temporary or emergency purposes, primarily for financing redemption payments.The borrowings by each series of the Company were limited to the lesser of (a) $25 million, or (b) the lesser of 25% of the series’ total net assets or the maximum amount which the series is permitted to borrow pursuant to the prospectus, any law or any other agreement. Combined borrowings were subject to the $25 million cap on the total LOC. Each series agreed to pay annual fees and interest on the unpaid balance based on prevailing market rates as defined in the LOC.

Effective May 28, 2009, the fund participates with other Dreyfus-managed funds in a $145 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided byThe Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of Facility fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of the borrowing.

The average amount of borrowings outstanding under the LOC and Facilities during the period ended June 30, 2009, was approximately $600, with a related weighted average annualized interest rate of .33%.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 3—Investment Advisory Fee and Other Transactions With Affiliates:

(a) In accordance with an investment advisory agreement between the Company and Founders, the fund compensates Founders for its services as investment adviser by the payment of fees computed daily and paid monthly at the annual rate equal to a percentage of the average daily value of the fund’s net assets.The fee is 1% of the first $250 million of net assets, .80% of the next $250 million of net assets and .70% of net assets in excess of $500 million.

Effective June 1, 2009, Founders agreed to reduce its management fee for the fund to .825% of the first $250 million of net assets, .70% of the next $250 million of net assets, .625% of the next $250 million of net assets and .60% of net assets in excess of $750 million.

During the period ended June 30, 2009, the Distributor retained $20 from commissions earned on sales of the fund’s Class A shares and $80 from CDSCs on redemptions of the fund’s Class B shares.

(b) Under a Distribution Plan (the “Class B, C and T Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay and Class T shares paid the Distributor for distributing their shares at an annual rate of .75% of the value of the average daily net assets of Class B and Class C shares and .25% of the value of the average daily net assets of Class T shares. During the period ended June 30, 2009, Class B, Class C and ClassT shares were charged $400, $1,106 and $16, respectively, pursuant to the Class B, C and T Plan.

The fund also has adopted a Distribution Plan pursuant to Rule 12b-1 under the Act applicable to its Class F shares (the “Class F Plan”). Under the Class F Plan, the fund is authorized to reimburse the Distributor for expenses paid for distributing or servicing its Class F shares at an annual rate of up to .25% of the value of the average daily net assets of the fund’s Class F shares. During the period ended June 30, 2009, Class F shares were charged $9,481 pursuant to the Class F Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay and Class T shares paid the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended June 30, 2009, Class A, Class B, Class C and Class T shares were charged $1,209, $133, $369 and $16, respectively, pursuant to the Shareholder Services Plan.

The Company has a shareholder services agreement with the Distributor, whereby the fund has agreed to compensate the Distributor for providing certain shareholder servicing functions to holders of Class F shares. The fund paid the Distributor a monthly fee equal, on an annual basis, to $24.00 per Class F shareholder account considered to be an open account at any time during a given month. During the period ended June 30, 2009, Class F shares were charged $25,661 pursuant to this shareholder services agreement.

Dreyfus Transfer, Inc. (“DTI”), a wholly-owned subsidiary of Dreyfus, is the transfer and dividend disbursing agent for all of the fund’s share classes.The Distributor pays the transfer and dividend agent fees, other than out-of-pocket charges, for Class F only. During the period ended June 30, 2009, no fees were charged to Class F shares for out-of-pocket transfer agent charges.

The fees charged by DTI with respect to the fund’s Class A, Class B, Class C, Class I and Class T shares are paid by the fund.These transfer agency fees, including both the per account fees paid to DTI and out-of-pocket charges, during the period ended June 30, 2009 were $2,832.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates The Bank of NewYork Mellon under two cash management agreements for performing cash management services related to fund subscriptions and redemptions. During the period ended June 30, 2009, the fund was charged $3,701 pursuant to the cash management agreements. These fees were offset by earnings credits pursuant to the cash management agreements.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended June 30, 2009, the fund was charged $13,600 pursuant to the custody agreement.

The fund has agreed to compensate Dreyfus for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help.The fee is computed by applying the following rates, as applicable, to the domestic assets and foreign assets, with the proportions of domestic and foreign assets recalculated monthly, plus reasonable out-of-pocket expenses.

On Assets in	But Not
Excess of ($)	Exceeding ($)	Domestic Fee (%)	Foreign Fee (%)
0	500 million	.06	.10
500 million	1 billion	.04	.065
1 billion		.02	.02

Dreyfus has contractually agreed in writing to waive any fees received for these services to the extent they exceed its costs in providing the services and a reasonable allocation of the costs incurred by Founders and its affiliates related to the support and oversight of these services. During the period ended June 30, 2009, Dreyfus waived $779.

The components of “Due to Founders Asset Management LLC and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $19,744, Rule 12b-1 distribution plan fees $1,977, shareholder services plan fees $9,359, custodian fees $9,165, compliance support fees $3,667, transfer agency per account fees $681 and accounting fees $1,905.

(d) Annual retainer fees and attendance fees for the Company’s Board of Directors are allocated to each series of the Company based on net assets. During the period ended June 30, 2009, the fund paid $6,738 in directors’ fees. The Company’s Board of Directors has adopted a deferred compensation plan for Company directors that enables directors to elect to defer receipt of all or a portion of the annual compensation that they are entitled to receive from the Company. Under the plan, the compensation deferred is invested in shares of one or more of the Company’s series. The amount paid to the director under the plan will be determined based upon the performance of the selected series.The current value of these amounts is included in Other Assets and Directors’ Deferred Compensation in the Statement of Assets and Liabilities. Increases in the market value of the deferred compensation accounts are added to the Directors fees and expenses paid by the fund in the Directors fees and expenses in the Statement of Operations, and decreases in the market value of the accounts are subtracted from such fees. During the period ended June 30, 2009, appreciation in the value of the accounts totaled $13,751. The appreciation also is included in the net unrealized appreciation (depreciation) on investments in the Statement of Operations. Deferral of directors’ fees under the plan does not affect the net assets of the fund.

Certain officers of the Company are also officers and/or directors of Founders or its affiliates, which pay their compensation. However, the fund pays a portion of the cost of the services performed by the Company’s Chief Compliance Officer and her staff. During the period ended June 30, 2009, the fund was charged $3,667 for these services, which is included in miscellaneous expenses. The affairs of the fund, including services provided by Founders, are subject to the supervision and general oversight of the Company’s Board of Directors.

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended June 30, 2009, amounted to $23,889,035 and $25,235,739, respectively.

The fund adopted Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. All changes to accounting policies and disclosures have been made in accordance with FAS 161 and are incorporated for the current period as part of the disclosures within this Note.

During the period ended June 30, 2009, the average notional value of foreign exchange contracts was $118,602, which represented .44% of average net assets.

Forward Foreign Currency Exchange Contracts: The fund may enter into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strat-egy.When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund would incur a loss if the value of the contracts increases between the date the forward contracts are opened and the date the forward contracts are closed.The fund realizes a gain if the value of the contracts decreases between those dates. With respect to purchases of forward contracts, the fund would incur a loss if the value of the contracts decreases between the date the forward contracts are opened and the date the forward contracts are closed. The fund realizes a gain if the value of the contracts increases between those dates.The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.The following summarizes open forward contracts at June 30, 2009:

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Australian Dollar,
expiring 7/1/2009	90,772	72,972	73,126	154
British Pound,
expiring 7/2/2009	8,497	14,048	13,978	(70)
Swiss Franc,
expiring 7/2/2009	62,340	57,493	57,387	(106)
Sales:		Proceeds ($)
British Pound,
expiring 7/1/2009	27,628	45,669	45,448	221
Euro, expiring 7/2/2009	81,632	114,799	114,505	294
Gross Unrealized
Appreciation				669
Gross Unrealized
Depreciation				(176)

At June 30, 2009, accumulated net unrealized depreciation on investments was $665,115, consisting of $1,832,924 gross unrealized appreciation and $2,498,039 gross unrealized depreciation.

At June 30, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 5—Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of the financial statements.

At a meeting of the Board of Directors held on May 13, 2009, the Board approved, effective on or about September 1, 2009, the appointment of Dreyfus to replace Founders as the fund’s investment adviser. There will be no changes to the services to be provided to the fund as a result of the appointment of Dreyfus as the fund’s investment adviser. The reduced management fee schedule for the fund referred to in Note 3(a) will be continued by Dreyfus when it replaces Founders as the fund’s investment adviser.

FACTORS CONSIDERED IN APPROVING ADVISORY AGREEMENTS (Unaudited)

At a meeting of the board of directors of Dreyfus Funds, Inc. (the “Funds” and, in reference to any one of the Funds’ portfolios, a “Fund”) held on May 13,2009,the Funds’directors unanimously approved a new investment advisory agreement (the “New Management Agreement”) between each of the Funds and The Dreyfus Corporation (“Dreyfus”) for a term commencing on or about September 1, 2009 (the “Effective Date”) and ending April 4, 2010.

At their May 13, 2009 meeting, the Funds’ directors also unanimously approved the continuation of the Investment Advisory Agreement (the “Current Management Agreement”) between each of the Funds and Founders Asset Management LLC (“Founders”), the Funds’ current investment adviser, for a term ending on the earlier of the Effective Date or April 4, 2010. Founders is an indirect, wholly-owned subsidiary of Dreyfus, which is a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”).The board’s appointment of Dreyfus to replace Founders as the investment adviser to the Funds relates to a larger process currently underway at BNY Mellon to restructure and consolidate its mutual fund business within Dreyfus.

The board of directors of the Funds (“board”) is comprised entirely of individuals who have no affiliation with Founders or Dreyfus or any affiliates of Founders or Dreyfus (the “directors”).

Prior to the directors’ May 2009 meeting, Founders and Dreyfus had provided the directors with extensive materials related to the renewal of the Current Management Agreement and the approval of the New Management Agreement (collectively the “Agreements”), including performance and expense information for other investment companies with similar investment objectives to each Fund derived from data compiled by Lipper Inc., an independent third party (“Lipper”).

During their meeting, the directors discussed the proposed continuance of the Current Management Agreement and the approval of the New Management Agreement with senior management personnel of Founders and Dreyfus. At the conclusion of these discussions, the

The Fund 39

FACTORS CONSIDERED IN APPROVING ADVISORY AGREEMENTS (Unaudited) (continued)

directors and their independent counsel met in a private session at which no representatives of Founders or Dreyfus were present, to continue their discussion of the Agreements. In determining to continue the Current Management Agreement and to approve the New Management Agreement, the directors considered all factors which they believed to be relevant, including the following:

Nature, Extent and Quality of Services Provided by Founders and to be Provided by Founders and Dreyfus

The directors recognized that they have had the opportunity to evaluate the investment and non-investment related services which Founders and its affiliates have provided to the Funds primarily through their quarterly review of all of the operations of the Funds during Fund board and committee meetings held throughout the past months.At each such meeting, extensive discussions of Fund operations are held with senior management personnel of Founders and a large volume of documentation with respect to these operations is provided to and reviewed by the directors. Such discussions and documentation afford the directors the continual opportunity to evaluate the nature, extent, and quality of the services provided by Founders and its affiliates to the Funds.

The directors further recognized that under the New Management Agreement, the investment advisory and other services to be provided to the Funds by Dreyfus will be virtually identical to those provided by Founders, since there will be no change in the portfolio management of the Funds as a result of the new contractual arrangement.The directors noted that the terms and conditions of the New Management Agreement are substantially identical to the terms and conditions of the Current Management Agreement, except that the fee schedule for Dreyfus Global Growth Fund has been reduced in the New Management Agreement to reflect a fee waiver implemented by Founders on June 1, 2009.

The directors were satisfied that Founders is managing and Dreyfus will continue to manage the investment of the assets of the Funds in accordance with each Fund’s respective investment objective, policies and restrictions, subject to the directors’ overall supervision.

The directors considered that Founders provides and Dreyfus will continue to provide many non-investment related services to the Funds in fulfilling their respective responsibilities under the Agreements.

Following their discussion and review, the directors reached the following conclusions:

  That the breadth and quality of investment advisory and other ser- vices being provided to the Funds by Founders under the Current Management Agreement are satisfactory, as evidenced in part by the performance records of the Funds, to which the directors gave significant attention as indicated below; and
  That the breadth and quality of investment advisory and other services to be provided to the Funds by Dreyfus under the New Management Agreement are anticipated to be substantially identical to the investment advisory and other services provided to the Funds by Founders, since there will be no change in the portfolio manage- ment of the Funds as a result of the new contractual arrangement;
  That the directors are satisfied with the portfolio management and trading services that have been and will continue to be provided to the Funds by Founders as the Funds’ current investment adviser and that will continue to be provided to the Funds by Dreyfus under the New Management Agreement; the directors also recognize that Founders or its affiliates have provided, and that Dreyfus and its affiliates will con- tinue to provide, the highest quality accounting, compliance and regulatory, administrative, underwriting, custody, shareholder, transfer agent and cash management services to the Funds, while charging fair, reasonable and competitive fees.

Investment Performance

On a quarterly basis, the directors hold meetings with representatives of the portfolio management team for each Fund (usually a portfolio manager), during which each representative reviews, among other items, performance information, attribution analyses, and the portfolio manager’s investment outlook. The directors also receive written monthly and quarterly performance information for each Fund.The

The Fund 41

FACTORS CONSIDERED IN APPROVING ADVISORY AGREEMENTS (Unaudited) (continued)

written quarterly reports include comparisons of each Fund’s performance with its respective Lipper category and one or more benchmark indexes for the most recent quarter and one-, three-, five-, and ten-year periods, as well as for the portfolio manager’s tenure.

In conjunction with their consideration of renewal of the Current Management Agreement and the approval of the New Management Agreement, the directors received more detailed performance reports about each Fund from Lipper. These reports compared each Fund’s performance to both a relatively small group of similar funds selected by Lipper (the “Lipper performance group”), as well as to all funds in the applicable Lipper category (the “Lipper performance universe”).

The performance of Global Growth Fund’s Class F shares placed in the fourth quintile of its Lipper performance group and in the third quin-tile of its Lipper global multi-cap growth fund performance universe for the one-year period ended December 31, 2008, placed in the fifth quintile of its Lipper performance group for the three-year period ended December 31, 2008, and placed in the third and fourth quin-tiles, respectively, of its Lipper performance universe for the three- and five-year periods ended December 31, 2008.The Fund’s Class F shares underperformed the MSCIWorld Index and the MSCIWorld Growth Index for the one,- three- and five-year periods ended March 31, 2009.The directors recognized that Founders had changed the portfolio managers of the domestic portion of the portfolio of the Fund in January 2009.The directors were hopeful that this change will improve the Fund’s relative and absolute performance results. The directors stressed the importance to Founders and to Dreyfus of the need to continue to seek to improve the Fund’s performance record.

After consideration of all relevant information and data, the directors concluded that each Fund and its shareholders would continue to benefit from Founders’ and, thereafter, Dreyfus’s investment management of the Fund.The directors further determined:

  That although certain of the Funds have experienced performance difficulties, Founders has focused its efforts upon improving the per- formance records of the Funds and Founders and, thereafter, Dreyfus will continue to seek improvement; and
  That the materials provided by Lipper demonstrated that most of the Funds maintained satisfactory performance quintile rankings in their respective comparison universes, with four of five Funds placing in the third quintile of their respective Lipper performance universes for the three-year period ended December 31, 2008, and three of five Funds placing in the top three quintiles of their respective Lipper performance universes for the one-year period ended December 31, 2008; in 2008, one of the Funds placed in the top quintile of its respective Lipper performance group and universe.

Costs of the Services to be Provided and Profits to be Realized by Founders, Dreyfus, and Their Affiliates from Founders’ and Dreyfus’s Relationships With the Funds

The directors recognized that on a semiannual basis, they received information with respect to the Funds’ expenses. The directors carefully reviewed and discussed the expense ratios for the Class F shares of each Fund at the meetings at which these reports were presented.

In conjunction with their consideration of renewal of the Funds’Current Management Agreement, the approval of the New Management Agreement with Dreyfus, and the renewal of other service arrangements, the directors received detailed information from Lipper which compared each Fund’s management fees and other expenses with those of a group of similar funds selected by Lipper (the “Lipper expense group”), as well as summary information comparing each Fund’s management fees and expenses with those of the funds in its Lipper performance universe with load structures similar to that of the Funds (the “Lipper expense universe”).

The Fund 43

FACTORS CONSIDERED IN APPROVING ADVISORY AGREEMENTS (Unaudited) (continued)

The directors noted that for the period ended December 31, 2008, Global Growth Fund’s management fees ranked in the fourth quintile of its Lipper expense group, with the Fund’s fees the seventh lowest of 10 “peer funds.” The Fund’s contractual management fees at a common asset level were determined by Lipper to be lower than four of the 10 funds in its group. The Fund’s management fees were in the fourth quintile of its Lipper expense universe. The directors further recognized that effective June 1, 2009, Founders agreed to reduce its management fee for the Fund from 1.00% to 0.825% of the Fund’s average daily net assets. Additional fee reductions would apply if the Fund’s assets exceed $250 million. This reduced fee schedule also is contained in the New Management Agreement with Dreyfus.

The directors also considered information provided by Lipper with respect to the profitability of the investment management activities conducted by a number of publicly-held corporations, and were provided with extensive materials with respect to the profitability derived by Founders from providing investment advisory services to the Funds as a group and to each Fund individually.

The directors also received and reviewed an analysis of estimated profitability to Dreyfus from providing services to the Funds under the New Management Agreement.

The directors further considered certain indirect benefits received by Founders and its affiliates and to be received by Dreyfus and its affiliates as a result of having Founders and, thereafter, Dreyfus provide investment advisory services to the Funds.These included the following:

  Since Founders sub-advises and Dreyfus will sub-advise a non-Fund account in a style that is similar to that used for one of the Funds, and employees of Founders manage, and employees of Dreyfus will manage, other non-Fund accounts in their capacities as employees of their affiliates, Founders, Dreyfus, and their affiliates realize, and will realize, efficiencies in performing the portfolio management, trading and operational functions related to those non-Fund accounts;

  The Funds’ brokerage transactions may be executed with brokers that provide research and brokerage services to Founders, Dreyfus, and their affiliates.These research and brokerage services may be useful to Founders, Dreyfus, and their affiliates in providing investment advi- sory services to any of the clients they advise, including the Funds; and
  Affiliates of Founders and Dreyfus receive and will continue to receive various fees for providing accounting, underwriting, shareholder, transfer agency, custody and cash management services to the Funds.

Founders also sub-advises one other mutual fund, and Dreyfus manages several mutual funds, that are in the same Lipper categories as a number of the Funds. The directors considered information concerning these accounts that was provided by Founders and Dreyfus.

After deliberation and discussion of Fund fees and expenses, the directors determined:

  That upon review of the advisory fee structures of the Funds in comparison with the competitive expense groups and expense uni- verses selected by Lipper, the levels of investment advisory fees paid by the Funds to Founders and to be paid by the Funds to Dreyfus were deemed to be competitive;
  That the expense ratios of the Funds are competitive and that Founders continually reviews and Dreyfus will continually review each Fund’s total expense ratio in an effort to maintain Fund expense ratios at competitive levels; and
  That the comparative fee and expense information included in the materials provided by Lipper supports the determination that the advisory and other fees payable and to be payable by the Funds to Founders, Dreyfus and their affiliates are fair and reasonable and are essentially fees which would be similar to those that would have resulted solely from “arm’s-length” bargaining.

The Fund 45

FACTORS CONSIDERED IN APPROVING ADVISORY AGREEMENTS (Unaudited) (continued)

With respect to the profitability of Founders and Dreyfus, the directors reviewed the adviser profitability analysis provided by Lipper, which demonstrated that Founders’ 2008 profitability from providing management services to the Funds under the Current Management Agreement, and the estimated profitability to Dreyfus from providing services to the Funds under the New Management Agreement, were both reasonable in comparison to the entities included in the Lipper analysis.

The directors were also advised by independent counsel of the profitability percentage ranges which court cases have found acceptable and determined that Founders’ profitability percentage and Dreyfus’s estimated profitability percentage for providing management services to the Funds were reasonable.

The directors concluded that Founders’ profits from providing management services to the Funds and Dreyfus’s estimated profitability to be derived from providing such services were reasonable in relationship to the overall services which Founders provides and Dreyfus will provide.

Economies of Scale

The directors reviewed information provided by Founders and Dreyfus which summarized the extent, if any, that Founders, Dreyfus and the Funds would achieve certain economies of scale if the assets of the Funds were to increase.

After review and discussion, the directors considered the extent to which economies of scale and common management are shared with each Fund, including the economies that would be realized from the growth of each Fund’s assets. After such consideration, the directors determined that all of the Funds have structured breakpoints in their advisory fees, which result in fee reductions as the assets of each Fund reach defined levels, and that such fee reductions, when implemented, would benefit all of the applicable Fund’s shareholders through decreases in the Fund’s expense ratio.

Dedication to Regulatory Requirements and Restrictions

An important factor in the directors’ consideration of renewal of the Current Management Agreement with Founders and the approval of the New Management Agreement with Dreyfus included the directors’ recognition of the dedication by Founders and Dreyfus of stringent adherence to regulatory requirements and restrictions. The directors determined that Founders and Dreyfus are dedicated to compliance with all applicable rules and regulations and that the systems of controls which are in place to ensure that the service providers to the Funds, including Founders and Dreyfus, and the Funds themselves, maintain and will continue to maintain strict adherence to the law are excellent.

Overall Conclusions

The directors determined that they are satisfied with the performance of the Funds and with the quality of the advisory and other services being provided by Founders and those to be provided by Dreyfus and their respective affiliates to the Funds. The directors recognized that efforts are being and will continue to be made to improve each Fund’s performance and to maintain Fund expense ratios at reasonable and competitive levels.

The directors concluded that continuation of the Current Management Agreement between each Fund and Founders,which would enable each Fund to continue to receive investment advisory services from Founders, is in the best interests of each Fund and its shareholders, the services to be performed under the Current Management Agreement are services required for the operations of the Funds, Founders has provided satisfactory investment management services to the Funds in the past, and the fees for the management services which Founders will perform will be fair and reasonable and within the range of what would have been negotiated at arm’s length in light of the circumstances.

The Fund 47

FACTORS CONSIDERED IN APPROVING ADVISORY AGREEMENTS (Unaudited) (continued)

The directors further concluded that the approval of the New Management Agreement between each Fund and Dreyfus is in the best interests of each Fund and its shareholders, the services to be performed under the New Management Agreement are services required for the operations of the Funds, the terms and conditions of the New Management Agreement will be substantially identical to the terms and conditions of the Current Management Agreement (with the exception of the reduction in Dreyfus Global Growth Fund’s fee schedule, discussed above), the individuals who are providing portfolio management services to the Funds under the Current Management Agreement immediately prior to the effectiveness of the New Management Agreement will continue to perform those services immediately following the effectiveness of the Agreement, and the fees for the advisory services which Dreyfus will perform will be fair and reasonable and within the range of what would have been negotiated at arm’s length in light of the circumstances.

Dreyfus

Mid-Cap Growth Fund

SEMIANNUAL REPORT June 30, 2009

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus, Founders or any other person in our organization. Any such views are subject to change at any time based upon market or other conditions and we disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
14	Financial Highlights
19	Notes to Financial Statements
31	Factors Considered in Approving Advisory Agreements
FOR MORE INFORMATION
Back Cover

Dreyfus Mid-Cap Growth Fund

The Fund

A LETTER FROM THE CHAIRMAN Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Mid-Cap Growth Fund, covering the six-month period from January 1, 2009, through June 30, 2009.

The severe recession and banking crisis that dominated the financial markets at the start of 2009 appear to have moderated as of mid-year. Previously frozen credit markets have thawed, giving businesses access to the capital they need to grow. After reaching multi-year lows in early March, equities staged an impressive rally, enabling most major stock market indices to end the six-month reporting period close to where they began.While the U.S. economy remains weak overall, we have seen encouraging evidence of potential recovery, including a recovering housing market and improvements within certain manufacturing sectors. Meanwhile, inflation has remained tame in the face of high unemployment and unused manufacturing capacity.

Although these developments give us reasons for optimism, we remain cautious due to the speed and magnitude of the stock market’s 2009 rebound. Indeed, the market’s advance was led mainly by lower-quality stocks when investors developed renewed appetites for risk. We would prefer to see a steadier rise in stock prices supported by more concrete economic data, as the rapid rise increases the possibility that profit-taking could move the market lower. In uncertain markets such as this one, even the most seasoned investors can benefit from professional counsel. To determine how your investments should be positioned for the challenges and opportunities that lie ahead, we continue to stress that you talk regularly with your financial advisor.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the Portfolio Manager.

Thank you for your continued confidence and support.

J. David Officer Chairman, President and Chief Executive Officer Founders Asset Management LLC July 15, 2009

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2009, through June 30, 2009, as provided by Fred A. Kuehndorf, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended June 30, 2009, Dreyfus Mid-Cap Growth Fund’s Class A shares produced a total return of 5.36%, Class B shares returned 4.73%, Class C shares returned 5.14%, Class F shares produced a total return of 5.52% and Class I shares returned 5.56%.1 In comparison, the fund’s benchmark, the Russell Midcap Growth Index (the “Index”), produced a total return of 16.61% for the same period.2

Heightened risk aversion among investors at the beginning of the reporting period gave way to greater optimism in the spring, fueling a sustained market rebound. The fund trailed its benchmark, primarily due to underexposure to many of the benchmark’s lower-quality stocks that led the market’s advance.

On January 6, 2009, Fred A. Kuehndorf assumed portfolio management responsibilities for the fund.For more information about Mr.Kuehndorf, please see the fund’s prospectus or talk to your financial advisor.

The Fund’s Investment Approach

The fund seeks capital appreciation by emphasizing investments in equity securities of midcap companies with favorable growth prospects.The fund will normally invest at least 80% of its net assets in equity securities of companies within the market capitalization range of companies comprising the Russell Midcap Growth Index.The fund also may invest in larger or smaller companies if they represent better prospects for capital appreciation.We look for companies whose fundamental strengths suggest the potential for superior earnings growth over time. We go beyond Wall Street analysis and perform intensive qualitative and quantitative in-house research to determine whether companies meet our investment criteria.

Investor Anxiety Gave Way to a Significant Rally

The year 2009 opened in the midst of a deep and prolonged recession stemming from rising unemployment, plummeting housing values and

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

depressed consumer sentiment.The economic downturn was intensified by a financial crisis that nearly led to the collapse of the global banking system. Consequently, investors continued to flock to the stocks of traditionally defensive companies and industry groups early in the year. However, in early March, evidence of stabilization in global credit markets buoyed investor sentiment, as did early signs that massive intervention by government and monetary authorities had helped to slow the rate of economic decline. Bargain-hunting investors regained their appetites for risk, and they began to favor the lower-quality, beaten-down stocks they previously had avoided.

A High-Quality Bias Hampered Fund Performance

The fund underperformed its benchmark over the first three months of 2009, and the subsequent market rebound left the fund further behind. The rally was led by lower-quality stocks, including some whose market capitalizations had fallen below the midcap range. Because many of the benchmark’s stronger performers did not meet our investment criteria, the fund’s results trailed its benchmark in this environment.

The traditionally defensive health care sector suffered during the reporting period due in part to uncertainty surrounding government health care reform proposals, reduced capital spending by hospitals and slower spending by cash-strapped consumers. In light of these head-winds, the fund’s health care holdings weighed on its performance. Biopharmaceutical manufacturer BioMarin Pharmaceutical reported a product development setback, patient monitoring equipment provider Masimo declined during the reporting period, and a pull-back in the stock price of drug developer Shire hurt the fund’s results compared to its benchmark. All three positions have been sold out of the fund.

Disappointments in the consumer discretionary sector included a position in apparel manufacturer Gildan Activewear, which fell amid slowing demand for its products, and subsequently was sold. Recreational vehicle manufacturer Polaris Industries was also sold out of the fund due to a sharp reduction in the company’s earnings expectations due to a difficult consumer spending environment.The fund’s inability to own some of the smaller stocks in the materials sector, a limitation set by our investment approach, hindered the fund’s relative results, as some smaller metals-and-mining companies benefited from rising demand for construction materials in the emerging markets.

4

The fund’s performance was buoyed by an overweighted allocation to energy. Southwestern Energy, a company focused on natural gas exploration and production, and oil services providers Weatherford International and Cameron International performed well in a period of rising oil prices. In the information technology sector, Internet search provider Baidu and online gaming distributor Shanda Interactive Entertainment fared well amid strong demand for their products.

Volatile Market Allowed for Fund Improvements

Investors’ preference for lower-quality stocks during the reporting period prevented the fund from participating fully in the market rally. Still, we remain comfortable with the fund’s investments, as we attempted during the bear market to upgrade the fund’s composition through purchases of higher-quality companies at discounted prices. Some of these new purchases had previously been too richly valued for our investment criteria. Conversely, we have found relatively few opportunities in the energy sector, where stocks appear more richly valued.

We believe that the second half of 2009 may see more progress in the stabilization of the financial markets and global economy.As the investment environment improves, we believe the fund is well positioned to benefit as investors return their focus to companies with strong underlying business fundamentals and the potential for long-term growth.

July 15, 2009

Midsize companies carry additional risks because their earnings and revenues tend to be less predictable and their share prices more volatile than those of larger, more established companies. The shares of midsize companies tend to trade less frequently than those of larger, more established companies.
1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2	SOURCE: LIPPER INC. — The Russell Midcap Growth Index measures the performance of the 800 smallest companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values.The total return figure cited for this index assumes change in security prices and reinvestment of dividends, but does not reflect the costs of managing a mutual
fund.The Russell 1000 Index measures the performance of the largest 1,000 publicly traded
U.S. companies.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial advisor.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Mid-Cap Growth Fund from January 1, 2009 to June 30, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.To estimate the expenses you paid on your account over this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the results by the number in the Expenses paid per $1,000 line for the class of shares you own.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended June 30, 2009

	Class A	Class B	Class C	Class F	Class I
Expenses paid per $1,000†	$ 9.22	$ 14.01	$ 13.63	$ 6.88	$ 7.75
Ending value (after expenses)	$1,053.60	$1,047.30	$1,051.40	$1,055.20	$1,055.60

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended June 30, 2009

	Class A	Class B	Class C	Class F	Class I
Expenses paid per $1,000†	$ 9.05	$ 13.76	$ 13.37	$ 6.76	$ 7.60
Ending value (after expenses)	$1,015.82	$1,011.11	$1,011.50	$1,018.10	$1,017.26

† Expenses are equal to the fund’s annualized expense ratio of 1.81% for Class A shares, 2.76% for Class B shares,
2.68% for Class C shares, 1.35% for Class F shares and 1.52% for Class I shares; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS June 30, 2009 (Unaudited)

Common Stocks—98.5%	Shares	Value ($)
Consumer Discretionary—24.4%
Advance Auto Parts	58,000	2,406,420
Aeropostale	71,000 [a,b]	2,433,170
Chipotle Mexican Grill, Cl. A	27,680 [a,b]	2,214,400
DeVry	45,000	2,251,800
Family Dollar Stores	77,000	2,179,100
GameStop, Cl. A	112,000 [a,b]	2,465,120
Guess?	40,000	1,031,200
Kohl’s	57,000 [b]	2,436,750
NetFlix	65,000 [a,b]	2,687,100
Priceline.com	30,000 [a,b]	3,346,500
TJX Cos.	61,000	1,919,060
Yum! Brands	81,000	2,700,540
		28,071,160
Consumer Staples—3.8%
Bed Bath & Beyond	65,000 [b]	1,998,750
Clorox	11,000	614,130
Hansen Natural	58,500 [b]	1,802,970
		4,415,850
Energy—10.3%
Cameron International	57,000 [a,b]	1,613,100
Consol Energy	80,000	2,716,800
Noble	87,000	2,631,750
Southwestern Energy	75,000 [b]	2,913,750
Weatherford International	100,000 [b]	1,956,000
		11,831,400
Financial—1.2%
Hudson City Bancorp	100,000	1,329,000
Health Care—14.4%
Alexion Pharmaceuticals	64,500 [a,b]	2,652,240
Allergan	21,000	999,180
AmerisourceBergen	134,000	2,377,160
Cephalon	15,000 [a,b]	849,750
Illumina	66,000 [a,b]	2,570,040

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Health Care (continued)
Mead Johnson Nutrition, Cl. A	71,000	2,255,670
St. Jude Medical	65,500 [b]	2,692,050
Varian Medical Systems	62,700 [a,b]	2,203,278
		16,599,368
Industrials—17.7%
Alliant Techsystems	28,000 [a,b]	2,306,080
C.H. Robinson Worldwide	56,000 [a]	2,920,400
Cummins	43,000	1,514,030
Diamond Offshore Drilling	32,000 [a]	2,657,600
First Solar	12,300 [a,b]	1,994,076
Flowserve	50,000 [a]	3,490,500
FTI Consulting	14,801 [b]	750,707
Jacobs Engineering Group	33,000 [a,b]	1,388,970
Joy Global	30,000 [a]	1,071,600
Stericycle	45,000 [a,b]	2,318,850
		20,412,813
Information Technology—24.1%
Akamai Technologies	191,000 [a,b]	3,663,380
Baidu, ADR	10,000 [a,b]	3,010,900
BMC Software	110,000 [b]	3,716,900
Broadcom, Cl. A	50,000 [a,b]	1,239,500
Dolby Laboratories, Cl. A	100,000 [a,b]	3,728,000
FactSet Research Systems	38,000 [a]	1,895,060
FLIR Systems	90,000 [a,b]	2,030,400
Juniper Networks	68,000 [b]	1,604,800
MasterCard, Cl. A	11,000	1,840,410
McAfee	56,000 [b]	2,362,640
Shanda Interactive Entertainment, ADR	52,000 [a,b]	2,719,080
		27,811,070
Telecommunication Services—2.6%
American Tower, Cl. A	62,000 [b]	1,954,860
Metropcs Communications	81,000 [a,b]	1,078,110
		3,032,970
Total Common Stocks
(cost $118,795,536)		113,503,631

8

Other Investment—1.5%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,703,000)	1,703,000 [c]	1,703,000

Investment of Cash Collateral
for Securities Loaned—31.7%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $36,548,311)	36,548,311 [c]	36,548,311

Total Investments (cost $157,046,847)	131.7%	151,754,942
Liabilities, Less Cash and Receivables	(31.7%)	(36,483,095)
Net Assets	100.0%	115,271,847

ADR—American Depository Receipts

a All or a portion of these securities are on loan. At June 30, 2009, the total market value of the fund’s securities on loan is $35,346,332 and the total market value of the collateral held by the fund is $36,605,391, consisting of cash collateral of $36,548,311 and U.S. Government and agency securities valued at $57,080.
b Non-income producing security.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Money Market Investments	33.2	Energy	10.3
Consumer Discretionary	24.4	Consumer Staples	3.8
Information Technology	24.1	Telecommunication Services	2.6
Industrials	17.7	Financial	1.2
Health Care	14.4		131.7

† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES June 30, 2009 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $35,346,332)—Note 1(c):
Unaffiliated issuers	118,795,536	113,503,631
Affiliated issuers	38,251,311	38,251,311
Cash		60,228
Receivable for investment securities sold		298,937
Dividends and interest receivable		69,828
Receivable for shares of Common Stock subscribed		26,772
Other assets		28,109
Prepaid expenses		51,823
		152,290,639
Liabilities ($):
Due to Founders Asset Management LLC and affiliates—Note 3(c)		129,776
Liability for securities on loan—Note 1(c)		36,548,311
Payable for shares of Common Stock redeemed		170,466
Directors’ deferred compensation		28,109
Accrued expenses		142,130
		37,018,792
Net Assets ($)		115,271,847
Composition of Net Assets ($):
Paid-in capital		218,651,040
Accumulated Investment (loss) net		(464,674)
Accumulated net realized gain (loss) on investments		(97,624,085)
Accumulated net unrealized appreciation
(depreciation) on investments		(5,290,434)
Net Assets ($)		115,271,847

Net Asset Value Per Share
	Class A	Class B	Class C	Class F	Class I
Net Assets ($)	27,324,630	574,190	12,063,203	71,739,224	3,570,600
Shares Outstanding	8,168,786	185,296	3,931,706	20,860,047	1,044,435
Net Asset Value
Per Share ($)	3.35	3.10	3.07	3.44	3.42

See notes to financial statements.

10

STATEMENT OF OPERATIONS Six Months Ended June 30, 2009 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	426,253
Affiliated issuers	2,025
Income from securities lending	55,097
Total Income	483,375
Expenses:
Investment advisory fee—Note 3(a)	467,354
Shareholder servicing costs—Note 3(c)	169,392
Distribution fees—Note 3(b)	90,358
Accounting fees—Note 3(c)	49,285
Registration fees	38,425
Directors’ fees and expenses—Note 3(d)	32,749
Professional fees	29,784
Prospectus and shareholders’ reports	10,343
Loan commitment fees—Note 2	2,823
Custodian fees—Note 3(c)	1,807
Interest expense—Note 2	147
Miscellaneous	48,119
Total Expenses	940,586
Less—reduction in fees due to
earnings credits—Note 1(c)	(10,767)
Net Expenses	929,819
Investment (Loss)—Net	(446,444)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(43,310,453)
Net unrealized appreciation (depreciation) on investments	49,252,497
Net Realized and Unrealized Gain (Loss) on Investments	5,942,044
Net Increase in Net Assets Resulting from Operations	5,495,600

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)[a]	December 31, 2008
Operations ($):
Investment (loss)—net	(446,444)	(2,006,279)
Net realized gain (loss) on investments	(43,310,453)	(52,967,467)
Net unrealized appreciation
(depreciation) on investments	49,252,497	(83,838,100)
Net Increase (Decrease) in Net Assets
Resulting from Operations	5,495,600	(138,811,846)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	4,073,596	21,794,218
Class B Shares	2,998	202,260
Class C Shares	324,151	3,955,723
Class F Shares	945,349	7,053,772
Class I Shares	387,444	3,738,726
Class T Shares	18,200	1,486,187
Cost of shares redeemed:
Class A Shares	(7,529,650)	(54,213,274)
Class B Shares	(176,567)	(821,032)
Class C Shares	(2,760,421)	(16,403,399)
Class F Shares	(8,040,560)	(33,815,076)
Class I Shares	(857,737)	(5,995,031)
Class T Shares	(972,785)	(404,666)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(14,585,982)	(73,421,592)
Total Increase (Decrease) in Net Assets	(9,090,382)	(212,233,438)
Net Assets ($):
Beginning of Period	124,362,229	336,595,667
End of Period	115,271,847	124,362,229
Accumulated investment (loss)—net	(464,674)	(18,230)

12

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)[a]	December 31, 2008
Capital Share Transactions:
Class Ab,c
Shares sold	1,312,570	4,209,002
Shares redeemed	(2,445,575)	(10,399,995)
Net Increase (Decrease) in Shares Outstanding	(1,133,005)	(6,190,993)
Class Bb
Shares sold	1,177	37,586
Shares redeemed	(62,573)	(164,270)
Net Increase (Decrease) in Shares Outstanding	(61,396)	(126,684)
Class C
Shares sold	108,390	804,987
Shares redeemed	(974,826)	(3,521,470)
Net Increase (Decrease) in Shares Outstanding	(866,436)	(2,716,483)
Class F
Shares sold	294,832	1,317,273
Shares redeemed	(2,533,734)	(6,583,095)
Net Increase (Decrease) in Shares Outstanding	(2,238,902)	(5,265,822)
Class I
Shares sold	121,870	679,251
Shares redeemed	(265,665)	(1,096,466)
Net Increase (Decrease) in Shares Outstanding	(143,795)	(417,215)
Class Tc
Shares sold	6,416	317,418
Shares redeemed	(346,191)	(86,423)
Net Increase (Decrease) in Shares Outstanding	(339,775)	230,995

a Effective as of the close of business on February 4, 2009, the fund no longer offers Class T shares.
b During the period ended June 30, 2009, 8,141 Class B shares representing $24,533 were automatically converted to 7,566 Class A shares and during the period ended December 31, 2008, 57,149 Class B shares representing
$299,563 were automatically converted to 53,476 Class A shares.
c On the close of business on February 4, 2009, 335,018 Class T shares representing $941,401 were automatically converted to 311,722 Class A shares.

See notes to financial statements

The Fund 13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2009			Year Ended December 31,
Class A Shares	(Unaudited)	2008	2007	2006	2005	2004
Per Share Data ($):
Net asset value,
beginning of period	3.17	6.28	5.80	4.68	4.15	3.52
Investment Operations:
Investment (loss)—net	(.02)[a]	(.05)[a]	(.02)[a]	(.04)[a]	(.05)	(.03)
Net realized and unrealized
gain (loss) on investments	.20	(3.06)	.76	1.16	.58	.66
Total from Investment Operations	.18	(3.11)	.74	1.12	.53	.63
Distributions:
Dividends from net realized
gain on investments	—	—	(.26)	—	—	—
Net asset value, end of period	3.35	3.17	6.28	5.80	4.68	4.15
Total Return (%)[b]	5.36[c]	(49.52)	12.77	23.93	12.77	17.90
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.83[d]	1.45	1.43	1.40	1.58	1.54
Ratio of net expenses
to average net assets	1.81[d]	1.44	1.43[e]	1.39	1.55	1.53
Ratio of net investment (loss)
to average net assets	(.97)[d]	(.89)	(.32)	(.68)	(.92)	(1.07)
Portfolio Turnover Rate	51[c]	119	165	104	211	147
Net Assets, end of period
($ x 1,000)	27,325	29,525	97,331	21,146	1,656	1,546

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

14

Six Months Ended
June 30, 2009			Year Ended December 31,
Class B Shares	(Unaudited)	2008	2007	2006	2005	2004
Per Share Data ($):
Net asset value,
beginning of period	2.96	5.89	5.50	4.48	4.01	3.43
Investment Operations:
Investment (loss)—net	(.03)[a]	(.08)[a]	(.06)[a]	(.08)[a]	(.09)	(.07)
Net realized and unrealized
gain (loss) on investments	.17	(2.85)	.71	1.10	.56	.65
Total from Investment Operations	.14	(2.93)	.65	1.02	.47	.58
Distributions:
Dividends from net realized
gain on investments	—	—	(.26)	—	—	—
Net asset value, end of period	3.10	2.96	5.89	5.50	4.48	4.01
Total Return (%)[b]	4.73[c]	(49.75)	11.84	22.77	11.72	16.91
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.78[d]	2.21	2.26	2.29	2.43	2.37
Ratio of net expenses
to average net assets	2.76[d]	2.20	2.26[e]	2.29	2.41	2.37
Ratio of net investment (loss)
to average net assets	(1.92)[d]	(1.66)	(1.02)	(1.60)	(1.78)	(1.90)
Portfolio Turnover Rate	51[c]	119	165	104	211	147
Net Assets, end of period
($ x 1,000)	574	729	2,200	1,929	1,886	1,823

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
June 30, 2009			Year Ended December 31,
Class C Shares	(Unaudited)	2008	2007	2006	2005	2004
Per Share Data ($):
Net asset value,
beginning of period	2.92	5.83	5.44	4.42	3.96	3.38
Investment Operations:
Investment (loss)—net	(.03)[a]	(.08)[a]	(.06)[a]	(.06)[a]	(.02)	(.06)[a]
Net realized and unrealized
gain (loss) on investments	.18	(2.83)	.71	1.08	.48	.64
Total from Investment Operations	.15	(2.91)	.65	1.02	.46	.58
Distributions:
Dividends from net realized
gain on investments	—	—	(.26)	—	—	—
Net asset value, end of period	3.07	2.92	5.83	5.44	4.42	3.96
Total Return (%)[b]	5.14[c]	(49.91)	11.96	23.08	11.62	17.16
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.70[d]	2.20	2.13	2.19	2.35	2.32
Ratio of net expenses
to average net assets	2.68[d]	2.19	2.13[e]	2.18	2.32	2.31
Ratio of net investment (loss)
to average net assets	(1.84)[d]	(1.65)	(1.04)	(1.27)	(1.69)	(1.83)
Portfolio Turnover Rate	51[c]	119	165	104	211	147
Net Assets, end of period
($ x 1,000)	12,063	14,033	43,825	9,641	550	428

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

16

Six Months Ended
June 30, 2009			Year Ended December 31,
Class F Shares	(Unaudited)	2008	2007	2006	2005	2004
Per Share Data ($):
Net asset value,
beginning of period	3.26	6.43	5.92	4.78	4.24	3.58
Investment Operations:
Investment (loss)—net	(.01)[a]	(.04)[a]	(.00)[a,b]	(.03)[a]	(.12)	(.03)
Net realized and unrealized
gain (loss) on investments	.19	(3.13)	.77	1.17	.66	.69
Total from Investment Operations	.18	(3.17)	.77	1.14	.54	.66
Distributions:
Dividends from net realized
gain on investments	—	—	(.26)	—	—	—
Net asset value, end of period	3.44	3.26	6.43	5.92	4.78	4.24
Total Return (%)	5.52[c]	(49.30)	13.03	23.85	12.74	18.44
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.37[d]	1.23	1.30	1.33	1.41	1.33
Ratio of net expenses
to average net assets	1.35[d]	1.22	1.30[e]	1.33	1.39	1.33
Ratio of net investment (loss)
to average net assets	(.51)[d]	(.69)	(.03)	(.62)	(.77)	(.87)
Portfolio Turnover Rate	51[c]	119	165	104	211	147
Net Assets, end of period
($ x 1,000)	71,739	75,224	182,336 147,410		110,170	119,273

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
June 30, 2009			Year Ended December 31,
Class I Shares	(Unaudited)	2008	2007[a]	2006	2005	2004
Per Share Data ($):
Net asset value,
beginning of period	3.24	6.39	5.88	4.73	4.19	3.56
Investment Operations:
Investment income (loss)—net	(.01)[b]	(.03)[b]	.00[b,c]	(.02)[b]	(.02)	(.04)
Net realized and unrealized
gain (loss) on investments	.19	(3.12)	.77	1.17	.56	.67
Total from Investment Operations	.18	(3.15)	.77	1.15	.54	.63
Distributions:
Dividends from net realized
gain on investments	—	—	(.26)	—	—	—
Net asset value, end of period	3.42	3.24	6.39	5.88	4.73	4.19
Total Return (%)	5.56[d]	(49.30)	13.11	24.31	12.89	17.70
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.54[e]	1.20	1.12	1.14	1.38	1.48
Ratio of net expenses
to average net assets	1.52[e]	1.19	1.11	1.12	1.34	1.48
Ratio of net investment income
(loss) to average net assets	(.68)[e]	(.65)	.06	(.28)	(.70)	(1.03)
Portfolio Turnover Rate	51[d]	119	165	104	211	147
Net Assets, end of period
($ x 1,000)	3,571	3,849	10,266	4,279	297	71

a	Effective June 1, 2007, Class R shares were redesignated as Class I shares.
b	Based on average shares outstanding at each month end.
c	Amount represents less than $.01 per share.
d	Not annualized.
e	Annualized.

See notes to financial statements.

18

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Mid-Cap Growth Fund (the “fund”) is a separate diversified series of Dreyfus Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering five series, including the fund. The fund’s investment objective is to seek capital appreciation through investments in mid-cap growth companies. Founders Asset Management LLC (“Founders”) serves as the fund’s investment adviser. Founders is an indirect, wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”).

MBSC Securities Corporation (the “Distributor”), the direct owner of Founders and a wholly-owned subsidiary of The Dreyfus Corporation (“Dreyfus”), an affiliate of Founders, is the distributor of the fund’s shares. The fund is authorized to issue up to 1.15 billion shares of Common Stock, par value $.01 per share, in the following classes of shares: Class A, Class B, Class C, Class F and Class I. Class A shares are subject to a sales charge imposed at the time of purchase, although the shares may be purchased at net asset value (“NAV”) without a sales charge by certain categories of investors. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. The fund does not offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class F and Class I shares are sold at NAV per share. Class F shares are sold only to Class F grandfathered investors, and Class I shares are sold only to eligible institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class. Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Effective December 3, 2008, investments for new accounts were no longer permitted in Class T shares of the fund, except that participants in certain group retirement plans were able to open a new account in Class T shares of the fund, provided that the fund was established as an investment option under the plans before December 3, 2008. On February 4, 2009, the fund issued to each holder of its Class T shares, in exchange for said shares, Class A shares of the fund having an aggregate net asset value equal to the aggregate net asset value of the shareholder’s Class T shares. Subsequent investments in the fund’s Class A shares made by prior holders of the fund’s Class T shares who received Class A shares of the fund in exchange for their ClassT shares are subject to the front-end sales load schedule that was in effect for Class T shares at the time of the exchange. Otherwise, all other Class A share attributes will be in effect. Effective as of the close of business on February 4, 2009, the fund no longer offers Class T shares.

Each class of the fund bears expenses incurred specifically on its behalf and, in addition, each class bears a portion of general expenses based on the relative net assets or the number of shareholder accounts of the class.The type of expense determines the allocation method.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of a security traded on NASDAQ, at its official closing price. Lacking any sales on that day, the security is valued at the cur-

20

rent closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available.

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the fund’s assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales that day, the security is valued at the current closing bid price. NewYork closing exchange rates are used to convert foreign currencies to U.S. dollars.

A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company’s Board of Directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market.

Registered investment companies that are not traded on an exchange are valued at their NAV.

If market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value, securities will be valued at their fair value as determined in good faith by the Company’s Board of Directors or pursuant to procedures approved by the Board of Directors.These situations may include instances where an event occurs after the close of the market on which a security is traded but before the fund calculates its NAV, and it is determined that the event has materially affected the value of the security. Fair value of foreign equity securities may be determined with the assistance of a pricing service using calculations based on indexes of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund adopted Statement of Financial Accounting Standards No. 157 “FairValue Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic	107,773,651	—	—	107,773,651
Equity Securities—
Foreign	5,729,980	—	—	5,729,980
Mutual Funds	38,251,311			38,251,311
Other Financial
Instruments†	—	—	—	—
Liabilities ($)
Other Financial
Instruments†	—	—	—	—

† Other financial instruments include derivative instruments such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

22

(b) Foreign securities and currency transactions: The fund may invest at least a portion of its assets in foreign securities. Foreign securities carry more risk than U.S. securities, such as political and currency risks. In the event the fund executes a foreign security transaction, the fund may enter into a forward foreign currency exchange contract (“forward contract”) to settle the foreign security transaction.The fund could be exposed to risk if counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The resultant foreign currency gain or loss from the contract is recorded as foreign currency gain or loss and is presented as such in the Statement of Operations.

The accounting records of the fund are maintained in U.S. dollars.The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net unrealized appreciation (depreciation) from investments and foreign currency translations in the Statement of Operations.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on investments and foreign currency translation arises from changes in the values of assets and liabilities,

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Founders, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. It is the fund’s policy that collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction.Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended June 30, 2009, The Bank of New York Mellon earned $23,613 from lending fund portfolio securities, pursuant to the securities lending agreement.

24

(d) Affiliated issuers: Investments in other investment companies advised by Founders or its affiliates are defined as “affiliated” in the Act.

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(f) Federal income taxes: No provision has been made for federal income taxes since it is the policy of the fund to continue to comply with the requirements of Subchapter M of the Code that are applicable to regulated investment companies and to make distributions of income and capital gains sufficient to relieve it from all income taxes.The fund is treated as a separate tax entity for federal income tax purposes.

As of and during the period ended June 30, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended December 31, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $29,443,355 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2008. If not applied, the carryover expires in fiscal 2016.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 2—Bank Lines of Credit:

The Company had a line of credit arrangement (“LOC”) with State Street Bank and Trust Company until May 27, 2009, to be used for temporary or emergency purposes, primarily for financing redemption payments.The borrowings by each series of the Company were limited to the lesser of (a) $25 million, or (b) the lesser of 25% of the series’ total net assets or the maximum amount which the series is permitted to borrow pursuant to the prospectus, any law or any other agreement. Combined borrowings were subject to the $25 million cap on the total LOC. Each series agreed to pay annual fees and interest on the unpaid balance based on prevailing market rates as defined in the LOC. Effective May 28, 2009, the fund participates with other Dreyfus-managed funds in a $145 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of NewYork Mellon (each a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of Facility fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of the borrowing.

The average amount of borrowings outstanding under the LOC and the Facilities during the period ended June 30, 2009 was approximately $38,800, with a related weighted average annualized interest rate of .76%.

NOTE 3—Investment Advisory Fee and Other Transactions With Affiliates:

(a) In accordance with an investment advisory agreement between the Company and Founders, the fund compensates Founders for its services as investment adviser by the payment of fees computed daily and paid monthly at an annual rate equal to a percentage of the average daily value of the fund’s net assets.The fee is 1% of the first $30 million of net assets, .75% of the next $270 million of net assets, .70% of the next $200 million of net assets and .65% of net assets in excess of $500 million.

During the period ended June 30, 2009, the Distributor retained $707 and $7 from commissions earned on sales of the fund’s Class A and

26

Class T shares, respectively, and $977 and $2,441 from CDSCs on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Class B, C and T Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay and Class T shares paid the Distributor for distributing their shares at an annual rate of .75% of the value of their average daily net assets of Class B and Class C shares and .25% of the value of the average daily net assets of Class T shares. During the period ended June 30, 2009, Class B, Class C and Class T shares were charged $2,308, $46,408 and $234, respectively, pursuant to the Class B, C and T Plan.

The fund also has adopted a Distribution Plan pursuant to Rule 12b-1 under the Act applicable to its Class F shares (the “Class F Plan”). Under the Class F Plan, the fund is authorized to reimburse the Distributor for expenses paid for distributing or servicing its Class F shares at an annual rate of up to .25% of the value of the average daily net assets of the fund’s Class F shares. During the period ended June 30, 2009, Class F shares were charged $41,408 pursuant to the Class F Plan.

(c) Under the Shareholder Services Plan (“Shareholder Services Plan”), Class A, Class B and Class C shares pay and Class T shares paid the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A, Class B, Class C and ClassT shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended June 30, 2009, Class A, Class B, Class C and Class T shares were charged $34,491, $769, $15,469 and $234, respectively, pursuant to the Shareholder Services Plan.

The Company has a shareholder services agreement with the Distributor, whereby the fund has agreed to compensate the Distributor

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

for providing certain shareholder servicing functions to holders of Class F shares. The fund paid the Distributor a monthly fee equal, on an annual basis, to $24.00 per Class F shareholder account considered to be an open account at any time during a given month. During the period ended June 30,2009,Class F shares were charged $2,899 pursuant to this shareholder services agreement.

Dreyfus Transfer, Inc. (“DTI”), a wholly-owned subsidiary of Dreyfus, is the transfer and dividend disbursing agent for all of the fund’s share classes.The Distributor pays the transfer and dividend agent fees, other than out-of-pocket charges, for Class F only. During the period ended June 30, 2009, Class F shares were charged $622 for out-of-pocket transfer agent charges.

The fees charged by DTI with respect to the fund’s Class A, Class B, Class C, Class I and Class T shares are paid by the fund. These transfer agency fees, including both the per account fees paid to DTI and out-of-pocket charges, during the period ended June 30, 2009 were $35,251.

The fund compensates The Bank of NewYork Mellon under two cash management agreements for performing cash management services related to fund subscriptions and redemptions. During the period ended June 30, 2009, the fund was charged $10,692 pursuant to the cash management agreements.These fees were offset by earnings credits pursuant to the cash management agreements.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended June 30, 2009, the fund was charged $1,807 for these services. These fees were partially offset by earnings credits pursuant to the custody agreement.

The fund has agreed to compensate Dreyfus for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help. The fee is computed at the annual rate of .06% of the average daily net assets of the fund on the first $500 million, .04% of the average daily net assets of the fund on the next $500 million and .02% of the average daily net assets of the fund in excess of $1 billion, plus rea-

28

sonable out-of-pocket expenses. Dreyfus has contractually agreed in writing to waive any fees received for these services to the extent they exceed its costs in providing the services and a reasonable allocation of the costs incurred by Founders and its affiliates related to the support and oversight of these services.

The components of “Due to Founders Asset Management LLC and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $78,222, Rule 12b-1 distribution plan fees $14,801, shareholder services plan fees $23,172, custodian fees $1,200, compliance support fees $3,667 and transfer agency per account fees $8,714.

(d) Annual retainer fees and attendance fees for the Company’s Board of Directors are allocated to each series of the Company based on net assets. During the period ended June 30, 2009, the fund paid $31,278 in directors’ fees. The Company’s Board of Directors has adopted a deferred compensation plan for Company directors that enables directors to elect to defer receipt of all or a portion of the annual compensation that they are entitled to receive from the Company. Under the plan, the compensation deferred is invested in shares of one or more of the Company’s series. The amount paid to the director under the plan will be determined based upon the performance of the selected series.The current value of these amounts is included in Other Assets and Directors’ Deferred Compensation in the Statement of Assets and Liabilities. Increases in the market value of the deferred compensation accounts are added to the directors’ fees and expenses paid by the fund in the directors’ fees and expenses in the Statement of Operations, and decreases in the market value of the accounts are subtracted from such fees. During the period ended June 30, 2009, appreciation in the value of the accounts totaled $1,471.This appreciation also is included in the net unrealized appreciation (depreciation) on investments in the Statement of Operations. Deferral of directors’ fees under the plan does not affect the net assets of the fund.

Certain officers of the Company are also officers and/or directors of Founders or its affiliates, which pay their compensation. However, the fund pays a portion of the cost of the services performed by the Company’s Chief Compliance Officer and her staff. During the period

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

ended June 30, 2009, the fund was charged $3,667 for these services, which is included in miscellaneous expenses. The affairs of the fund, including services provided by Founders, are subject to the supervision and general oversight of the Company’s Board of Directors.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2009, amounted to $57,564,579 and $71,366,876, respectively.

The fund adopted Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. Since the fund held no derivatives during the period ended June 30, 2009, FAS 161 disclosures did not impact the notes to the financial statements.

At June 30, 2009, accumulated net unrealized depreciation on investments was $5,291,905, consisting of $8,649,649 gross unrealized appreciation and $13,941,554 gross unrealized depreciation.

At June 30, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of the financial statements.

At a meeting of the Board of Directors held on May 13, 2009, the Board approved, effective on or about September 1, 2009, the appointment of Dreyfus to replace Founders as the fund's investment adviser. There will be no changes to the services to be provided to the fund as a result of the appointment of Dreyfus as the fund’s investment adviser.

30

FACTORS CONSIDERED IN APPROVING ADVISORY AGREEMENTS (Unaudited)

At a meeting of the board of directors of Dreyfus Funds, Inc. (the “Funds” and, in reference to any one of the Funds’ portfolios, a “Fund”) held on May 13,2009,the Funds’directors unanimously approved a new investment advisory agreement (the “New Management Agreement”) between each of the Funds and The Dreyfus Corporation (“Dreyfus”) for a term commencing on or about September 1, 2009 (the “Effective Date”) and ending April 4, 2010.

At their May 13, 2009 meeting, the Funds’ directors also unanimously approved the continuation of the Investment Advisory Agreement (the “Current Management Agreement”) between each of the Funds and Founders Asset Management LLC (“Founders”), the Funds’ current investment adviser, for a term ending on the earlier of the Effective Date or April 4, 2010. Founders is an indirect, wholly-owned subsidiary of Dreyfus, which is a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”).The board’s appointment of Dreyfus to replace Founders as the investment adviser to the Funds relates to a larger process currently underway at BNY Mellon to restructure and consolidate its mutual fund business within Dreyfus.

The board of directors of the Funds (“board”) is comprised entirely of individuals who have no affiliation with Founders or Dreyfus or any affiliates of Founders or Dreyfus (the “directors”).

Prior to the directors’ May 2009 meeting, Founders and Dreyfus had provided the directors with extensive materials related to the renewal of the Current Management Agreement and the approval of the New Management Agreement (collectively the “Agreements”), including performance and expense information for other investment companies with similar investment objectives to each Fund derived from data compiled by Lipper Inc., an independent third party (“Lipper”).

During their meeting, the directors discussed the proposed continuance of the Current Management Agreement and the approval of the New Management Agreement with senior management personnel of Founders and Dreyfus. At the conclusion of these discussions, the directors and their independent counsel met in a private session at

The Fund 31

FACTORS CONSIDERED IN APPROVING ADVISORY AGREEMENTS (Unaudited) (continued)

which no representatives of Founders or Dreyfus were present, to continue their discussion of the Agreements. In determining to continue the Current Management Agreement and to approve the New Management Agreement, the directors considered all factors which they believed to be relevant, including the following:

Nature, Extent and Quality of Services Provided by Founders and to be Provided by Founders and Dreyfus

The directors recognized that they have had the opportunity to evaluate the investment and non-investment related services which Founders and its affiliates have provided to the Funds primarily through their quarterly review of all of the operations of the Funds during Fund board and committee meetings held throughout the past months. At each such meeting, extensive discussions of Fund operations are held with senior management personnel of Founders and a large volume of documentation with respect to these operations is provided to and reviewed by the directors. Such discussions and documentation afford the directors the continual opportunity to evaluate the nature, extent, and quality of the services provided by Founders and its affiliates to the Funds.

The directors further recognized that under the New Management Agreement, the investment advisory and other services to be provided to the Funds by Dreyfus will be virtually identical to those provided by Founders, since there will be no change in the portfolio management of the Funds as a result of the new contractual arrangement. The directors noted that the terms and conditions of the New Management Agreement are substantially identical to the terms and conditions of the Current Management Agreement, except that the fee schedule for Dreyfus Global Growth Fund has been reduced in the New Management Agreement to reflect a fee waiver implemented by Founders on June 1, 2009.

The directors were satisfied that Founders is managing and Dreyfus will continue to manage the investment of the assets of the Funds in accordance with each Fund’s respective investment objective, policies and restrictions, subject to the directors’ overall supervision.

32

The directors considered that Founders provides and Dreyfus will continue to provide many non-investment related services to the Funds in fulfilling their respective responsibilities under the Agreements.

Following their discussion and review, the directors reached the following conclusions:

  That the breadth and quality of investment advisory and other ser- vices being provided to the Funds by Founders under the Current Management Agreement are satisfactory, as evidenced in part by the performance records of the Funds, to which the directors gave significant attention as indicated below; and
  That the breadth and quality of investment advisory and other ser- vices to be provided to the Funds by Dreyfus under the New Management Agreement are anticipated to be substantially identical to the investment advisory and other services provided to the Funds by Founders, since there will be no change in the portfolio manage- ment of the Funds as a result of the new contractual arrangement;
  That the directors are satisfied with the portfolio management and trading services that have been and will continue to be provided to the Funds by Founders as the Funds’ current investment adviser and that will continue to be provided to the Funds by Dreyfus under the New Management Agreement; the directors also recognize that Founders or its affiliates have provided, and that Dreyfus and its affil- iates will continue to provide, the highest quality accounting, com- pliance and regulatory, administrative, underwriting, custody, share- holder, transfer agent and cash management services to the Funds, while charging fair, reasonable and competitive fees.

Investment Performance

On a quarterly basis, the directors hold meetings with representatives of the portfolio management team for each Fund (usually a portfolio manager), during which each representative reviews, among other items, performance information, attribution analyses, and the portfolio manager’s investment outlook. The directors also receive written

The Fund 33

FACTORS CONSIDERED IN APPROVING ADVISORY AGREEMENTS (Unaudited) (continued)

monthly and quarterly performance information for each Fund. The written quarterly reports include comparisons of each Fund’s performance with its respective Lipper category and one or more benchmark indexes for the most recent quarter and one-, three-, five-, and ten-year periods, as well as for the portfolio manager’s tenure.

In conjunction with their consideration of renewal of the Current Management Agreement and the approval of the New Management Agreement, the directors received more detailed performance reports about each Fund from Lipper. These reports compared each Fund’s performance to both a relatively small group of similar funds selected by Lipper (the “Lipper performance group”), as well as to all funds in the applicable Lipper category (the “Lipper performance universe”).

The performance of Mid-Cap Growth Fund’s Class F shares placed in the fourth quintile of its Lipper performance group and the fifth quin-tile of its Lipper mid-cap growth fund performance universe for the one-year period ended December 31, 2008, placed in the third quintile of its Lipper performance group and universe for the three-year period ended December 31, 2008, and placed in the second quintile of its Lipper performance group and universe for the five-year period ended December 31, 2008. The Fund’s Class F shares underperformed the Fund’s benchmark index for the one- and three-year periods ended March 31, 2009, but outperformed the index for the five-year period then ended. The directors deemed these longer term relative performance results to be satisfactory, although the directors noted that the Fund’s relative performance in 2007 and 2008 had deteriorated. The directors recognized that Founders had changed the portfolio managers of the Fund in January 2009.The directors were hopeful that this change will improve the Fund’s relative and absolute performance results. The directors stressed the importance to Founders and to Dreyfus of the need to continue to seek to improve the Fund’s performance in an effort to maintain the Fund’s strong longer-term performance results.

After consideration of all relevant information and data, the directors concluded that each Fund and its shareholders would continue to ben-

34

efit from Founders’ and, thereafter, Dreyfus’s investment management of the Fund.The directors further determined:

  That although certain of the Funds have experienced performance difficulties, Founders has focused its efforts upon improving the performance records of the Funds and Founders and, thereafter, Dreyfus will continue to seek improvement; and
  That the materials provided by Lipper demonstrated that most of the Funds maintained satisfactory performance quintile rankings in their respective comparison universes, with four of five Funds placing in the third quintile of their respective Lipper performance universes for the three-year period ended December 31, 2008, and three of five Funds placing in the top three quintiles of their respective Lipper performance universes for the one-year period ended December 31, 2008; in 2008, one of the Funds placed in the top quintile of its respective Lipper performance group and universe.

Costs of the Services to be Provided and Profits to be Realized by Founders, Dreyfus, and Their Affiliates from Founders’ and Dreyfus’s Relationships With the Funds

The directors recognized that on a semiannual basis, they received information with respect to the Funds’ expenses. The directors carefully reviewed and discussed the expense ratios for the Class F shares of each Fund at the meetings at which these reports were presented.

In conjunction with their consideration of renewal of the Funds’ Current Management Agreement, the approval of the New Management Agreement with Dreyfus, and the renewal of other service arrangements, the directors received detailed information from Lipper which compared each Fund’s management fees and other expenses with those of a group of similar funds selected by Lipper (the “Lipper expense group”), as well as summary information comparing each Fund’s management fees and expenses with those of the funds in its Lipper performance universe with load structures similar to that of the Funds (the “Lipper expense universe”).

The Fund 35

FACTORS CONSIDERED IN APPROVING ADVISORY AGREEMENTS (Unaudited) (continued)

The directors noted that for the period ended December 31, 2008, Mid-Cap Growth Fund’s management fees ranked in the third best quintile of its Lipper expense group, with the Fund’s fees the ninth lowest of 16 “peer funds.”The Fund’s contractual management fees at a common asset level were determined by Lipper to be the seventh lowest of the 16 funds in its group.The Fund’s management fees were in the third quintile of its Lipper expense universe.

The directors also considered information provided by Lipper with respect to the profitability of the investment management activities conducted by a number of publicly-held corporations, and were provided with extensive materials with respect to the profitability derived by Founders from providing investment advisory services to the Funds as a group and to each Fund individually.

The directors also received and reviewed an analysis of estimated profitability to Dreyfus from providing services to the Funds under the New Management Agreement.

The directors further considered certain indirect benefits received by Founders and its affiliates and to be received by Dreyfus and its affiliates as a result of having Founders and, thereafter, Dreyfus provide investment advisory services to the Funds.These included the following:

  Since Founders sub-advises and Dreyfus will sub-advise a non-Fund account in a style that is similar to that used for one of the Funds, and employees of Founders manage, and employees of Dreyfus will manage, other non-Fund accounts in their capacities as employees of their affiliates, Founders, Dreyfus, and their affiliates realize, and will realize, efficiencies in performing the portfolio management, trading and operational functions related to those non-Fund accounts;
  The Funds’ brokerage transactions may be executed with brokers that provide research and brokerage services to Founders, Dreyfus, and their affiliates. These research and brokerage services may be useful to Founders, Dreyfus, and their affiliates in providing invest- ment advisory services to any of the clients they advise, including the Funds; and

36

  Affiliates of Founders and Dreyfus receive and will continue to receive various fees for providing accounting, underwriting, share- holder, transfer agency, custody and cash management services to the Funds.

Founders also sub-advises one other mutual fund, and Dreyfus manages several mutual funds, that are in the same Lipper categories as a number of the Funds. The directors considered information concerning these accounts that was provided by Founders and Dreyfus.

After deliberation and discussion of Fund fees and expenses, the directors determined:

  That upon review of the advisory fee structures of the Funds in comparison with the competitive expense groups and expense uni- verses selected by Lipper, the levels of investment advisory fees paid by the Funds to Founders and to be paid by the Funds to Dreyfus were deemed to be competitive;
  That the expense ratios of the Funds are competitive and that Founders continually reviews and Dreyfus will continually review each Fund’s total expense ratio in an effort to maintain Fund expense ratios at competitive levels; and
  That the comparative fee and expense information included in the materials provided by Lipper supports the determination that the advisory and other fees payable and to be payable by the Funds to Founders, Dreyfus and their affiliates are fair and reasonable and are essentially fees which would be similar to those that would have resulted solely from “arm’s-length” bargaining.

With respect to the profitability of Founders and Dreyfus, the directors reviewed the adviser profitability analysis provided by Lipper, which demonstrated that Founders’ 2008 profitability from providing management services to the Funds under the Current Management Agreement, and the estimated profitability to Dreyfus from providing services to the Funds under the New Management Agreement, were both reasonable in comparison to the entities included in the Lipper analysis.

The Fund 37

FACTORS CONSIDERED IN APPROVING ADVISORY AGREEMENTS (Unaudited) (continued)

The directors were also advised by independent counsel of the profitability percentage ranges which court cases have found acceptable and determined that Founders’ profitability percentage and Dreyfus’s estimated profitability percentage for providing management services to the Funds were reasonable.

The directors concluded that Founders’ profits from providing management services to the Funds and Dreyfus’s estimated profitability to be derived from providing such services were reasonable in relationship to the overall services which Founders provides and Dreyfus will provide.

Economies of Scale

The directors reviewed information provided by Founders and Dreyfus which summarized the extent, if any, that Founders, Dreyfus and the Funds would achieve certain economies of scale if the assets of the Funds were to increase.

After review and discussion, the directors considered the extent to which economies of scale and common management are shared with each Fund, including the economies that would be realized from the growth of each Fund’s assets. After such consideration, the directors determined that all of the Funds have structured breakpoints in their advisory fees, which result in fee reductions as the assets of each Fund reach defined levels, and that such fee reductions, when implemented, would benefit all of the applicable Fund’s shareholders through decreases in the Fund’s expense ratio.

Dedication to Regulatory Requirements and Restrictions

An important factor in the directors’ consideration of renewal of the Current Management Agreement with Founders and the approval of the New Management Agreement with Dreyfus included the directors’ recognition of the dedication by Founders and Dreyfus of stringent

38

adherence to regulatory requirements and restrictions. The directors determined that Founders and Dreyfus are dedicated to compliance with all applicable rules and regulations and that the systems of controls which are in place to ensure that the service providers to the Funds, including Founders and Dreyfus, and the Funds themselves, maintain and will continue to maintain strict adherence to the law are excellent.

Overall Conclusions

The directors determined that they are satisfied with the performance of the Funds and with the quality of the advisory and other services being provided by Founders and those to be provided by Dreyfus and their respective affiliates to the Funds. The directors recognized that efforts are being and will continue to be made to improve each Fund’s performance and to maintain Fund expense ratios at reasonable and competitive levels.

The directors concluded that continuation of the Current Management Agreement between each Fund and Founders,which would enable each Fund to continue to receive investment advisory services from Founders, is in the best interests of each Fund and its shareholders, the services to be performed under the Current Management Agreement are services required for the operations of the Funds, Founders has provided satisfactory investment management services to the Funds in the past, and the fees for the management services which Founders will perform will be fair and reasonable and within the range of what would have been negotiated at arm’s length in light of the circumstances.

The directors further concluded that the approval of the New Management Agreement between each Fund and Dreyfus is in the best interests of each Fund and its shareholders, the services to be performed under the New Management Agreement are services required

The Fund 39

FACTORS CONSIDERED IN APPROVING ADVISORY AGREEMENTS (Unaudited) (continued)

for the operations of the Funds, the terms and conditions of the New Management Agreement will be substantially identical to the terms and conditions of the Current Management Agreement (with the exception of the reduction in Dreyfus Global Growth Fund’s fee schedule, discussed above), the individuals who are providing portfolio management services to the Funds under the Current Management Agreement immediately prior to the effectiveness of the New Management Agreement will continue to perform those services immediately following the effectiveness of the Agreement, and the fees for the advisory services which Dreyfus will perform will be fair and reasonable and within the range of what would have been negotiated at arm’s length in light of the circumstances.

40

Dreyfus Passport Fund

Passport Fund is closed to new investors. Please see the prospectus for additional information.

SEMIANNUAL REPORT June 30, 2009

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The views expressed in this report reflect those of the portfolio managers only through the end of the period covered and do not necessarily represent the views of Dreyfus, Founders or any other person in our organization. Any such views are subject to change at any time based upon market or other conditions and we disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
14	Statement of Assets and Liabilities
15	Statement of Operations
16	Statement of Changes in Net Assets
18	Financial Highlights
23	Notes to Financial Statements
38	Factors Considered in Approving Advisory Agreements
FOR MORE INFORMATION
Back Cover

Dreyfus
Passport Fund

The Fund

A LETTER FROM THE CHAIRMAN Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Passport Fund, covering the six-month period from January 1, 2009, through June 30, 2009.

The severe recession and banking crisis that dominated the financial markets at the start of 2009 appear to have moderated as of mid-year. Previously frozen credit markets have thawed, giving businesses access to the capital they need to grow. After reaching multi-year lows in early March, equities staged an impressive rally, enabling most major stock market indices to end the six-month reporting period close to where they began.While the U.S. economy remains weak overall, we have seen encouraging evidence of potential recovery, including a recovering housing market and improvements within certain manufacturing sectors. Meanwhile, inflation has remained tame in the face of high unemployment and unused manufacturing capacity.

Although these developments give us reasons for optimism, we remain cautious due to the speed and magnitude of the stock market’s 2009 rebound. Indeed, the market’s advance was led mainly by lower-quality stocks when investors developed renewed appetites for risk. We would prefer to see a steadier rise in stock prices supported by more concrete economic data, as the rapid rise increases the possibility that profit-taking could move the market lower. In uncertain markets such as this one, even the most seasoned investors can benefit from professional counsel. To determine how your investments should be positioned for the challenges and opportunities that lie ahead, we continue to stress that you talk regularly with your financial advisor.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Managers.

Thank you for your continued confidence and support.

J. David Officer Chairman, President and Chief Executive Officer Founders Asset Management LLC July 15, 2009

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2009, through June 30, 2009, as provided by William S. Patzer, CFA, and Mark A. Bogar, CFA, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended June 30, 2009, Dreyfus Passport Fund’s Class A shares produced a total return of 14.17%, Class B shares returned 13.79%,Class C shares returned 13.70%,Class F shares returned 14.44%, and Class I shares returned 14.28%.1 The fund’s benchmark, the Standard & Poor’s Developed ex U.S. Small Cap Index, produced a total return of 18.11% for the same period.2

Heightened risk aversion among global investors at the beginning of the reporting period gave way to optimism in the spring, fueling a sustained market rebound as investors looked forward to better economic conditions, particularly in the emerging markets.Although the fund participated in the market rally, it fell short of its benchmark’s performance primarily due to disappointments among financial and consumer discretionary stocks.

The Fund’s Investment Approach

The fund seeks capital appreciation by investing at least 65% of its total assets in foreign small-cap companies from a minimum of three countries, in both developed and emerging economies.The fund may invest in larger foreign companies or in U.S.-based companies and may purchase securities of companies in initial public offerings.Our“bottom-up” investment approach emphasizes individual stock selection over broader economic and market trends.We use quantitative models and traditional qualitative analysis to construct a diversified portfolio of stocks with low price multiples and positive trends in earnings forecasts when compared to the benchmark.

International Equities Rebounded in a Sustained Rally

When 2009 began, investor sentiment was depressed by a deep and prolonged global economic downturn.Rising unemployment and plummeting housing prices led to recessionary conditions in many parts of

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

the world. At the same time, the world was in the grip of a financial crisis that nearly led to the collapse of the global banking system.

By mid-March, however, global credit markets appeared to stabilize and economic deterioration seemed to slow, sparking a market rally. The rebound was led primarily by stocks that had been severely beaten down during the downturn. While the developed markets benefited from the rebound, the emerging markets fared especially well as investors grew more tolerant of risk.

Positioned for a Cyclical Recovery

Although the fund was well positioned for the market rebound in most market sectors, we remained cautious regarding the potential for fundamental improvement in the financials and consumer discretionary sectors due to high debt levels and the threat of bankruptcy for some companies. This defensive posture limited the fund’s participation in gains among some of the sectors’ more highly leveraged companies. In addition, positions in relatively defensive stocks—such as Japan’s Bank of Kyoto and clothier Chiyoda—proved detrimental to the fund’s relative performance as investors became more tolerant of risks.

Our stock selection strategy in the health care sector also hurt the fund’s results. For example, Germany hematology specialist Biotest suffered when the company and its competitors added capacity, leading to lower earnings estimates. A substantial investment in South Korean pharmaceutical companyYuhan faltered when investors generally turned to less defensive investments. Finally, relatively defensive postures in Australia and Canada produced below-average results when commodity prices rose in anticipation of an economic recovery.

The fund achieved better relative results in the industrials and consumer staples sectors, where we favored more economically sensitive stocks. In the industrials sector, U.K.-based Regus, which was severely punished during the downturn, saw its share price increase as investors realized that the office space provider’s business fundamentals remained sound. Germany’s MTU Aero Engines advanced amid strong orders for military and commercial aircraft engines. Italian consumer staples firm Parmalat gained value when a litigation settlement swelled the milk distributor’s balance sheet with cash, and South Korea’s CJ O Shopping fared well as the cable television network grew its Chinese and Indian subscriber bases.

4

Our stock-picking process achieved positive results in Japan, Spain, Germany and South Korea, among other countries. Our stock selection strategy also boosted the fund’s performance in the energy sector through holdings such as Canada’s Crescent Point Energy Corp. and France’s Technip. Other individual winners included U.K.-based miner Vedanta Resources, which benefited from rising copper prices driven by the development of infrastructure in China, and South Korea’s NCsoft, whose multiplayer online games found a growing consumer base in China.

Increased Exposure to Cyclicals and Emerging Markets

As of the reporting period’s end, it appears to us that economic recovery may be at hand. In addition, investors seem to be responding to attractive valuations,and corporate earnings estimates have begun to move upward. Indeed, we believe that our investment process is well suited to a return of investors’ focus to business fundamentals.We have positioned the fund for recovery through attractively valued, economically sensitive companies with exposure to favorable business trends, particularly in the emerging markets, which we believe will continue to grow faster than most developed economies. In contrast, we have reduced the fund’s exposure to traditionally defensive market sectors.

July 15, 2009

Small companies carry additional risks because their earnings and revenues tend to be less predictable, and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies.
Investing in foreign companies involves special risks, including changes in currency rates, political, economic and social instability, a lack of comprehensive company information, differing auditing and legal standards and less market liquidity. An investment in this fund should be considered only as a supplement to an overall investment program.
Please note, the position in any security highlighted with italicized typeface was sold during the reporting period.
1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2	SOURCE: LIPPER INC. – Reflects reinvestment of dividends and, where applicable, capital gains distributions.The S&P Developed ex U.S. Small Cap Index captures the bottom 15% of companies in the developed countries excluding the U.S. within the S&P Global Broad Market
Index with a float adjusted market capitalization of US$100 million or greater and minimum annual trading liquidity of US$50 million.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund's prospectus or talk to your financial advisor.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Passport Fund from January 1, 2009 to June 30, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the expenses you paid on your account over this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the results by the number in the Expenses paid per $1,000 line for the class of shares you own.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended June 30, 2009

	Class A	Class B	Class C	Class F	Class I
Expenses paid per $1,000†	$ 13.17	$ 16.38	$ 17.33	$ 10.58	$ 11.90
Ending value (after expenses)	$1,141.70	$1,137.90	$1,137.00	$1,144.40	$1,142.80

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended June 30, 2009

	Class A	Class B	Class C	Class F	Class I
Expenses paid per $1,000†	$ 12.37	$ 15.40	$ 16.29	$ 9.94	$ 11.18
Ending value (after expenses)	$1,012.50	$1,009.47	$1,008.58	$1,014.93	$1,013.69

† Expenses are equal to the fund’s annualized expense ratio of 2.48% for Class A shares, 3.09% for
Class B shares, 3.27% for Class C shares, 1.99% for Class F shares and 2.24% for Class I shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS June 30, 2009 (Unaudited)

Common Stocks—97.5%	Shares	Value ($)
Australia—3.0%
Australian Worldwide Exploration	76,901	159,215
Centennial Coal	70,502	139,719
CFS Retail Property Trust	87,580	116,415
Computershare	21,868	158,904
Downer EDI	40,740	183,465
Metcash	49,630	172,322
Sino Gold Mining	31,610 [a]	131,909
		1,061,949
Austria—.6%
bwin Interactive Entertaiment	4,560 [a]	198,862
Belgium—1.1%
Bekaert	2,370	243,380
Cofinimmo	1,130	131,559
		374,939
Canada—6.8%
Altagas Income Trust	7,590	104,755
Biovail	20,030	269,042
Crescent Point Energy Trust	9,352	276,000
Emera	5,710	106,697
First Quantum Minerals	3,410	164,943
HudBay Minerals	18,130 [a]	119,734
IAMGOLD	16,570	167,852
Laurentian Bank of Canada	7,360	222,022
Quadra Mining	12,530 [a]	94,064
Red Back Mining	34,600 [a]	301,697
Rona	11,620 [a]	127,401
Silver Standard Resources	7,550 [a]	143,936
Sino-Forest	17,490 [a]	186,496
Westjet Airlines, Cl. VV	15,070 [a]	130,886
		2,415,525
China—.5%
Zhejiang Expressway, Cl. H	234,000	185,695
Finland—1.8%
Huhtamaki	23,470	241,972
Konecranes	7,370	173,160

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Finland (continued)
Outotec	8,980	212,877
		628,009
France—8.3%
Cap Gemini	4,174	153,632
CNP Assurances	2,830	270,154
Faiveley	1,290	98,255
Fonciere des Regions	3,517	264,351
Gecina	2,000	123,718
Havas	96,218	236,189
Ipsen	4,277	186,760
Neopost	1,260	113,123
Nexity	9,460	282,111
Publicis Groupe	10,660	324,924
Scor	10,860	222,559
Sodexo	2,420	124,206
Technip	6,630	324,474
Teleperformance	7,154	217,457
		2,941,913
Germany—7.0%
Deutsche Euroshop	4,629	142,524
Deutsche Lufthansa	11,881	148,823
Hochtief	4,810	242,217
Infineon Technologies	52,350 [a]	189,086
Kloeckner & Co.	10,470 [a]	222,350
Lanxess	7,480	185,292
MTU Aero Engines Holding	6,840	249,456
Rheinmetall	5,010	216,799
Salzgitter	3,548	310,651
Software	1,530	108,187
Tognum	18,400	241,579
Wincor Nixdorf	4,050	226,556
		2,483,520
Greece—.5%
Public Power	8,930	184,134
Hong Kong—1.5%
Chaoda Modern Agriculture Holdings	216,000	126,816
China Agri-Industries Holdings	311,000	193,828

8

Common Stocks (continued)	Shares	Value ($)
Hong Kong (continued)
Hopson Development Holdings	92,000	142,455
Neo-China Land Group Holdings	493,500 [b]	47,759
Peace Mark Holdings	586,000 [a,b]	0
		510,858
Ireland—.8%
DCC	14,183	292,449
Italy—5.0%
ACEA	14,336	174,748
Banca Popolare di Milano	43,977	261,860
Benetton Group	23,155	203,322
Buzzi Unicem	13,254	187,215
DiaSorin	8,420	209,168
Indesit	41,850 [a]	213,679
Parmalat	134,610	324,578
Recordati	31,970	197,539
		1,772,109
Japan—25.3%
Air Water	13,400	146,632
Alps Electric	18,900	103,016
Amada	26,000	161,690
Bank of Kyoto	14,000	130,087
Bank of Yokohama	28,000	150,291
Chiba Bank	27,000	176,879
Chiyoda	10,500	150,218
Circle K Sunkus	14,900	232,967
COMSYS Holdings	13,000	144,010
Daifuku	26,500	189,011
Daito Trust Construction	1,900	89,950
Daiwa ETF-TOPIX	16,500	164,794
Disco	5,400	229,859
F.C.C	13,300	182,682
Fukuoka Financial Group	33,000	148,007
Funai Electric	3,900	160,745
Gourmet Navigator	42	118,910
H.I.S	7,300	161,052
Hogy Medical	2,592	131,860
Hokuhoku Financial Group	98,000	246,221

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Japan (continued)
Japan Aviation Electronics Industry	32,000	199,003
Japan Excellent	19	80,679
Kansai Paint	36,000	259,012
Keihin	26,700	351,491
Kuroda Electric	17,800	239,686
KYORIN	10,000	151,786
Lintec	8,800	153,123
Matsui Securities	29,000	263,746
Matsumotokiyoshi Holdings	7,200	148,530
MegaChips	7,800	179,776
Mitsumi Electric	13,800	295,858
NSD	10,500	106,613
Pacific Metals	15,000	116,487
Pigeon	7,400	235,860
Point	4,940	265,669
Seino Holdings	29,000	241,767
Shimachu	7,800	164,390
Shimano	3,600	137,915
Shinko Electric Industries	14,000	173,837
Shinko Plantech	22,100	175,754
SKY Perfect JSAT Holdings	263	100,482
Star Micronics	13,000	125,249
Sumitomo Bakelite	28,000	140,988
Tokai Rika	8,200	131,020
Tokyo Ohka Kogyo	8,300	160,795
Tokyu REIT	21	113,808
Top REIT	31	120,048
Toshiba Machine	52,000	192,733
Towa Pharmaceutical	2,200	110,548
Toyo Engineering	55,000	186,721
Tsumura & Co.	3,500	109,375
Yamaguchi Financial Group	20,000	264,327
		8,915,957
Luxembourg—.5%
Gagfah	20,420	169,281

10

Common Stocks (continued)	Shares	Value ($)
Netherlands—2.0%
Gemalto	5,365 [a]	185,579
Imtech	12,952	251,442
Koninklijke Vopak	5,210 [a]	260,021
		697,042
Norway—.9%
Petroleum Geo-Services	31,600 [a]	195,911
TGS Nopec Geophysical	13,800 [a]	136,332
		332,243
Singapore—.4%
Suntec Real Estate Investment Trust	240,000	142,532
South Korea—3.3%
Daegu Bank	15,220	139,798
Honam Petrochemical	2,645	159,265
Kiwoom Securities	2,585	101,265
Korea Plant Service & Engineering	6,830	178,552
LG Dacom	9,270	128,447
LG Fashion	11,330	215,250
Youngone	16,150 [b]	145,804
Yuhan	707	103,791
		1,172,172
Spain—3.4%
Almirall	17,921	198,589
Bankinter	16,879	199,354
Corporacion Financiera Alba	5,991	288,411
Enagas	6,909	135,823
Prosegur Cia de Seguridad	7,640	245,090
Viscofan	6,800	144,983
		1,212,250
Sweden—.5%
Loomis	18,460	183,755
Switzerland—5.2%
Actelion	2,330 [a]	121,937
Adecco	7,733	322,191
Baloise Holding	2,270	168,531
Banque Cantonale Vaudoise	400	126,208

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Switzerland (continued)
Kuoni Reisen Holding	765	237,676
Schindler Holding	6,110	379,379
Swiss Life Holding	2,740 [a]	236,594
Temenos Group	13,810 [a]	235,188
		1,827,704
United Kingdom—18.7%
3i Group	35,877	142,823
Afren	244,080 [a]	213,806
AMEC	15,440	165,855
Asos	51,600 [a]	288,600
Autonomy	11,800 [a]	278,937
Balfour Beatty	39,370	200,121
Beazley	89,760	143,595
Berkeley Group Holdings	15,680 [a]	207,382
Big Yellow Group	19,640	110,493
Catlin Group	32,230	170,322
Charter International	39,960	284,630
Chemring Group	3,990	142,430
Close Brothers Group	16,174	174,804
Cookson Group	39,557	169,999
Croda International	28,700	251,874
Dana Petroleum	6,252 [a]	144,190
Davis Service Group	27,520	150,978
Domino’s Pizza UK & IRL	83,030	281,024
Game Group	84,540	228,768
GKN	59,770	121,919
Halfords Group	43,990	225,233
Henderson Group	67,560	101,968
IG Group Holdings	55,070	253,880
Inmarsat	21,730	194,994
Interserve	66,357	191,299
London Stock Exchange Group	14,320	165,484
Spectris	21,796	197,738
Spirent Communications	188,248	195,866
SSL International	22,220	189,340
Thomas Cook Group	99,610	336,731

12

Common Stocks (continued)	Shares	Value ($)
United Kingdom (continued)
Tomkins	85,280	207,624
Tui Travel	73,147	278,859
Tullet Prebon	35,740	174,026
		6,585,592
United States—.4%
SPDR DJ EURO STOXX 50 Fund	4,670	155,511

Total Investments (cost $35,235,142)	97.5%	34,444,001
Cash and Receivables (Net)	2.5%	869,786
Net Assets	100.0%	35,313,787

a Non-income producing security.
b Illiquid security, fair valued by management. At the period end, the value of these securities amounted to $193,563 or 0.5% of net assets.The valuation of these securities has been determined in good faith under the direction of the
Board of Directors.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Industrial	21.5	Health Care	5.6
Financial	19.1	Consumer Staples	4.5
Consumer Discretionary	17.2	Utilities	1.7
Materials	10.2	Exchange Traded Funds	.9
Information Technology	10.1	Telecommunication Services	.9
Energy	5.8		97.5

† Based on net assets.
See notes to financial statements.

The Fund 13

STATEMENT OF ASSETS AND LIABILITIES June 30, 2009 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	35,235,142	34,444,001
Cash		189,441
Cash denominated in foreign currencies	179,786	179,920
Receivable for shares of Common Stock subscribed		293,151
Receivable for investment securities sold		204,751
Dividends and interest receivable		93,429
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4		16
Other assets		83,073
Prepaid expenses		31,325
		35,519,107
Liabilities ($):
Due to Founders Asset Management LLC and affiliates—Note 3(c)		46,009
Directors’ deferred compensation		83,073
Payable for shares of Common Stock redeemed		38,852
Accrued expenses		37,386
		205,320
Net Assets ($)		35,313,787
Composition of Net Assets ($):
Paid-in capital		150,566,048
Accumulated undistributed investment income—net		296,076
Accumulated net realized gain (loss) on investments		(114,767,499)
Accumulated net unrealized appreciation
(depreciation) on investments		(780,838)
Net Assets ($)		35,313,787

Net Asset Value Per Share
	Class A	Class B	Class C	Class F	Class I
Net Assets ($)	8,849,182	395,305	1,570,256	24,421,131	77,913
Shares Outstanding	621,974	29,547	116,546	1,717,562	5,633
Net Asset Value
Per Share ($)	14.23	13.38	13.47	14.22	13.83

See notes to financial statements.

14

STATEMENT OF OPERATIONS Six Months Ended June 30, 2009 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $73,110 foreign taxes withheld at source)	636,554
Interest	1,493
Total Income	638,047
Expenses:
Investment advisory fee—Note 3(a)	156,787
Shareholder servicing costs—Note 3(c)	57,586
Custodian fees—Note 3(c)	36,281
Registration fees	27,369
Auditing fees	22,427
Directors’ fees and expenses—Note 3(d)	17,959
Distribution fees—Note 3(b)	17,515
Accounting fees—Note 3(c)	15,679
Prospectus and shareholders’ reports	1,450
Loan commitment fees—Note 2	200
Interest expense—Note 2	20
Miscellaneous	3,653
Total Expenses	356,926
Less—reduction in fees due to earnings credits—Note 1(c)	(12,612)
Less—reduction in accounting fees—Note 3(c)	(1,607)
Net Expenses	342,707
Investment Income—Net	295,340
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(5,445,406)
Net realized gain (loss) on financial futures	(92,247)
Net realized gain (loss) on forward foreign currency exchange contracts	(24,215)
Net Realized Gain (Loss)	(5,561,868)
Net unrealized appreciation (depreciation) on investments and foreign currency transactions (including $16 net unrealized appreciation
on forward foreign currency exchange contracts)	9,592,723
Net Realized and Unrealized Gain (Loss) on Investments	4,030,855
Net Increase in Net Assets Resulting from Operations	4,326,195

See notes to financial statements.

The Fund 15

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited) [a]	December 31, 2008
Operations ($):
Investment income—net	295,340	844,492
Net realized gain (loss) on investments	(5,561,868)	(24,588,695)
Net unrealized appreciation
(depreciation) on investments	9,592,723	(16,172,818)
Net Increase (Decrease) in Net Assets
Resulting from Operations	4,326,195	(39,917,021)
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(127,022)	—
Class C Shares	(244)	—
Class F Shares	(428,042)	(126,599)
Class I Shares	(1,449)	(93)
Total Dividends	(556,757)	(126,692)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	324,737	563,487
Class B Shares	—	4,458
Class C Shares	2,198	21,053
Class F Shares	183,977	1,028,222
Class I Shares	1,201	24,570
Dividends reinvested:
Class A Shares	106,182	—
Class C Shares	189	—
Class F Shares	415,570	122,849
Class I Shares	1,376	87
Cost of shares redeemed:
Class A Shares	(999,430)	(4,813,968)
Class B Shares	(46,606)	(409,740)
Class C Shares	(128,651)	(1,644,637)
Class F Shares	(1,735,947)	(11,603,374)
Class I Shares	(3,320)	(34,573)
Class T Shares	(114,247)	(70,385)
Increase (Decrease) in Net Assets from
Capital Stock Transactions	(1,992,771)	(16,811,951)
Total Increase (Decrease) in Net Assets	1,776,667	(56,855,664)
Net Assets ($):
Beginning of Period	33,537,120	90,392,784
End of Period	35,313,787	33,537,120
Undistributed investment income—net	296,076	557,493

16

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited) [a]	December 31, 2008
Capital Share Transactions:
Class Ab,c
Shares sold	25,089	27,852
Shares issued for dividends reinvested	9,704	—
Shares redeemed	(83,133)	(235,636)
Net Increase (Decrease) in Shares Outstanding	(48,340)	(207,784)
Class Bb
Shares sold	—	200
Shares redeemed	(3,791)	(19,981)
Net Increase (Decrease) in Shares Outstanding	(3,791)	(19,781)
Class C
Shares sold	192	1,131
Shares issued for dividends reinvested	18	—
Shares redeemed	(11,413)	(81,322)
Net Increase (Decrease) in Shares Outstanding	(11,203)	(80,191)
Class F
Shares sold	22,419	52,898
Shares issued for dividends reinvested	38,053	5,239
Shares redeemed	(147,602)	(611,154)
Net Increase (Decrease) in Shares Outstanding	(87,130)	(553,017)
Class I
Shares sold	102	1,084
Shares issued for dividends reinvested	129	4
Shares redeemed	(291)	(1,451)
Net Increase (Decrease) in Shares Outstanding	(60)	(363)
Class Tc
Shares redeemed	(10,146)	(3,468)

a Effective as of the close of business on February 4, 2009, the Fund no longer offers Class T shares.
b During the period ended June 30, 2009, 1,656 Class B shares representing $19,152 were automatically converted to 1,545 Class A shares and during the period ended December 31, 2008, 6,499 Class B shares representing
$135,000, were automatically converted to 6,061 Class A shares.
c On the close of business on February 4, 2009, 10,146 Class T shares representing $114,247 were automatically converted to 9,617 Class A shares.

See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2009			Year Ended December 31,
Class A Shares	(Unaudited)	2008	2007	2006	2005	2004
Per Share Data ($):
Net asset value,
beginning of period	12.69	25.80	26.22	20.10	16.76	14.24
Investment Operations:
Investment income (loss)—net[a]	.10	.25	(.01)	(.01)	(.14)	(.11)
Net realized and unrealized
gain (loss) on investments	1.64	(13.36)	(.28)	6.13	3.48	2.63
Total from Investment Operations	1.74	(13.11)	(.29)	6.12	3.34	2.52
Distributions:
Dividends from
investment income—net	(.20)	—	(.13)	—	—	—
Net asset value, end of period	14.23	12.69	25.80	26.22	20.10	16.76
Total Return (%)[b]	14.17[c]	(50.83)	(1.15)	30.45	19.93	17.70
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.57[d]	2.14	2.00	1.87	2.29	2.02
Ratio of net expenses
to average net assets	2.48[d]	1.74	1.87	1.78	2.12	1.92
Ratio of net investment income
(loss) to average net assets	1.59[d]	1.26	(.05)	(.05)	(.82)	(.77)
Portfolio Turnover Rate	64.48[c]	150	93	73	729	648
Net Assets, end of period
($ x 1,000)	8,849	8,504	22,653	29,817	22,107	19,726

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.

See notes to financial statements.

18

Six Months Ended
June 30, 2009			Year Ended December 31,
Class B Shares	(Unaudited)	2008	2007	2006	2005	2004
Per Share Data ($):
Net asset value,
beginning of period	11.75	24.14	24.65	19.13	16.09	13.79
Investment Operations:
Investment income (loss)—net[a]	.06	.03	(.26)	(.22)	(.28)	(.23)
Net realized and unrealized
gain (loss) on investments	1.57	(12.42)	(.25)	5.74	3.32	2.53
Total from Investment Operations	1.63	(12.39)	(.51)	5.52	3.04	2.30
Net asset value, end of period	13.38	11.75	24.14	24.65	19.13	16.09
Total Return (%)[b]	13.79[c]	(51.33)	(2.11)	28.91	18.89	16.68
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	3.18[d]	3.20	2.98	2.85	3.13	2.89
Ratio of net expenses
to average net assets	3.09[d]	2.80	2.87	2.77	2.97	2.78
Ratio of net investment income
(loss) to average net assets	1.01[d]	.17	(1.03)	(1.17)	(1.66)	(1.63)
Portfolio Turnover Rate	64.48[c]	150	93	73	729	648
Net Assets, end of period
($ x 1,000)	395	392	1,283	2,591	16,421	17,917

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
June 30, 2009			Year Ended December 31,
Class C Shares	(Unaudited)	2008	2007	2006	2005	2004
Per Share Data ($):
Net asset value,
beginning of period	11.85	24.30	24.73	19.12	16.07	13.76
Investment Operations:
Investment income (loss)—net[a]	.05	.08	(.19)	(.19)	(.27)	(.22)
Net realized and unrealized
gain (loss) on investments	1.57	(12.53)	(.24)	5.80	3.32	2.53
Total from Investment Operations	1.62	(12.45)	(.43)	5.61	3.05	2.31
Distributions:
Dividends from
investment income—net	(.00)[b]	—	—	—	—	—
Net asset value, end of period	13.47	11.85	24.30	24.73	19.12	16.07
Total Return (%)[c]	13.70[d]	(51.26)	(1.82)	29.39	18.98	16.79
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	3.36[e]	2.95	2.68	2.68	3.08	2.81
Ratio of net expenses
to average net assets	3.27[e]	2.55	2.55	2.60	2.92	2.70
Ratio of net investment income
(loss) to average net assets	.80[e]	.44	(.73)	(.89)	(1.60)	(1.55)
Portfolio Turnover Rate	64.48[d]	150	93	73	729	648
Net Assets, end of period
($ x 1,000)	1,570	1,514	5,052	7,169	7,568	10,249

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

20

Six Months Ended
June 30, 2009			Year Ended December 31,
Class F Shares	(Unaudited)	2008	2007	2006	2005	2004
Per Share Data ($):
Net asset value,
beginning of period	12.71	25.84	26.21	20.11	16.76	14.24
Investment Operations:
Investment income (loss)—net[a]	.13	.30	.03	(.04)	(.13)	(.11)
Net realized and unrealized
gain (loss) on investments	1.63	(13.37)	(.27)	6.14	3.48	2.63
Total from Investment Operations	1.76	(13.07)	(.24)	6.10	3.35	2.52
Distributions:
Dividends from
investment income—net	(.25)	(.06)	(.13)	—	—	—
Net asset value, end of period	14.22	12.71	25.84	26.21	20.11	16.76
Total Return (%)	14.44[b]	(50.71)	(.94)	30.33	19.99	17.70
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.08[c]	1.93	1.82	1.93	2.24	2.00
Ratio of net expenses
to average net assets	1.99[c]	1.53	1.69	1.85	2.08	1.89
Ratio of net investment income
(loss) to average net assets	2.08[c]	1.49	.12	(.20)	(.76)	(.75)
Portfolio Turnover Rate	64.48[b]	150	93	73	729	648
Net Assets, end of period
($ x 1,000)	24,421	22,935	60,918	72,043	64,112	75,677

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

The Fund 21

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
June 30, 2009			Year Ended December 31,
Class I Shares	(Unaudited)	2008	2007[a]	2006	2005	2004
Per Share Data ($):
Net asset value,
beginning of period	12.39	25.17	25.60	19.60	16.31	13.82
Investment Operations:
Investment income (loss)—net[b]	.11	.27	.04	.03	(.12)	(.07)
Net realized and unrealized
gain (loss) on investments	1.58	(13.03)	(.28)	5.97	3.41	2.56
Total from Investment Operations	1.69	(12.76)	(.24)	6.00	3.29	2.49
Distributions:
Dividends from
investment income—net	(.25)	(.02)	(.19)	—	—	—
Net asset value, end of period	13.83	12.39	25.17	25.60	19.60	16.31
Total Return (%)	14.28[c]	(50.75)	(.98)	30.61	20.17	18.02
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.33[d]	1.97	1.83	1.68	2.08	1.79
Ratio of net expenses
to average net assets	2.24[d]	1.56	1.71	1.61	1.89	1.68
Ratio of net investment income
(loss) to average net assets	1.86[d]	1.40	.13	.09	(.69)	(.51)
Portfolio Turnover Rate	64.48[c]	150	93	73	729	648
Net Assets, end of period
($ x 1,000)	78	71	152	200	310	190

a	Effective June 1, 2007, Class R shares were redesignated as Class I shares.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.

See notes to financial statements.

22

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Passport Fund (the “fund”) is a separate diversified series of Dreyfus Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering five series, including the fund.The fund’s investment objective is to seek capital appreciation through investments in foreign small-cap companies. Founders Asset Management LLC (“Founders”) serves as the fund’s investment adviser. Founders is an indirect, wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”).

MBSC Securities Corporation (the “Distributor”), the direct owner of Founders and a wholly-owned subsidiary of The Dreyfus Corporation (“Dreyfus”), an affiliate of Founders, is the distributor of the fund’s shares. The fund is authorized to issue up to 600 million shares of Common Stock, par value $.01 per share, in the following classes of shares: Class A, Class B, Class C, Class F and Class I shares. Class A shares are subject to a sales charge imposed at the time of purchase, although the shares may be purchased at net asset value (“NAV”) without a sales charge by certain categories of investors. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years.The fund does not offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class F and Class I shares are sold at NAV per share. Class F shares are sold only to Class F grandfathered investors, and Class I shares are sold only to eligible institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class. Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Effective December 3, 2008, investments for new accounts were no longer permitted in Class T shares of the fund, except that participants in certain group retirement plans were able to open a new account in Class T shares of the fund, provided that the fund was established as an investment option under the plans before December 3, 2008. On February 4, 2009, the fund issued to each holder of its Class T shares, in exchange for said shares, Class A shares of the fund having an aggregate net asset value equal to the aggregate net asset value of the shareholder’s Class T shares. Subsequent investments in the fund’s Class A shares made by prior holders of the fund’s Class T shares who received Class A shares of the fund in exchange for their Class T shares are subject to the front-end sales load schedule that was in effect for Class T shares at the time of the exchange. Otherwise, all other Class A share attributes will be in effect. Effective as of the close of business on February 4, 2009, the fund no longer offers Class T shares.

Each class of the fund bears expenses incurred specifically on its behalf and, in addition, each class bears a portion of general expenses based on the relative net assets or the number of shareholder accounts of the class.The type of expense determines the allocation method.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of a security traded on NASDAQ, at its official closing price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available.

24

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the fund’s assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales that day, the security is valued at the current closing bid price. NewYork closing exchange rates are used to convert foreign currencies to U.S. dollars.

A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company’s Board of Directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market.

Registered investment companies that are not traded on an exchange are valued at their NAV.

If market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value, securities will be valued at their fair value as determined in good faith by the Company’s Board of Directors or pursuant to procedures approved by the Board of Directors.These situations may include instances where an event occurs after the close of the market on which a security is traded but before the fund calculates its NAV, and it is determined that the event has materially affected the value of the security. Fair value of foreign equity securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund adopted Statement of Financial Accounting Standards No.157 “FairValue Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Foreign	33,930,133	—	193,563	34,123,696
Mutual
Funds/ETFs	320,305	—	—	320,305
Other Financial
Instruments†	—	16	—	16
Liabilities ($)
Other Financial
Instruments†	—	—	—	—

† Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

26

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Valuation Inputs	Securities ($)
Balance as of 12/31/2008	66,861
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(17,932)
Net purchases (sales)	—
Transfers in and/or out of Level 3	144,634
Balance as of 6/30/2009	193,563

(b) Foreign securities and currency transactions: The fund normally will invest a large portion of its assets in foreign securities. In the event the fund executes a foreign security transaction, the fund may enter into a forward foreign currency exchange contract (“forward contract”) to settle the foreign security transaction. The fund could be exposed to risk if counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The resultant foreign currency gain or loss from the contract is recorded as foreign currency gain or loss and is presented as such in the Statement of Operations.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

The accounting records of the fund are maintained in U.S. dollars.The market values of foreign securities,currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S.dollar amounts on the respective dates of such transactions.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net unrealized appreciation (depreciation) from investments and foreign currency transactions in the Statement of Operations.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on investments and foreign currency translation arises from changes in the values of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

(d) Affiliated issuers: Investments in other investment companies advised by Founders or its affiliates are defined as “affiliated” in the Act.

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from

28

net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(f) Federal income taxes: No provision has been made for federal income taxes since it is the policy of the fund to comply with the requirements of Subchapter M of the Code that are applicable to regulated investment companies and to make distributions of income and capital gains sufficient to relieve it from all income taxes.The fund is treated as a separate tax entity for federal income tax purposes.

As of and during the period ended June 30, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended December 31, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $100,014,691 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2008. If not applied, $72,594,825 of the carryover expires in fiscal 2009, $11,833,084 expires in fiscal 2010 and $15,586,782 expires in fiscal 2016.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2008 was as follows: ordinary income $126,692.The tax character of current year distributions will be determined at the end of the current fiscal year.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 2—Bank Lines of Credit:

The Company had a line of credit arrangement (“LOC”) with State Street Bank and Trust Company until May 27, 2009, to be used for temporary or emergency purposes, primarily for financing redemption payments.The borrowings by each series of the Company were limited to the lesser of (a) $25 million, or (b) the lesser of 25% of the series’ total net assets or the maximum amount which the series is permitted to borrow pursuant to the prospectus, any law or any other agreement. Combined borrowings were subject to the $25 million cap on the total LOC. Each series agreed to pay annual fees and interest on the unpaid balance based on prevailing market rates as defined in the LOC.

Effective May 28, 2009, the fund participates with other Dreyfus-managed funds in a $145 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided byThe Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of Facility fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of the borrowing.

The average amount of borrowings outstanding under the LOC and the Facilities during the period ended June 30, 2009,was approximately $5,200 with a related weighted average annualized interest rate of .77%.

NOTE 3—Investment Advisory Fee and Other Transactions With Affiliates:

(a) In accordance with an investment advisory agreement between the Company and Founders, the fund compensates Founders for its services as investment adviser by the payment of fees computed daily and paid monthly at an annual rate equal to a percentage of the average daily value of the fund’s net assets.The fee is 1% of the first $250 million of net assets, .80% of the next $250 million of net assets, and .70% of net assets in excess of $500 million.

30

During the period ended June 30, 2009, the Distributor retained $11 from commissions earned on sales of the fund’s Class A shares, and $4 and $109 from CDSCs on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under a Distribution Plan (the “Class B, C and T Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay and Class T shares paid the Distributor for distributing their shares at an annual rate of .75% of the value of the average daily net assets of Class B and Class C shares and .25% of the value of the average daily net assets of Class T shares. During the period ended June 30, 2009, Class B, Class C and Class T shares were charged $1,364, $5,268 and $28, respectively, pursuant to the Class B, C and T Plan.

The fund also has adopted a Distribution Plan pursuant to Rule 12b-1 under the Act applicable to its Class F shares (the “Class F Plan”). Under the Class F Plan, the fund is authorized to reimburse the Distributor for expenses paid for distributing or servicing its Class F shares at an annual rate of up to .25% of the value of the average daily net assets of the Fund’s Class F shares. During the period ended June 30, 2009, Class F shares were charged $10,855 pursuant to the Class F Plan.

(c) Under the Shareholder Services Plan,Class A, Class B and Class C shares pay and Class T shares paid the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended June 30, 2009, Class A, Class B, Class C and Class T shares were charged $9,965, $455, $1,756 and $28, respectively, pursuant to the Shareholder Services Plan.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Company has a shareholder services agreement with the Distributor whereby the fund has agreed to compensate the Distributor for providing certain shareholder servicing functions to holders of Class F shares. The fund paid the Distributor a monthly fee equal, on an annual basis, to $24.00 per Class F shareholder account considered to be an open account at any time during a given month. During the period ended June 30, 2009, Class F shares were charged $9,334 pursuant to this shareholder services agreement.

Dreyfus Transfer, Inc. (“DTI”), a wholly-owned subsidiary of Dreyfus, is the transfer and dividend disbursing agent for all of the fund’s share classes.The Distributor pays the transfer and dividend agent fees, other than out-of-pocket charges, for Class F only. During the period ended June 30, 2009, no fees were charged to Class F shares for out-of-pocket transfer agent charges.

The fees charged by DTI with respect to the fund’s Class A,Class B,Class C, Class I and Class T shares are paid by the fund.These transfer agency fees, including both the per account fees paid to DTI and out-of-pocket charges, during the period ended June 30, 2009 were $13,867.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Founders, under two cash management agreements for performing cash management services related to fund subscriptions and redemptions. During the period ended June 30, 2009, the fund was charged $3,932 for these services.These fees were offset by earnings credits pursuant to the cash management agreements.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended June 30, 2009, the fund was charged $36,281 pursuant to the custody agreement.These fees were partially offset by earnings credits pursuant to the custody agreement.

The fund has agreed to compensate Dreyfus for providing accounting services, administration, compliance monitoring, regulatory and share-

32

holder reporting, as well as related facilities, equipment and clerical help. The fee is computed at the annual rate of .10% of the average daily net assets of the fund on the first $500 million, .065% of the average daily net assets of the fund on the next $500 million and .02% of the average daily net assets of the fund in excess of $1 billion, plus reasonable out-of- pocket expenses. Dreyfus has contractually agreed in writing to waive any fees received for these services to the extent they exceed its costs in providing the services and a reasonable allocation of the costs incurred by Founders and its affiliates related to the support and oversight of these services. During the period ended June 30, 2009, Dreyfus waived $1,607.

The components of “Due to Founders Asset Management LLC and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $29,055, Rule 12b-1 distribution plan fees $2,967, shareholder services plan fees $2,239, compliance support fees $3,667, custodian fees $1,037, transfer agency per account fees $4,138 and accounting fees $2,906.

(d) Annual retainer fees and attendance fees for the Company’s Board of Directors are allocated to each series of the Company based on net assets. During the period ended June 30, 2009, the fund paid $7,476 in directors’ fees. The Company’s Board of Directors has adopted a deferred compensation plan for Company directors that enables directors to elect to defer receipt of all or a portion of the annual compensation that they are entitled to receive from the Company. Under the plan, the compensation deferred is invested in shares of one or more of the Company’s series. The amount paid to the director under the plan will be determined based upon the performance of the selected series.The current value of these amounts is included in Other Assets and Directors’ Deferred Compensation in the Statement of Assets and Liabilities. Increases in the market value of the deferred compensation accounts are added to the directors’ fees and expenses paid by the fund

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

in the directors’ fees and expenses in the Statement of Operations, and decreases in the market value of the accounts are subtracted from such fees. During the period ended June 30, 2009, appreciation in the value of the accounts totaled $10,483. This appreciation also is included in the net unrealized appreciation (depreciation) on investments in the Statement of Operations. Deferral of directors’ fees under the plan does not affect the net assets of the fund.

Certain officers of the Company are also officers and/or directors of Founders or its affiliates, which pay their compensation. However, the fund pays a portion of the cost of the services performed by the Company’s Chief Compliance Officer and her staff. During the period ended June 30, 2009, the fund was charged $3,667 for these services, which is included in miscellaneous expenses. The affairs of the fund, including services provided by Founders, are subject to the supervision and general oversight of the Company’s Board of Directors.

(e) A 1% redemption fee is charged and retained by the fund on certain shares redeemed within sixty days following the date of issuance, including redemptions made through use of the fund’s exchange privilege, subject to certain exceptions. During the period ended June 30, 2009, redemption fees charged and retained by the fund amounted to $267.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, financial futures and forward contracts, during the period ended June 30, 2009, amounted to $20,019,214 and $22,401,043, respectively.

The fund adopted Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in deriv-

34

ative agreements.The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.All changes to accounting policies and disclosures have been made in accordance with FAS 161 and are incorporated for the current period as part of the disclosures within this Note.

	Statement of		Statement of
	Assets and		Assets and
	Liabilities	Derivative	Liabilities	Derivative
Derivatives	Location	Assets ($)	Location	Liabilities ($)
Equity contracts	Receivables, Net	—	Payables,	—
	Assets—Unrealized		Net Assets—
	appreciation		Unrealized
depreciation
Foreign exchange	Receivables	16	Payables	—
contracts
Gross fair value of
derivatives contracts		16		—

The effect of derivative instruments in the Statement of Operations the period ended June 30, 2009 is shown below:

	Amount of realized gain or (loss) on derivatives ($)
			Foreign
			Exchange
Derivatives	Options	Futures	Contracts	Swaps	Total
Equity contracts	—	(92,247)	—	—	(92,247)
Foreign exchange
contracts	—	—	(24,215)	—	(24,215)
Total	—	(92,247)	(24,215)	—	(116,462)

	Change in unrealized appreciation or (depreciation) on derivatives ($)
			Foreign
			Exchange
Derivatives	Options	Futures	Contracts	Swaps	Total
Equity contracts	—	—	—	—	—
Foreign exchange
contracts	—	—	16	—	16
Total	—	—	16	—	16

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended June 30, 2009, the average notional value of equity contracts was $232,003, which represented .73% of average net assets. The average notional value of foreign exchange contracts was $206,780, which represented .65% of average net assets.

Futures Contracts: In the normal course of pursuing its investment objectives, the fund is exposed to market risk (including equity price risk, interest rate risk and foreign currency exchange risk) as a result of changes in value of underlying financial instruments. The fund may invest in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equiv-alents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses, which are recorded in the Statement of Operations. Futures contracts are valued daily at the settlement price established by the Board of Trade or exchange upon which they are traded.When the contracts are closed, the fund recognizes a realized gain or loss.There is minimal counterparty credit risk to the fund with futures, since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. At June 30, 2009, there were no financial futures contracts outstanding.

Forward Foreign Currency Exchange Contracts: The fund may enter into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strat-egy.When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund would incur a loss if the value of the contracts increases between the date the forward contracts are opened and the date the forward contracts are closed.The

36

fund realizes a gain if the value of the contracts decreases between those dates. With respect to purchases of forward contracts, the fund would incur a loss if the value of the contracts decreases between the date the forward contracts are opened and the date the forward contracts are closed. The fund realizes a gain if the value of the contracts increases between those dates.The fund is also exposed to credit risk associated with counterparty nonperformance on forward contracts, which is typically limited to the unrealized gain on each open contract. The following summarizes open forward contracts at June 30, 2009:

	Foreign
Forward Foreign Currency	Currency			Unrealized
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	Appreciation ($)
Sales:
Japanese Yen,
expiring 7/2/2009	4,859,477	50,467	50,451	16

At June 30, 2009, accumulated net unrealized depreciation on investments was $791,141, consisting of $3,711,798 gross unrealized appreciation and $4,502,939 gross unrealized depreciation.

At June 30, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of the financial statements.

At a meeting of the Board of Directors held on May 13, 2009, the Board approved, effective on or about September 1, 2009, the appointment of Dreyfus to replace Founders as the fund’s investment adviser. There will be no changes to the services to be provided to the fund as a result of the appointment of Dreyfus as the fund’s investment adviser.

The Fund 37

FACTORS CONSIDERED IN APPROVING ADVISORY AGREEMENTS (Unaudited)

At a meeting of the board of directors of Dreyfus Funds, Inc. (the “Funds” and, in reference to any one of the Funds’ portfolios, a “Fund”) held on May 13, 2009, the Funds’ directors unanimously approved a new investment advisory agreement (the “New Management Agreement”) between each of the Funds andThe Dreyfus Corporation (“Dreyfus”) for a term commencing on or about September 1, 2009 (the “Effective Date”) and ending April 4, 2010.

At their May 13, 2009 meeting, the Funds’ directors also unanimously approved the continuation of the Investment Advisory Agreement (the “Current Management Agreement”) between each of the Funds and Founders Asset Management LLC (“Founders”), the Funds’ current investment adviser, for a term ending on the earlier of the Effective Date or April 4, 2010. Founders is an indirect, wholly-owned subsidiary of Dreyfus, which is a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”).The board’s appointment of Dreyfus to replace Founders as the investment adviser to the Funds relates to a larger process currently underway at BNY Mellon to restructure and consolidate its mutual fund business within Dreyfus.

The board of directors of the Funds (“board”) is comprised entirely of individuals who have no affiliation with Founders or Dreyfus or any affiliates of Founders or Dreyfus (the “directors”).

Prior to the directors’ May 2009 meeting, Founders and Dreyfus had provided the directors with extensive materials related to the renewal of the Current Management Agreement and the approval of the New Management Agreement (collectively the “Agreements”), including performance and expense information for other investment companies with similar investment objectives to each Fund derived from data compiled by Lipper Inc., an independent third party (“Lipper”).

During their meeting, the directors discussed the proposed continuance of the Current Management Agreement and the approval of the New Management Agreement with senior management personnel of Founders and Dreyfus. At the conclusion of these discussions, the

38

directors and their independent counsel met in a private session at which no representatives of Founders or Dreyfus were present, to continue their discussion of the Agreements. In determining to continue the Current Management Agreement and to approve the New Management Agreement, the directors considered all factors which they believed to be relevant, including the following:

Nature, Extent and Quality of Services Provided by Founders and to be Provided by Founders and Dreyfus

The directors recognized that they have had the opportunity to evaluate the investment and non-investment related services which Founders and its affiliates have provided to the Funds primarily through their quarterly review of all of the operations of the Funds during Fund board and committee meetings held throughout the past months. At each such meeting, extensive discussions of Fund operations are held with senior management personnel of Founders and a large volume of documentation with respect to these operations is provided to and reviewed by the directors. Such discussions and documentation afford the directors the continual opportunity to evaluate the nature, extent, and quality of the services provided by Founders and its affiliates to the Funds.

The directors further recognized that under the New Management Agreement, the investment advisory and other services to be provided to the Funds by Dreyfus will be virtually identical to those provided by Founders, since there will be no change in the portfolio management of the Funds as a result of the new contractual arrangement. The directors noted that the terms and conditions of the New Management Agreement are substantially identical to the terms and conditions of the Current Management Agreement, except that the fee schedule for Dreyfus Global Growth Fund has been reduced in the New Management Agreement to reflect a fee waiver implemented by Founders on June 1, 2009.

The Fund 39

FACTORS CONSIDERED IN APPROVING ADVISORY AGREEMENTS (Unaudited) (continued)

The directors were satisfied that Founders is managing and Dreyfus will continue to manage the investment of the assets of the Funds in accordance with each Fund’s respective investment objective, policies and restrictions, subject to the directors’ overall supervision.

The directors considered that Founders provides and Dreyfus will continue to provide many non-investment related services to the Funds in fulfilling their respective responsibilities under the Agreements.

Following their discussion and review, the directors reached the following conclusions:

  That the breadth and quality of investment advisory and other ser- vices being provided to the Funds by Founders under the Current Management Agreement are satisfactory, as evidenced in part by the performance records of the Funds, to which the directors gave significant attention as indicated below; and
  That the breadth and quality of investment advisory and other ser- vices to be provided to the Funds by Dreyfus under the New Management Agreement are anticipated to be substantially identical to the investment advisory and other services provided to the Funds by Founders, since there will be no change in the portfolio manage- ment of the Funds as a result of the new contractual arrangement;
  That the directors are satisfied with the portfolio management and trading services that have been and will continue to be provided to the Funds by Founders as the Funds’ current investment adviser and that will continue to be provided to the Funds by Dreyfus under the New Management Agreement; the directors also recognize that Founders or its affiliates have provided, and that Dreyfus and its affiliates will con- tinue to provide, the highest quality accounting, compliance and regulatory, administrative, underwriting, custody, shareholder, transfer agent and cash management services to the Funds, while charging fair, reasonable and competitive fees.

40

Investment Performance

On a quarterly basis, the directors hold meetings with representatives of the portfolio management team for each Fund (usually a portfolio manager), during which each representative reviews, among other items, performance information, attribution analyses, and the portfolio manager’s investment outlook.The directors also receive written monthly and quarterly performance information for each Fund. The written quarterly reports include comparisons of each Fund’s performance with its respective Lipper category and one or more benchmark indexes for the most recent quarter and one-, three-, five-, and ten-year periods, as well as for the portfolio manager’s tenure.

In conjunction with their consideration of renewal of the Current Management Agreement and the approval of the New Management Agreement, the directors received more detailed performance reports about each Fund from Lipper. These reports compared each Fund’s performance to both a relatively small group of similar funds selected by Lipper (the “Lipper performance group”), as well as to all funds in the applicable Lipper category (the “Lipper performance universe”).

The performance of Passport Fund’s Class F shares placed in the fourth quintile of its Lipper international small/mid-value fund performance universe for the one-year period ended December 31, 2008, and in the fourth and fifth quintiles, respectively, of its Lipper performance universe for the three- and five-year periods ended December 31, 2008. The Fund underperformed its benchmark index for the one-, three-, and five-year periods ended March 31, 2009.While the Fund’s one-year performance results relative to its Lipper performance universe in 2008 were an improvement over its 2007 results, the directors stressed the importance to Founders and to Dreyfus of the need to continue to seek to improve the Fund’s performance record.

The Fund 41

FACTORS CONSIDERED IN APPROVING ADVISORY AGREEMENTS (Unaudited) (continued)

After consideration of all relevant information and data, the directors concluded that each Fund and its shareholders would continue to benefit from Founders’ and, thereafter, Dreyfus’s investment management of the Fund.The directors further determined:

  That although certain of the Funds have experienced performance difficulties, Founders has focused its efforts upon improving the performance records of the Funds and Founders and, thereafter, Dreyfus will continue to seek improvement; and
  That the materials provided by Lipper demonstrated that most of the Funds maintained satisfactory performance quintile rankings in their respective comparison universes, with four of five Funds placing in the third quintile of their respective Lipper performance universes for the three-year period ended December 31, 2008, and three of five Funds placing in the top three quintiles of their respective Lipper performance universes for the one-year period ended December 31, 2008; in 2008, one of the Funds placed in the top quintile of its respective Lipper performance group and universe.

Costs of the Services to be Provided and Profits to be Realized by Founders, Dreyfus, and Their Affiliates from Founders’ and Dreyfus’s Relationships With the Funds

The directors recognized that on a semiannual basis, they received information with respect to the Funds’ expenses. The directors carefully reviewed and discussed the expense ratios for the Class F shares of each Fund at the meetings at which these reports were presented.

In conjunction with their consideration of renewal of the Funds’ Current Management Agreement,the approval of the New Management Agreement with Dreyfus, and the renewal of other service arrangements, the directors received detailed information from Lipper which compared each Fund’s management fees and other expenses with those of a group of similar funds selected by Lipper (the “Lipper expense group”), as well as summary information comparing each

42

Fund’s management fees and expenses with those of the funds in its Lipper performance universe with load structures similar to that of the Funds (the “Lipper expense universe”).

The directors noted that for the period ended December 31, 2008, Passport Fund’s management fees ranked in the first (best) quintile of its Lipper expense group, with the Fund’s fees the second lowest of 12 “peer funds.” The Fund’s contractual management fees at a common asset level were determined by Lipper to be the fifth lowest of the 12 funds in its group.The Fund’s management fees were in the first quin-tile of its Lipper expense universe.

The directors also considered information provided by Lipper with respect to the profitability of the investment management activities conducted by a number of publicly-held corporations, and were provided with extensive materials with respect to the profitability derived by Founders from providing investment advisory services to the Funds as a group and to each Fund individually.

The directors also received and reviewed an analysis of estimated profitability to Dreyfus from providing services to the Funds under the New Management Agreement.

The directors further considered certain indirect benefits received by Founders and its affiliates and to be received by Dreyfus and its affiliates as a result of having Founders and, thereafter, Dreyfus provide investment advisory services to the Funds.These included the following:

  Since Founders sub-advises and Dreyfus will sub-advise a non-Fund account in a style that is similar to that used for one of the Funds, and employees of Founders manage, and employees of Dreyfus will manage, other non-Fund accounts in their capacities as employees of their affiliates, Founders, Dreyfus, and their affiliates realize, and will realize, efficiencies in performing the portfolio management, trading and operational functions related to those non-Fund accounts;

The Fund 43

FACTORS CONSIDERED IN APPROVING ADVISORY AGREEMENTS (Unaudited) (continued)

  The Funds’ brokerage transactions may be executed with brokers that provide research and brokerage services to Founders, Dreyfus, and their affiliates. These research and brokerage services may be useful to Founders, Dreyfus, and their affiliates in providing invest- ment advisory services to any of the clients they advise, including the Funds; and
  Affiliates of Founders and Dreyfus receive and will continue to receive various fees for providing accounting, underwriting, share- holder, transfer agency, custody and cash management services to the Funds.

Founders also sub-advises one other mutual fund, and Dreyfus manages several mutual funds, that are in the same Lipper categories as a number of the Funds. The directors considered information concerning these accounts that was provided by Founders and Dreyfus.

After deliberation and discussion of Fund fees and expenses, the directors determined:

  That upon review of the advisory fee structures of the Funds in comparison with the competitive expense groups and expense uni- verses selected by Lipper, the levels of investment advisory fees paid by the Funds to Founders and to be paid by the Funds to Dreyfus were deemed to be competitive;
  That the expense ratios of the Funds are competitive and that Founders continually reviews and Dreyfus will continually review each Fund’s total expense ratio in an effort to maintain Fund expense ratios at competitive levels; and
  That the comparative fee and expense information included in the materials provided by Lipper supports the determination that the advisory and other fees payable and to be payable by the Funds to Founders, Dreyfus and their affiliates are fair and reasonable and are essentially fees which would be similar to those that would have resulted solely from “arm’s-length” bargaining.

44

With respect to the profitability of Founders and Dreyfus, the directors reviewed the adviser profitability analysis provided by Lipper, which demonstrated that Founders’ 2008 profitability from providing management services to the Funds under the Current Management Agreement, and the estimated profitability to Dreyfus from providing services to the Funds under the New Management Agreement, were both reasonable in comparison to the entities included in the Lipper analysis.

The directors were also advised by independent counsel of the profitability percentage ranges which court cases have found acceptable and determined that Founders’ profitability percentage and Dreyfus’s estimated profitability percentage for providing management services to the Funds were reasonable.

The directors concluded that Founders’ profits from providing management services to the Funds and Dreyfus’s estimated profitability to be derived from providing such services were reasonable in relationship to the overall services which Founders provides and Dreyfus will provide.

Economies of Scale

The directors reviewed information provided by Founders and Dreyfus which summarized the extent, if any, that Founders, Dreyfus and the Funds would achieve certain economies of scale if the assets of the Funds were to increase.

After review and discussion, the directors considered the extent to which economies of scale and common management are shared with each Fund, including the economies that would be realized from the growth of each Fund’s assets. After such consideration, the directors determined that all of the Funds have structured breakpoints in their advisory fees, which result in fee reductions as the assets of each Fund reach defined levels, and that such fee reductions, when implemented, would benefit all of the applicable Fund’s shareholders through decreases in the Fund’s expense ratio.

The Fund 45

FACTORS CONSIDERED IN APPROVING ADVISORY AGREEMENTS (Unaudited) (continued)

Dedication to Regulatory Requirements and Restrictions

An important factor in the directors’ consideration of renewal of the Current Management Agreement with Founders and the approval of the New Management Agreement with Dreyfus included the directors’ recognition of the dedication by Founders and Dreyfus of stringent adherence to regulatory requirements and restrictions. The directors determined that Founders and Dreyfus are dedicated to compliance with all applicable rules and regulations and that the systems of controls which are in place to ensure that the service providers to the Funds, including Founders and Dreyfus, and the Funds themselves, maintain and will continue to maintain strict adherence to the law are excellent.

Overall Conclusions

The directors determined that they are satisfied with the performance of the Funds and with the quality of the advisory and other services being provided by Founders and those to be provided by Dreyfus and their respective affiliates to the Funds. The directors recognized that efforts are being and will continue to be made to improve each Fund’s performance and to maintain Fund expense ratios at reasonable and competitive levels.

The directors concluded that continuation of the Current Management Agreement between each Fund and Founders, which would enable each Fund to continue to receive investment advisory services from Founders, is in the best interests of each Fund and its shareholders, the services to be performed under the Current Management Agreement are services required for the operations of the Funds, Founders has provided satisfactory investment management services to the Funds in the past, and the fees for the management services which Founders will perform will be fair and reasonable and within the range of what would have been negotiated at arm’s length in light of the circumstances.

46

The directors further concluded that the approval of the New Management Agreement between each Fund and Dreyfus is in the best interests of each Fund and its shareholders, the services to be performed under the New Management Agreement are services required for the operations of the Funds, the terms and conditions of the New Management Agreement will be substantially identical to the terms and conditions of the Current Management Agreement (with the exception of the reduction in Dreyfus Global Growth Fund’s fee schedule, discussed above), the individuals who are providing portfolio management services to the Funds under the Current Management Agreement immediately prior to the effectiveness of the New Management Agreement will continue to perform those services immediately following the effectiveness of the Agreement, and the fees for the advisory services which Dreyfus will perform will be fair and reasonable and within the range of what would have been negotiated at arm’s length in light of the circumstances.

The Fund 47

NOTES

ITEM 2. CODE OF ETHICS

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

(a) Schedule I – Investments in securities of unaffiliated issuers is included as part of the reports to shareholders filed under Item 1 of this report on Form N-CSR.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES
FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

       There have been no material changes to the procedures applicable to Item 10.

ITEM 11. CONTROLS AND PROCEDURES

(a) Based on an evaluation of the Funds’ Disclosure Controls and
Procedures as of a date within 90 days of the filing date of this report, the Funds’ Principal Executive Officer (“PEO”) and Principal
Financial Officer (“PFO”) have concluded that the Funds’ Disclosure
Controls and Procedures provide reasonable assurance that information required to be disclosed by the Funds in the report is recorded, processed, summarized, and reported within required time periods, and that information required to be disclosed in the report is accumulated and communicated to the Funds’ management, including the Funds’ PEO and PFO, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) During the quarter ended June 30, 2009 there has been no change in the Funds’ internal control over financial reporting that has materially affected, or that is reasonably likely to materially affect, the Funds’ internal control over financial reporting.

ITEM 12. EXHIBITS (a)(1) Not applicable to semiannual reports. (a)(2) Attached hereto as Exhibit EX-99.CERT. (a)(3) Not applicable. (b) Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS FUNDS, INC.

By:	/s/J. David Officer
J. David Officer, President

Date:	August 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/J. David Officer
J. David Officer, Principal Executive Officer

Date:	August 26, 2009

By:	/s/Steven M. Anderson
Steven M. Anderson, Principal Financial Officer

Date:	August 26, 2009